THE GLENMEDE FUND, INC.

                               SEMI-ANNUAL REPORT

                    FOR THE SIX MONTHS ENDED APRIL 30, 1997

                           THE GLENMEDE TRUST COMPANY
                               INVESTMENT ADVISOR

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                  (UNAUDITED)

                                                                                     GOVERNMENT     TAX-EXEMPT    INTERMEDIATE
                                                                                        CASH           CASH        GOVERNMENT
                                                                                      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                                     ----------     ----------    ------------
Investment income:
  Dividends (net of foreign withholding taxes)....................................   $        --    $       --    $        --
  Interest (net of foreign withholding taxes).....................................    12,375,239     4,471,045      8,747,015
  Other Income(1).................................................................            --            --         18,207
                                                                                     -----------    ----------    -----------
       Total investment income....................................................    12,375,239     4,471,045      8,765,222
                                                                                     -----------    ----------    -----------
Expenses:
  Investment advisory fee.........................................................            --            --             --
  Administration fee..............................................................        88,489        50,717         50,649
  Shareholder servicing fee.......................................................       113,934        65,336         65,202
  Custodian fee...................................................................        27,654        21,764         14,500
  Legal and audit fees............................................................        37,500        28,008         22,750
  Directors' fees and expenses....................................................        12,893         2,685         10,000
  State franchise taxes...........................................................        25,135        11,858         10,750
  Registration and filing fees....................................................         2,641         1,213          1,812
  Printing and postage............................................................         9,454         3,497          6,424
  Other expenses..................................................................        16,560         9,727          9,561
                                                                                     -----------    ----------    -----------
       Total expenses.............................................................       334,260       194,805        191,648
                                                                                     -----------    ----------    -----------
Net investment income.............................................................    12,040,979     4,276,240      8,573,574
                                                                                     -----------    ----------    -----------
Realized and unrealized gain/(loss) on investments:
  Net realized gain/(loss) on:
    Securities transactions.......................................................        (5,333)           --       (501,812)
    Foreign currency translation..................................................            --            --             --
                                                                                     -----------    ----------    -----------
    Net realized gain/(loss) on investments.......................................        (5,333)           --       (501,812)
                                                                                     -----------    ----------    -----------
  Net change in unrealized appreciation/(depreciation) of:
    Securities....................................................................            --            --     (4,375,344)
    Foreign currency translation..................................................            --            --             --
                                                                                     -----------    ----------    -----------
    Net unrealized appreciation/(depreciation) on investments.....................            --            --     (4,375,344)
                                                                                     -----------    ----------    -----------
Net realized and unrealized gain/(loss) on investments............................        (5,333)           --     (4,877,156)
                                                                                     -----------    ----------    -----------
Net increase/(decrease) in net assets resulting from operations...................   $12,035,646    $4,276,240    $ 3,696,418
                                                                                     ===========    ==========    ===========

-----------------
(1) Income from security lending.

                       See Notes to Financial Statements.

                       ================ 1 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                    STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                       SMALL
                                                                                                   CAPITALIZATION     LARGE CAP
                                                                                       EQUITY          EQUITY           VALUE
                                                                                     PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                                     ---------     --------------     ---------
Investment income:
  Dividends (net of foreign withholding taxes)(1)................................   $  1,121,029    $  3,613,364     $   648,520
  Interest.......................................................................         63,958         242,794          51,755
  Other Income(2)................................................................            309           4,011             649
                                                                                    ------------    ------------     -----------
       Total investment income...................................................      1,185,296       3,860,169         700,924
                                                                                    ------------    ------------     -----------
Expenses:
  Investment advisory fee........................................................             --              --              --
  Administration fee.............................................................         20,316          66,106          11,219
  Shareholder servicing fee......................................................         26,164          85,132          14,450
  Custodian fee..................................................................          3,682          20,020           2,937
  Legal and audit fees...........................................................         15,277          39,709           8,574
  Directors' fees and expenses...................................................          1,067           3,450             724
  State franchise taxes..........................................................          6,147          18,860           2,272
  Registration and filing fees...................................................          4,638           1,346              --
  Printing and postage...........................................................          1,169           4,950             613
  Other expenses.................................................................          4,103          12,420           2,076
                                                                                    ------------    ------------     -----------
       Total expenses............................................................         82,563         251,993          42,865
                                                                                    ------------    ------------     -----------
Net investment income............................................................      1,102,733       3,608,176         658,059
                                                                                    ------------    ------------     -----------
Realized and unrealized gain/(loss) on investments:
  Net realized gain/(loss) on:
    Securities transactions......................................................      1,808,223      20,283,120       5,558,888
    Foreign currency translation.................................................             --              --              --
                                                                                    ------------    ------------     -----------
    Net realized gain/(loss) on investments......................................      1,808,223      20,283,120       5,558,888
                                                                                    ------------    ------------     -----------
  Net change in unrealized appreciation/(depreciation) of:
    Securities...................................................................      8,769,342      15,363,108       1,940,101
    Foreign currency translation.................................................             --              --              --
                                                                                    ------------    ------------     -----------
    Net unrealized appreciation/(depreciation) on investments....................      8,769,342      15,363,108       1,940,101
                                                                                    ------------    ------------     -----------
Net realized and unrealized gain/(loss) on investments...........................     10,577,565      35,646,228       7,498,989
                                                                                    ------------    ------------     -----------
Net increase/(decrease) in net assets resulting from operations..................   $ 11,680,298    $ 39,254,404     $ 8,157,048
                                                                                    ============    ============     ===========

-----------------
(1) The Equity Portfolio had foreign dividend withholding taxes of $11,903.

(2) Income from security lending.

                       See Notes to Financial Statements.

                       ================ 2 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                    STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                    INSTITUTIONAL     EMERGING
                                                                                   INTERNATIONAL    INTERNATIONAL      MARKETS
                                                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                                   -------------    -------------     ---------
Investment income:
  Dividends (net of foreign withholding taxes)(1)...............................    $ 7,766,393      $   692,057     $ 1,079,926
  Interest......................................................................      1,157,621           97,767          27,661
  Other Income(2)...............................................................        186,371            6,167              --
                                                                                    -----------      -----------     -----------
       Total investment income..................................................      9,110,385          795,991       1,107,587
                                                                                    -----------      -----------     -----------
Expenses:
  Investment advisory fee.......................................................             --          255,296         615,100
  Administration fee............................................................        142,594           13,212          19,094
  Shareholder servicing fee.....................................................        183,741               --              --
  Custodian fee.................................................................         98,900            9,844         204,998
  Legal and audit fees..........................................................         96,860           10,103          10,047
  Directors' fees and expenses..................................................          7,672              738           7,370
  State franchise taxes.........................................................         32,395            2,200           3,406
  Registration and filing fees..................................................         42,821            8,116              --
  Printing and postage..........................................................          6,094            6,637           6,439
  Other expenses................................................................         32,104           16,005          45,186
                                                                                    -----------      -----------     -----------
       Total expenses...........................................................        643,181          322,151         911,640
                                                                                    -----------      -----------     -----------
Net investment income...........................................................      8,467,204          473,840         195,947
                                                                                    -----------      -----------     -----------
Realized and unrealized gain/(loss) on investments:
  Net realized gain/(loss) on:
    Securities transactions.....................................................      8,182,374          506,483        (258,203)
    Foreign currency translation................................................       (520,411)         (51,492)       (133,317)
                                                                                    -----------      -----------     -----------
    Net realized gain/(loss) on investments.....................................      7,661,963          454,991        (391,520)
                                                                                    -----------      -----------     -----------
  Net change in unrealized appreciation/(depreciation) of:
    Securities..................................................................     42,154,404        3,356,012      15,930,101
    Foreign currency translation................................................        (85,187)          (2,671)         (5,883)
                                                                                    -----------      -----------     -----------
    Net unrealized appreciation/(depreciation) on investments...................     42,069,217        3,353,341      15,924,218
                                                                                    -----------      -----------     -----------
Net realized and unrealized gain/(loss) on investments..........................     49,731,180        3,808,332      15,532,698
                                                                                    -----------      -----------     -----------
Net increase/(decrease) in net assets resulting from operations.................    $58,198,384      $ 4,282,172     $15,728,645
                                                                                    ===========      ===========     ===========

-----------------
(1) The International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio had foreign dividend withholding taxes of $1,121,439, $102,187 and $50,381, respectively.

(2) Income from security lending.

                       See Notes to Financial Statements.

                       ================ 3 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED APRIL 30, 1997
                                  (UNAUDITED)

                                                                                 GOVERNMENT      TAX-EXEMPT     INTERMEDIATE
                                                                                    CASH            CASH         GOVERNMENT
                                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                                 ----------      ----------     ------------
Net investment income........................................................   $ 12,040,979    $  4,276,240    $  8,573,574
Net realized gain/(loss) on investments......................................         (5,333)             --        (501,812)
Net unrealized appreciation/(depreciation) on investments and net assets.....             --              --      (4,375,344)
                                                                                ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations..............     12,035,646       4,276,240       3,696,418
Distributions to shareholders:
  From net investment income.................................................    (12,040,979)     (4,276,240)     (8,464,764)
  From net realized gain on investments......................................             --              --              --
Net increase/(decrease) in net assets from capital share
  transactions...............................................................     29,092,558      47,461,047       1,988,139
                                                                                ------------    ------------    ------------
Net increase/(decrease) in net assets........................................     29,087,225      47,461,047      (2,780,207)
NET ASSETS:
Beginning of period..........................................................    452,394,537     224,999,102     259,502,722
                                                                                ------------    ------------    ------------
End of period................................................................   $481,481,762    $272,460,149    $256,722,515
                                                                                ============    ============    ============

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 1996


                                                                                 GOVERNMENT      TAX-EXEMPT     INTERMEDIATE
                                                                                    CASH            CASH         GOVERNMENT
                                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                                 ---------       ----------     ------------
Net investment income........................................................   $ 24,317,481    $  7,762,314    $ 17,645,403
Net realized gain/(loss) on investments......................................            781             (13)        214,030
Net unrealized appreciation/(depreciation) on investments and net assets.....             --              --      (1,992,578)
                                                                                ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations..............     24,318,262       7,762,301      15,866,855
Distributions to shareholders:
  From net investment income.................................................    (24,317,481)     (7,762,314)    (17,973,595)
  From net realized gain on investments......................................             --              --              --
Net increase/(decrease) in net assets from capital share
  transactions...............................................................     43,788,531        (808,888)    (81,264,828)
                                                                                ------------    ------------    ------------
Net increase/(decrease) in net assets........................................     43,789,312        (808,901)    (83,371,568)
NET ASSETS:
Beginning of year............................................................    408,605,225     225,808,003     342,874,290
                                                                                ------------    ------------    ------------
End of year..................................................................   $452,394,537    $224,999,102    $259,502,722
                                                                                ============    ============    ============

                       See Notes to Financial Statements.

                       ================ 4 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                      FOR THE PERIOD ENDED APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                     SMALL
                                                                                                 CAPITALIZATION     LARGE CAP
                                                                                    EQUITY           EQUITY           VALUE
                                                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                                  ---------        ---------        ---------
Net investment income.........................................................   $  1,102,733     $   3,608,176    $   658,059
Net realized gain/(loss) on investments.......................................      1,808,223        20,283,120      5,558,888
Net unrealized appreciation/(depreciation) on investments and net assets......      8,769,342        15,363,108      1,940,101
                                                                                 ------------     -------------    -----------
Net increase/(decrease) in net assets resulting from operations...............     11,680,298        39,254,404      8,157,048
Distributions to shareholders:
  From net investment income..................................................     (1,081,590)       (3,299,510)      (659,604)
  From net realized gain on investments.......................................             --                --             --
Net increase/(decrease) in net assets from capital share
  transactions................................................................      7,038,686         8,013,079      5,687,745
                                                                                 ------------     -------------    -----------
Net increase/(decrease) in net assets.........................................     17,637,394        43,967,973     13,185,189
NET ASSETS:
Beginning of period...........................................................     94,184,874       308,415,410     50,130,952
                                                                                 ------------     -------------    -----------
End of period.................................................................   $111,822,268     $ 352,383,383    $63,316,141
                                                                                 ============     =============    ===========

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 1996


                                                                                                     SMALL
                                                                                                 CAPITALIZATION     LARGE CAP
                                                                                    EQUITY           EQUITY           VALUE
                                                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                                  ---------      --------------     ---------
Net investment income.........................................................   $  1,942,546     $   5,401,153    $   824,717
Net realized gain/(loss) on investments.......................................      8,245,044        22,099,067        605,642
Net unrealized appreciation/(depreciation) on investments and net assets......     11,633,992        14,741,219      3,541,791
                                                                                 ------------     -------------    -----------
Net increase/(decrease) in net assets resulting from operations...............     21,821,582        42,241,439      4,972,150
Distributions to shareholders:
  From net investment income..................................................     (1,890,653)       (5,193,834)      (765,438)
  From net realized gain on investments.......................................     (8,439,400)      (22,099,067)      (594,750)
Net increase/(decrease) in net assets from capital share
  transactions................................................................      2,536,458       122,498,366     30,538,451
                                                                                 ------------     -------------    -----------
Net increase/(decrease) in net assets.........................................     14,027,987       137,446,904     34,150,413
NET ASSETS:
Beginning of year.............................................................     80,156,887       170,968,506     15,980,539
                                                                                 ------------     -------------    -----------
End of year...................................................................   $ 94,184,874     $ 308,415,410    $50,130,952
                                                                                 ============     =============    ===========

                       See Notes to Financial Statements.

                       ================ 5 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                      FOR THE PERIOD ENDED APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                  INSTITUTIONAL      EMERGING
                                                                                 INTERNATIONAL    INTERNATIONAL      MARKETS
                                                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                                 -------------    -------------     ---------
Net investment income.........................................................   $   8,467,204     $   473,840     $    195,947
Net realized gain/(loss) on investments.......................................       7,661,963         454,991         (391,520)
Net unrealized appreciation/(depreciation) on investments and net assets......      42,069,217       3,353,341       15,924,218
                                                                                 -------------     -----------     ------------
Net increase/(decrease) in net assets resulting from operations...............      58,198,384       4,282,172       15,728,645
Distributions to shareholders:
  From net investment income..................................................      (7,614,489)       (441,739)              --
  From net realized gain on investments.......................................              --              --               --
  In excess of net investment income..........................................              --              --               --
Net increase/(decrease) in net assets from capital share
  transactions................................................................     235,648,963      11,599,329        6,767,594
                                                                                 -------------     -----------     ------------
Net increase/(decrease) in net assets.........................................     286,232,858      15,439,762       22,496,239
NET ASSETS:
Beginning of period...........................................................     643,458,648      58,390,149       86,384,514
                                                                                 -------------     -----------     ------------
End of period.................................................................   $ 929,691,506     $73,829,911     $108,880,753
                                                                                 =============     ===========     ============

                      FOR THE YEAR ENDED OCTOBER 31, 1996

                                                                                                  INSTITUTIONAL      EMERGING
                                                                                 INTERNATIONAL    INTERNATIONAL      MARKETS
                                                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                                 -------------    -------------     ---------
Net investment income.........................................................   $  16,169,540     $ 1,031,790     $    531,228
Net realized gain/(loss) on investments.......................................       1,371,647         553,491          445,602
Net unrealized appreciation/(depreciation) on investments and net assets......      41,850,169       5,023,293       (3,309,338)
                                                                                 -------------     -----------     ------------
Net increase/(decrease) in net assets resulting from operations...............      59,391,356       6,608,574       (2,332,508)
Distributions to shareholders:
  From net investment income..................................................     (17,200,867)       (933,405)        (791,631)
  From net realized gain on investments.......................................      (1,700,763)       (587,999)         (79,207)
  In excess of net investment income..........................................      (2,182,510)       (235,506)              --
Net increase/(decrease) in net assets from capital share
  transactions................................................................     261,942,539       9,332,942       62,291,262
                                                                                 -------------     -----------     ------------
Net increase/(decrease) in net assets.........................................     300,249,755      14,184,606       59,087,916
NET ASSETS:
Beginning of year.............................................................     343,208,893      44,205,543       27,296,598
                                                                                 -------------     -----------     ------------
End of year...................................................................   $ 643,458,648     $58,390,149     $ 86,384,514
                                                                                 =============     ===========     ============

                       See Notes to Financial Statements.

                       ================ 6 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            GOVERNMENT CASH PORTFOLIO
                                                    --------------------------------------------------------------------------
                                                      SIX MONTHS                       YEAR ENDED OCTOBER 31,
                                                        ENDED         --------------------------------------------------------
                                                    APRIL 30, 1997      1996        1995        1994        1993        1992
                                                    --------------    --------    --------    --------    --------    --------
                                                     (UNAUDITED)
Net asset value, beginning of period.............      $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       --------       --------    --------    --------    --------    --------
Net investment income............................         0.026          0.053       0.059       0.038       0.031       0.041
Distributions from net investment income.........        (0.026)        (0.053)     (0.059)     (0.038)     (0.031)     (0.041)
                                                       --------       --------    --------    --------    --------    --------
Net asset value, end of period...................      $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       ========       ========    ========    ========    ========    ========
Total Return(+)..................................          2.65%          5.46%       5.87%       3.78%       3.18%       4.19%
                                                       ========       ========    ========    ========    ========    ========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's).............      $481,482       $452,395    $408,605    $353,405    $247,816    $203,882
Ratio of operating expenses to average net
  assets.........................................          0.15%*         0.16%       0.15%       0.11%       0.11%       0.13%
Ratio of net investment income to average net
  assets.........................................          5.28%*         5.32%       5.71%       3.82%       3.14%       4.18%

-----------------
+ Total return represents aggregate total return for the period indicated.

* Annualized.

                       See Notes to Financial Statements.

                       ================ 7 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            TAX-EXEMPT CASH PORTFOLIO
                                                    --------------------------------------------------------------------------
                                                      SIX MONTHS                       YEAR ENDED OCTOBER 31,
                                                        ENDED         --------------------------------------------------------
                                                    APRIL 30, 1997      1996        1995        1994        1993        1992
                                                    --------------    --------    --------    --------    --------    --------
                                                     (UNAUDITED)
Net asset value, beginning of period.............      $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       --------       --------    --------    --------    --------    --------
Net investment income............................         0.016          0.034       0.038       0.025       0.023       0.033
Distributions from net investment income.........        (0.016)        (0.034)     (0.038)     (0.025)     (0.023)     (0.033)
                                                       --------       --------    --------    --------    --------    --------
Net asset value, end of period...................      $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       ========       ========    ========    ========    ========    ========
Total Return(+)..................................          1.64%          3.42%       3.76%       2.48%       2.34%       3.30%
                                                       ========       ========    ========    ========    ========    ========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's).............      $272,460       $224,999    $222,808    $222,985    $106,590    $125,826
Ratio of operating expenses to average net
  assets.........................................          0.15%*         0.15%       0.15%       0.13%       0.13%       0.15%
Ratio of net investment income to average net
  assets.........................................          3.27%*         3.36%       3.69%       2.52%       2.33%       3.21%

-----------------
+ Total return represents aggregate total return for the period indicated.

* Annualized.

                       See Notes to Financial Statements.

                       ================ 8 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     INTERMEDIATE GOVERNMENT PORTFOLIO
                                               ------------------------------------------------------------------------------
                                                 SIX MONTHS                       YEAR ENDED OCTOBER 31,
                                                   ENDED         ------------------------------------------------------------
                                               APRIL 30, 1997      1996        1995         1994          1993         1992
                                               --------------    --------    --------    --------       --------     --------
                                                (UNAUDITED)
Net asset value, beginning of period........      $  10.29       $  10.36    $   9.89    $  10.84       $  10.76     $  10.61
                                                  --------       --------    --------    --------       --------     --------
Income from investment operations:
Net investment income.......................          0.33           0.66        0.69        0.64           0.66         0.74
Net realized and unrealized gain/(loss) on
  investments...............................         (0.18)         (0.08)       0.46       (0.96)          0.41         0.22
                                                  --------       --------    --------    --------       --------     --------
Total from investment operations............          0.15           0.58        1.15       (0.32)          1.07         0.96
                                                  --------       --------    --------    --------       --------     --------
Less Distributions:
Distributions from net investment income....         (0.33)         (0.65)      (0.68)      (0.63)         (0.67)       (0.70)
Distributions from net realized capital
  gains.....................................            --             --          --          --          (0.32)       (0.11)
                                                  --------       --------    --------    --------       --------     --------
Total distributions.........................         (0.33)         (0.65)      (0.68)      (0.63)         (0.99)       (0.81)
                                                  --------       --------    --------    --------       --------     --------
Net asset value, end of period..............      $  10.11       $  10.29    $  10.36    $   9.89       $  10.84     $  10.76
                                                  ========       ========    ========    ========       ========     ========
Total Return(+).............................          1.47%          5.88%      12.06%      (3.03)%        10.38%        9.34%
                                                  ========       ========    ========    ========       ========     ========
Ratios to average net assets/Supplemental
  data:
Net assets, end of period (in 000's)........      $256,723       $259,503    $342,874    $333,797       $581,823     $445,816
Ratio of operating expenses to average net
  assets....................................          0.15%*         0.16%       0.11%       0.12%**        0.14%**      0.16%
Ratio of net investment income to average
  net assets................................          6.57%*         6.37%       6.67%       6.06%          6.03%        7.03%
Portfolio turnover rate.....................           245%*           47%        228%        165%            83%          39%

-----------------
 + Total return represents aggregate total return for the period indicated.

 * Annualized.

** The annualized operating expense ratios exclude interest expense. The ratios including interest expense for the years ended October 31, 1994 and October 31, 1993 were 0.14% and 0.16%, respectively.

                       See Notes to Financial Statements.

                       ================ 9 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    EQUITY PORTFOLIO
                                                          ---------------------------------------------------------------------
                                                            SIX MONTHS                    YEAR ENDED OCTOBER 31,
                                                              ENDED         ---------------------------------------------------
                                                          APRIL 30, 1997     1996       1995       1994       1993       1992
                                                          --------------    -------    -------    -------    -------    -------
                                                           (UNAUDITED)
Net asset value, beginning of period...................      $   16.79      $ 14.67    $ 12.56    $ 13.23    $ 11.84    $ 11.21
                                                             ---------      -------    -------    -------    -------    -------
Income from investment operations:
Net investment income..................................           0.19         0.41       0.32       0.31       0.32       0.31
Net realized and unrealized gain/(loss) on
  investments..........................................           1.89         3.73       2.64      (0.17)      1.63       0.65
                                                             ---------      -------    -------    -------    -------    -------
Total from investment operations.......................           2.08         4.14       2.96       0.14       1.95       0.96
                                                             ---------      -------    -------    -------    -------    -------
Less Distributions:
Distributions from net investment income...............          (0.19)       (0.40)     (0.33)     (0.29)     (0.32)     (0.33)
Distributions from net realized capital gains..........             --        (1.62)     (0.52)     (0.52)     (0.24)        --
                                                             ---------      -------    -------    -------    -------    -------
Total distributions....................................          (0.19)       (2.02)     (0.85)     (0.81)     (0.56)     (0.33)
                                                             ---------      -------    -------    -------    -------    -------
Net asset value, end of period.........................      $   18.68      $ 16.79    $ 14.67    $ 12.56    $ 13.23    $ 11.84
                                                             =========      =======    =======    =======    =======    =======
Total Return(+)........................................          12.41%       28.65%     23.78%      1.21%     16.60%      8.62%
                                                             =========      =======    =======    =======    =======    =======
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)...................      $ 111,822      $94,185    $80,157    $64,046    $43,611    $18,049
Ratio of operating expenses to average net assets......           0.16%*       0.17%      0.14%      0.16%      0.20%      0.24%
Ratio of net investment income to average net assets...           2.11%*       2.26%      2.32%      2.40%      2.61%      2.91%
Portfolio turnover rate................................              4%*         36%        70%       109%        61%        30%
Average commissions per share**........................      $    0.07      $  0.07         NA         NA         NA         NA

-----------------
 + Total return represents aggregate total return for the period indicated.

 * Annualized.

** Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

                       =============== 10 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       SMALL CAPITALIZATION EQUITY PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                        SIX MONTHS                      YEAR ENDED OCTOBER 31,
                                                          ENDED         ------------------------------------------------------
                                                      APRIL 30, 1997      1996        1995        1994       1993       1992
                                                      --------------    --------    --------    --------    -------    -------
                                                       (UNAUDITED)
Net asset value, beginning of period...............      $   16.12      $  14.98    $  13.95    $  13.97    $ 11.12    $ 11.02
                                                         ---------      --------    --------    --------    -------    -------
Income from investment operations:
Net investment income..............................           0.18          0.33        0.28        0.16       0.14       0.16
Net realized and unrealized gain/(loss) on
  investments......................................           1.88          2.38        2.69        0.23       3.60       0.09
                                                         ---------      --------    --------    --------    -------    -------
Total from investment operations...................           2.06          2.71        2.97        0.39       3.74       0.25
                                                         ---------      --------    --------    --------    -------    -------
Less Distributions:
Distributions from net investment income...........          (0.17)        (0.33)      (0.26)      (0.15)     (0.15)     (0.15)
Distributions from net realized capital gains......             --         (1.24)      (1.68)      (0.26)     (0.74)        --
                                                         ---------      --------    --------    --------    -------    -------
Total distributions................................          (0.17)        (1.57)      (1.94)      (0.41)     (0.89)     (0.15)
                                                         ---------      --------    --------    --------    -------    -------
Net asset value, end of period.....................      $   18.01      $  16.12    $  14.98    $  13.95    $ 13.97    $ 11.12
                                                         =========      ========    ========    ========    =======    =======
Total Return(+)....................................          12.80%        18.22%      21.15%       2.85%     33.86%      2.32%
                                                         =========      ========    ========    ========    =======    =======
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)...............      $ 352,383      $308,415    $170,969    $109,872    $68,418    $39,728
Ratio of operating expenses to average net
  assets...........................................           0.15%*        0.17%       0.14%       0.14%      0.14%      0.19%*
Ratio of net investment income to average net
  assets...........................................           2.09%*        2.15%       1.92%       1.18%      1.08%      1.44%*
Portfolio turnover rate............................             25%*          37%         57%         31%        63%        56%
Average commissions per share**....................      $    0.07      $   0.07          NA          NA         NA         NA

-----------------
 + Total return represents aggregate total return for the period indicated.

 * Annualized.

** Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

                       =============== 11 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 LARGE CAP VALUE PORTFOLIO
                                                             -----------------------------------------------------------------
                                                               SIX MONTHS          YEAR ENDED OCTOBER 31,         PERIOD ENDED
                                                                 ENDED         -----------------------------       OCTOBER 31,
                                                             APRIL 30, 1997     1996       1995        1994          1993(+)
                                                             --------------    -------    -------    -------      ------------
                                                              (UNAUDITED)
Net asset value, beginning of period......................      $   11.68      $ 10.34    $ 10.62    $ 10.92        $  10.00
                                                                ---------      -------    -------    -------        --------
Income from investment operations:
Net investment income.....................................           0.14         0.26       0.32       0.21            0.21
Net realized and unrealized gain/(loss)
  on investments..........................................           1.71         1.49       1.38      (0.31)           2.06
                                                                ---------      -------    -------    -------        --------
Total from investment operations..........................           1.85         1.75       1.70      (0.10)           2.27
                                                                ---------      -------    -------    -------        --------
Less Distributions:
Distributions from net investment income..................          (0.14)       (0.27)     (0.31)     (0.20)          (0.20)
Distributions from net realized capital gains.............             --        (0.14)     (1.67)        --           (1.15)
                                                                ---------      -------    -------    -------        --------
Total distributions.......................................          (0.14)       (0.41)     (1.98)     (0.20)          (1.35)
                                                                ---------      -------    -------    -------        --------
Net asset value, end of period............................      $   13.39      $ 11.68    $ 10.34    $ 10.62        $  10.92
                                                                =========      =======    =======    =======        ========
Total Return(++)..........................................          15.96%       17.13%     16.01%     (0.91)%         23.05%
                                                                =========      =======    =======    =======        ========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)......................      $  63,316      $50,131    $15,981    $20,654        $ 13,969
Ratio of operating expenses to average net assets.........           0.15%*       0.15%      0.20%      0.24  %         0.24%*
Ratio of net investment income to average
  net assets..............................................           2.28%*       2.62%      2.80%      2.04  %         2.47%*
Portfolio turnover rate...................................             71%*        104%       227%       287  %          230%
Average commissions per share**...........................      $    0.07      $  0.07         NA         NA              NA

-----------------
 + The Portfolio commenced operations on December 31, 1992.

++ Total return represents aggregate total return for the period indicated.

 * Annualized.

** Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

                       =============== 12 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                          INTERNATIONAL PORTFOLIO
                                                 --------------------------------------------------------------------------
                                                   SIX MONTHS                        YEAR ENDED OCTOBER 31,
                                                     ENDED         --------------------------------------------------------
                                                 APRIL 30, 1997      1996        1995        1994        1993         1992
                                                 --------------    --------    --------    --------    --------    --------
                                                  (UNAUDITED)
Net asset value, beginning of period..........      $   13.87      $  12.70    $  13.04    $  12.69    $   9.84    $  10.89
                                                    ---------      --------    --------    --------    --------    --------
Income from investment operations:
Net investment income.........................           0.17          0.40        0.32        0.27        0.27        0.26
Net realized and unrealized gain/(loss) on
  investments.................................           0.96          1.29        0.23        1.50        2.98       (0.51)
                                                    ---------      --------    --------    --------    --------    --------
Total from investment operations..............           1.13          1.69        0.55        1.77        3.25       (0.25)
                                                    ---------      --------    --------    --------    --------    --------
Less Distributions:
Distributions from net investment income......          (0.14)        (0.43)      (0.32)      (0.25)      (0.26)      (0.26)
Distributions from net realized gains.........             --         (0.04)      (0.57)      (1.16)      (0.14)      (0.54)
Distributions in excess of net
  realized gains..............................             --         (0.05)         --       (0.01)         --          --
                                                    ---------      --------    --------    --------    --------    --------
Total distributions...........................          (0.14)        (0.52)      (0.89)      (1.42)      (0.40)      (0.80)
                                                    ---------      --------    --------    --------    --------    --------
Net asset value, end of period................      $   14.86      $  13.87    $  12.70    $  13.04    $  12.69    $   9.84
                                                    =========      ========    ========    ========    ========    ========
Total Return(+)...............................           8.20%        13.47%       4.23%      14.26%      33.47%      (2.73)%
                                                    =========      ========    ========    ========    ========    ========
Ratios to average net assets/Supplemental
  data:
Net assets, end of period (in 000's)..........      $ 929,692      $643,459    $343,209    $292,513    $221,515    $167,191
Ratio of operating expenses to average net
  assets......................................           0.18%*        0.18%       0.18%       0.16%       0.17%       0.23%
Ratio of net investment income to average net
  assets......................................           2.30%*        3.05%       2.61%       2.11%       2.31%       2.47%
Portfolio turnover rate.......................              7%*           6%         24%         39%         34%         40%
Average commissions per share**...............      $    0.03      $   0.02          NA          NA          NA          NA

-----------------
 + Total return represents aggregate total return for the period indicated.

 * Annualized.

** Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

                       =============== 13 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                 INSTITUTIONAL INTERNATIONAL PORTFOLIO
                                                     -------------------------------------------------------------------------
                                                       SIX MONTHS               YEAR ENDED OCTOBER 31,            PERIOD ENDED
                                                         ENDED         ----------------------------------------    OCTOBER 31,
                                                     APRIL 30, 1997     1996       1995       1994       1993        1992(+)
                                                     --------------    -------    -------    -------    -------    -----------
                                                      (UNAUDITED)
Net asset value, beginning of period..............      $   13.67      $ 12.34    $ 12.63    $ 12.00    $  9.42      $  10.00
                                                        ---------      -------    -------    -------    -------      --------
Income from investment operations:
Net investment income.............................           0.11         0.28       0.19       0.16       0.15          0.03
Net realized and unrealized gain/(loss) on
  investments.....................................           0.87         1.50      (0.13)      1.49       2.88         (0.60)
                                                        ---------      -------    -------    -------    -------      --------
Total from investment operations..................           0.98         1.78       0.06       1.65       3.03         (0.57)
                                                        ---------      -------    -------    -------    -------      --------
Less Distributions:
Distributions from net investment income..........          (0.09)       (0.25)     (0.18)     (0.13)     (0.14)        (0.01)
Distributions from net realized
  capital gains...................................             --        (0.14)     (0.17)     (0.87)     (0.31)           --
Distributions in excess of net realized capital
  gains...........................................             --        (0.06)        --      (0.02)        --            --
                                                        ---------      -------    -------    -------    -------      --------
Total distributions...............................          (0.09)       (0.45)     (0.35)     (1.02)     (0.45)        (0.01)
                                                        ---------      -------    -------    -------    -------      --------
Net asset value, end of period....................      $   14.56      $ 13.67    $ 12.34    $ 12.63    $ 12.00      $   9.42
                                                        =========      =======    =======    =======    =======      ========
Total Return(++)..................................           7.19%       14.46%      0.38%     13.85%     32.34%        (5.60)%
                                                        =========      =======    =======    =======    =======      ========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)..............      $  73,830      $58,390    $44,206    $17,076    $12,979      $  9,416
Ratio of operating expenses to average net
  assets**........................................           0.95%*       0.95%      0.93%      1.00%      1.00%         1.00%
Ratio of net investment income to average net
  assets(+++).....................................           1.39%*       2.06%      1.78%      1.29%      1.41%         1.28%
Portfolio turnover rate...........................              6%*         10%        25%        39%        34%           10%
Average commissions per share***..................      $    0.03      $  0.02         NA         NA         NA            NA

-----------------
  + The Portfolio commenced operations on August 1, 1992.

 ++ Total return represents aggregate total return for the period indicated.

+++ Net investment income before waiver of fees and/or expenses reimbursed by the investment advisor for the years ended October 31, 1994 and 1993 and the period ended October 31, 1992 was $0.16, $0.14 and $0.03, respectively.

  * Annualized.

 ** Annualized expense ratios before waiver of fees and/or expenses reimbursed by investment advisor for the year ended October 31, 1994 and 1993 and the period ended October 31, 1992 were 1.01%, 1.08% and 1.08%, respectively.

*** Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

                       =============== 14 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            EMERGING MARKETS PORTFOLIO
                                                                                   ---------------------------------------------
                                                                                     SIX MONTHS      YEAR ENDED     PERIOD ENDED
                                                                                       ENDED         OCTOBER 31,    OCTOBER 31,
                                                                                   APRIL 30, 1997       1996          1995(+)
                                                                                   --------------    -----------    ------------
                                                                                    (UNAUDITED)
Net asset value, beginning of period............................................      $    9.52       $    9.73      $    10.00
                                                                                      ---------       ---------      ----------
Income from investment operations:
Net investment income...........................................................           0.02            0.06            0.16
Net realized and unrealized gain/(loss) on investments..........................           1.72           (0.16)          (0.31)
                                                                                      ---------       ---------      ----------
Total from investment operations................................................           1.74           (0.10)          (0.15)
                                                                                      ---------       ---------      ----------
Less Distributions:
Distributions from net investment income........................................             --           (0.08)          (0.12)
Distributions from net realized capital gains...................................             --           (0.03)             --
                                                                                      ---------       ---------      ----------
Total distributions.............................................................             --           (0.11)          (0.12)
                                                                                      ---------       ---------      ----------
Net asset value, end of period..................................................      $   11.26       $    9.52      $     9.73
                                                                                      =========       =========      ==========
Total Return(++)................................................................          18.28%          (0.96)%         (1.96)%
                                                                                      =========       =========      ==========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)............................................      $ 108,881       $  86,385      $   27,297
Ratio of operating expenses to average net assets...............................           1.85%*          1.76%           1.81%*
Ratio of net investment income to average net assets............................           0.40%*          0.80%           1.87%*
Portfolio turnover rate.........................................................             74%*            44%             50%
Average commissions per share**.................................................      $   0.004       $   0.001              NA

-----------------
 + The Portfolio commenced operations on December 14, 1994.

++ Total return represents aggregate total return for the period indicated.

 * Annualized.

** Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

                       =============== 15 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           GOVERNMENT CASH PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

               FACE                                                                                                    MARKET
              AMOUNT                                                                                                   VALUE
              ------                                                                                                   ------
AGENCY DISCOUNT NOTES(+) -- 32.6%
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.3%
            $10,000,000   8.91% due 06/20/97.....................................................................   $  9,926,806
             15,000,000   5.72% due 07/18/97.....................................................................     14,828,075
             15,000,000   6.01% due 08/14/97.....................................................................     14,768,562
             15,000,000   6.39% due 09/11/97.....................................................................     14,706,292
                                                                                                                    ------------
                                                                                                                      54,229,735
                                                                                                                    ------------
                          FEDERAL HOME LOAN MORTGAGE CORPORATION -- 17.2%
             63,000,000   8.61% due 05/01/97.....................................................................     63,000,000
             15,000,000   8.61% due 05/02/97.....................................................................     14,997,775
              5,000,000   9.25% due 06/16/97.....................................................................      4,966,331
                                                                                                                    ------------
                                                                                                                      82,964,106
                                                                                                                    ------------
                          FEDERAL FARM CREDIT BANK -- 2.0%
             10,000,000   6.75% due 10/01/97.....................................................................      9,762,850
                                                                                                                    ------------
                                                                                                                       9,762,850
                                                                                                                    ------------
                          FEDERAL HOME LOAN BANK -- 2.1%
             10,000,000   5.25% due 06/18/97.....................................................................      9,993,412
                                                                                                                    ------------
                                                                                                                       9,993,412
                                                                                                                    ------------
                          TOTAL AGENCY DISCOUNT NOTES
                          (Cost $156,950,103)....................................................................    156,950,103
                                                                                                                    ------------
AGENCY NOTES -- 7.9%
              5,000,000   Federal National Mortgage Association
                          5.430% due 06/19/97....................................................................      5,000,000
              3,000,000   Federal National Mortgage Association
                          5.390% due 07/17/97....................................................................      3,000,000
              5,000,000   Federal National Mortgage Association
                          5.350% due 08/14/97....................................................................      5,000,000
              5,000,000   Federal National Mortgage Association
                          5.790% due 10/16/97....................................................................      5,000,000
              5,000,000   Federal Home Loan Bank Floater
                          5.150% due 12/10/97....................................................................      4,998,822
              5,000,000   Federal National Mortgage Association MTN
                          5.350% due 02/24/98....................................................................      4,998,080
             10,000,000   Federal Home Loan Bank
                          5.700% due 02/25/98....................................................................     10,000,000
                                                                                                                    ------------
                          TOTAL AGENCY NOTES
                          (Cost $37,996,902).....................................................................     37,996,902
                                                                                                                    ------------
REPURCHASE AGREEMENTS(++) -- 59.5%
             20,000,000   Agreement with Bear Stearns & Co., 5.31% dated 02/21/97 to be repurchased at $20,265,500 on 05/22/97, collateralized by:
                          $20,195,845 Federal National Mortgage Association #X-97C FC
                          6.360% due 03/25/24....................................................................     20,000,000

                       See Notes to Financial Statements.

                       =============== 16 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           GOVERNMENT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

               FACE                                                                                                    MARKET
              AMOUNT                                                                                                   VALUE
              ------                                                                                                   ------
REPURCHASE AGREEMENTS -- (CONTINUED)
            $20,000,000   Agreement with Bear Stearns & Co., 5.50% dated 04/22/97 to be repurchased at $20,113,056 on 05/29/97, collateralized by:
                          $20,195,845 Federal National Mortgage Association #X-97C FC
                          6.360% due 03/25/24....................................................................   $ 20,000,000
             15,000,000   Agreement with Bear Stearns & Co., 5.53% dated 04/30/97 to be repurchased at $15,069,125 on 05/30/97, collateralized by:
                          $15,390,000 Federal National Mortgage Association #96-62 FA
                          6.310% due 12/25/26....................................................................     15,000,000
             20,000,000   Agreement with Greenwich Capital Markets, 5.34% dated 02/20/97 to be repurchased at $20,267,000 on 05/21/97, collateralized by:
                          $18,938,481 Federal Home Loan Mortgage Corporation Gold #G00594
                          9.500% due 06/01/25....................................................................     20,000,000
             15,000,000   Agreement with Merrill Lynch, 5.49% dated 04/08/97 to be
                          repurchased at $15,068,625 on 05/08/97, collateralized by:
                          $12,741,867 Federal National Mortgage Association #93-1559
                          6.150% due 05/15/17,
                          $2,727,086 Federal National Mortgage Association #93-189 F
                          5.960% due 08/25/23....................................................................     15,000,000
             15,000,000   Agreement with Merrill Lynch, 5.53% dated 04/28/97 to be
                          repurchased at $15,069,125 on 05/28/97, collateralized by:
                          $15,483,994 Federal National Mortgage Association #93-227 F
                          6.320% due 12/25/00....................................................................     15,000,000
             15,000,000   Agreement with Merrill Lynch, 5.43% dated 03/20/97 to be
                          repurchased at $15,201,363 on 06/17/97, collateralized by:
                          $15,124,100 Federal National Mortgage Association #345863
                          6.690% due 06/01/36,
                          $1,153,867 Federal National Mortgage Association #94-58 A
                          5.000% due 01/25/07....................................................................     15,000,000
             15,000,000   Agreement with Merrill Lynch, 5.63% dated 04/18/97 to be
                          repurchased at $15,211,125 on 07/17/97, collateralized by:
                          $15,672,812 Federal National Mortgage Association #93-227 F
                          6.320% due 12/25/00....................................................................     15,000,000
             15,000,000   Agreement with Merrill Lynch, 5.69% dated 04/28/97 to be
                          repurchased at $15,215,746 on 07/28/97, collateralized by:
                          $15,829,514 Federal National Mortgage Association #368889
                          6.800% due 08/01/25....................................................................     15,000,000
             36,469,504   Agreement with Nomura Securities International, 5.33% dated 04/30/97 to be repurchased at $36,469,504 on 05/01/97, collateralized by:
                          $15,273,229 Federal National Mortgage Association #92-G6 4F
                          6.090% due 04/01/18,
                          $11,085,000 Federal National Mortgage Association #94-58 B
                          5.000% due 01/25/00,
                          $12,025,208 Federal Home Loan Mortgage Corporation #1519
                          6.420% due 05/15/08....................................................................     36,469,504
             20,000,000   Agreement with Nomura Securities International, 5.33% dated 02/19/97 to be repurchased at $20,266,500 on 05/20/97, collateralized by:
                          $11,000,000 Federal Home Loan Mortgage Corporation #1367 G
                          7.000% due 09/15/18,
                          $10,000,000 Federal Home Loan Mortgage Corporation #1511 D
                          6.000% due 10/15/04....................................................................     20,000,000

                       See Notes to Financial Statements.

                       =============== 17 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           GOVERNMENT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

               FACE                                                                                                    MARKET
              AMOUNT                                                                                                   VALUE
              ------                                                                                                   ------
REPURCHASE AGREEMENTS -- (CONTINUED)
            $20,000,000   Agreement with Prudential Securities, Inc., 5.350% dated 02/06/97 to be repurchased at $20,267,500 on 05/07/97, collateralized by:
                          $20,433,290 Federal National Mortgage Association #333918
                          6.090% due 04/01/35....................................................................   $ 20,000,000
             15,000,000   Agreement with Prudential Securities, Inc., 5.480% dated 04/23/97 to be repurchased at $15,045,667 on 05/13/97, collateralized by:
                          $15,344,473 Federal Home Loan Mortgage Corporation #1659 TF
                          6.150% due 01/15/09....................................................................     15,000,000
             15,000,000   Agreement with Prudential Securities, Inc., 5.600% dated 04/09/97 to be repurchased at $15,212,333 on 07/09/97, collateralized by:
                          $7,870,854 Federal Home Loan Mortgage Corporation #1671 J
                          5.900% due 12/15/22,
                          $8,297,699 Federal National Mortgage Association #93-127
                          5.880% due 07/25/23....................................................................     15,000,000
             15,000,000   Agreement with Prudential Securities, Inc., 5.600% dated 04/18/97 to be repurchased at $15,220,313 on 07/21/97, collateralized by:
                          $16,276,801 Federal National Mortgage Association #250515
                          7.000% due 04/01/26....................................................................     15,000,000
             15,000,000   Agreement with Smith Barney, Inc., 5.520% dated 04/09/97 to be repurchased at $15,075,900 on 05/12/97, collateralized by:
                          $15,336,327 Federal National Mortgage Association #316520
                          6.090% due 04/01/34....................................................................     15,000,000
                                                                                                                    ------------
                          TOTAL REPURCHASE AGREEMENTS
                          (Cost $286,469,504)....................................................................    286,469,504
                                                                                                                    ------------

TOTAL INVESTMENTS (COST $481,416,509*).................................................................    100.0%   $481,416,509

OTHER ASSETS IN EXCESS OF LIABILITIES..................................................................      0.0%         65,253
                                                                                                           ---------------------

NET ASSETS.............................................................................................    100.0%   $481,481,762
                                                                                                           =====================
NET ASSET VALUE ($481,481,762 DIVIDED BY 481,443,639 SHARES OUTSTANDING)...............................             $       1.00
                                                                                                                    ============

-----------------
 * Aggregate cost for Federal tax purposes.

 + Rate represents annualized discount yield at date of purchase.

++ Market value disclosed for collateral on repurchase agreements is at April
   30, 1997. The term repurchase agreements are subject to a seven-day demand feature.

                       See Notes to Financial Statements.

                       =============== 18 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              TAX-EXEMPT PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                          MARKET
   AMOUNT                                                                                                          VALUE
   ------                                                                                                         ------
VARIABLE/FLOATING RATE NOTES** -- 81.3%
              DAILY VARIABLE/FLOATING RATE NOTES -- 14.9%
$  1,100,000  Beltrami County, Minneapolis, Environmental Control Revenue
                Northwood Panelboard, (LOC Union Bank of Switzerland),
                4.05% due 05/01/97..........................................................................   $   1,100,000
   1,100,000  Delta County, MI, Economic Development Corporation, Environmental
                Improvement Revenue Bonds, Mead Escanaba Paper Project, Series C,
                (LOC Bank of Nova Scotia),
                4.05% due 05/01/97..........................................................................       1,100,000
   3,200,000  East Baton Rouge Parish, LA, Pollution Control Revenue, Exxon Project,
                4.05% due 05/01/97..........................................................................       3,200,000
   2,000,000  Grapevine, TX, Industrial Development Corporation Multiple Mode
                Demand Revenue Bonds, American Airlines, Inc. Project, Series B4,
                (LOC Morgan Guaranty Trust),
                3.95% due 05/01/97..........................................................................       2,000,000
     600,000  Lincoln County, WY, Pollution Control Revenue,
                Exxon Project, Series B,
                4.05% due 05/01/97..........................................................................         600,000
   2,300,000  Lincoln County, WY, Pollution Control Revenue,
                Exxon Project, Series C,
                4.05% due 05/01/97..........................................................................       2,300,000
   1,300,000  Lone Star, TX, Airport Improvement Authority, Multiple Mode
                Demand Revenue Bonds, American Airlines Project, Series A-4,
                (LOC Royal Bank of Canada),
                3.95% due 05/01/97..........................................................................       1,300,000
   1,000,000  Lone Star, TX, Airport Improvement Authority, Multiple Mode
                Demand Revenue Bonds, American Airlines Project, Series B-2,
                (LOC Royal Bank of Canada),
                3.95% due 05/01/97..........................................................................       1,000,000
   3,600,000  Los Angeles, CA, Regional Airports Improvement Corporation, Lax Two
                Corporation Project, Series A, (LOC Societe Generale),
                3.95% due 05/01/97..........................................................................       3,600,000
   6,000,000  Massachusetts State, General Obligation Unlimited, Series B
                (LOC National Westminster),
                3.85% due 05/01/97..........................................................................       6,000,000
   2,300,000  New Jersey, Economic Development Authority, Water Facilities Revenue,
                United Water NJ Incorporated, Project B, (AMBAC Insured),
                3.50% due 05/01/97..........................................................................       2,300,000
   2,700,000  New York, NY, General Obligation Unlimited, Series A-5
                (LOC Kredietbank N.V.),
                4.05% due 05/01/97..........................................................................       2,700,000
     600,000  New York, NY, General Obligation Unlimited, Series B, Subseries B7
                (AMBAC Insured),
                4.05% due 05/01/97..........................................................................         600,000
   2,500,000  New York, NY, Energy Research and Development Authority, Pollution Control Revenue, NY
                Electric-Gas D, (LOC Union Bank of Switzerland),
                3.75% due 05/01/97..........................................................................       2,500,000

                       See Notes to Financial Statements.

                       =============== 19 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              TAX-EXEMPT PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                          MARKET
   AMOUNT                                                                                                          VALUE
   ------                                                                                                         ------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$    500,000  North Carolina Medical Care Community Hospital Revenue, Pooled Financing Project Series B (LOC
                First Union National Bank of North Carolina),
                4.10% due 05/01/97..........................................................................   $     500,000
   3,300,000  Orange County, CA, Water District CTFS Partners, Project B,
                (LOC National Westminster),
                3.70% due 05/01/97..........................................................................       3,300,000
   1,400,000  Peninsula Ports Authority, VA, Coal Term Revenue, Dominion Term, Project C,
                (LOC National Westminster),
                3.85% due 05/01/97..........................................................................       1,400,000
   1,200,000  Platte County, WY, Pollution Control Revenue, Tri-State General &
                Transportation, Series A, (LOC Societe Generale),
                4.15% due 05/01/97..........................................................................       1,200,000
     500,000  Saint Mary's Hospital Authority, Langhorne PA, Hospital Revenue,
                Franciscan Health System B, (LOC Toronto Dominion BK),
                3.85% due 05/01/97..........................................................................         500,000
   2,100,000  Saint Mary's Hospital Authority, Langhorne PA, Hospital Revenue,
                Franciscan Health System C, (LOC Toronto Dominion BK),
                3.85% due 05/01/97..........................................................................       2,100,000
   1,300,000  South Carolina Jobs, Economic Development Authority, Economic Development,
                Saint Francis Hospital, Revenue Bonds, (LOC Chase Manhattan),
                3.95% due 05/01/97..........................................................................       1,300,000
                                                                                                               -------------
              TOTAL DAILY VARIABLE/FLOATING RATE NOTES
                (Cost $40,600,000)..........................................................................      40,600,000
                                                                                                               -------------
              WEEKLY VARIABLE/FLOATING RATE NOTES -- 66.4%
   1,300,000  Alabama Special Care Facilities, Finance Authority,
                Montgomery Hospital Revenue, (FGIC Insured),
                4.50% due 05/07/97..........................................................................       1,300,000
   1,700,000  Ascension Parish, LA, Pollution Control Revenue, Borden Inc. Project,
                (LOC Credit Suisse),
                4.50% due 05/07/97..........................................................................       1,700,000
   8,200,000  Burke County, GA, Development Authority Pollution Control Revenue,
                Oglethorpe Power Corp. Project, Series A, (FGIC Insured),
                4.40% due 05/07/97..........................................................................       8,200,000
     800,000  California Health Facilities, Financing Authority Revenue,
                Children's Hospital Project, (MBIA Insured),
                4.50% due 05/01/97..........................................................................         800,000
   3,500,000  California State Revenue Anticipation Notes, Series C-2,
                4.35% due 05/07/97..........................................................................       3,500,000
   1,180,000  Chicago, Illinois, O'Hare International Airport, Revenue Bonds, General Airport 2nd
                Lien-A
                4.50% due 05/07/97..........................................................................       1,180,000
   1,100,000  Clayton County, GA, Housing Authority, Multi-Family Housing Revenue,
                (LOC Barclays Bank PLC),
                4.00% due 05/01/97..........................................................................       1,100,000
   7,400,000  Colorado Health Facilities, Authority Revenue, Sisters of Charity Health, Series A,
                4.60% due 05/07/97..........................................................................       7,400,000

                       See Notes to Financial Statements.

                       =============== 20 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              TAX-EXEMPT PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                          MARKET
   AMOUNT                                                                                                          VALUE
   ------                                                                                                         ------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$    650,000  Colorado Student Obligation Board Authority, Student Loan Revenue, Series C-1,
                (LOC Student Loan Marketing Association),
                4.40% due 05/07/97..........................................................................   $     650,000
     900,000  Colorado Student Obligation Board Authority, Student Loan Revenue, Series C-2,
                (LOC Student Loan Marketing Association),
                4.40% due 05/07/97..........................................................................         900,000
   1,700,000  Colton, CA, Redevelopment Agency, Multi-family Revenue, Issue A,
                (LOC Federal Home Loan Corp.),
                3.65% due 05/01/97..........................................................................       1,700,000
   5,000,000  Emmaus, PA, General Authority Revenue,
                (FSA Insured),
                4.65% due 05/07/97..........................................................................       5,000,000
   8,200,000  Fairfax County, VA, Industrial Development Authority Revenue,
                Fairfax Hospital Association A, (LOC Credit Suisse),
                3.50% due 05/02/97..........................................................................       8,200,000
     700,000  Fairfax County, VA, Industrial Development Authority Revenue,
                Fairfax Hospital Association C, (LOC Credit Suisse),
                4.50% due 05/02/97..........................................................................         700,000
   2,800,000  Florida Housing Finance Agency, Hampton Lake, (LOC Connecticut GenLife),
                4.55% due 05/07/97..........................................................................       2,800,000
   2,000,000  Gloucester County, NJ, Industrial Pollution Control, Financing Authority Revenue,
                Mobil Oil Refining Company Project,
                4.20% due 05/07/97..........................................................................       2,000,000
   1,400,000  Hampton Roads Regional Jail Authority, Regional Jail Facility Revenue,
                Series B, (LOC Wachovia BK, NC),
                4.50% due 05/01/97..........................................................................       1,400,000
   6,600,000  Hawaii Housing Authority, Multi-Family Housing Revenue,
                Tropicana West Project, Series A, (LOC Federal Home Loan Corp.),
                4.40% due 05/01/97..........................................................................       6,600,000
   3,600,000  Illinois Health Facilities Authority Revenue,
                Hospital Sisters Service Project, Series E, (MBIA Insured),
                4.50% due 05/07/97..........................................................................       3,600,000
   2,800,000  Illinois Health Facilities Authority Revenue,
                Decatur Memorial Hospital Project A,
                4.50% due 05/07/97..........................................................................       2,800,000
     700,000  Illinois Health Facilities Authority Revenue,
                Swedish Covenant Hospital Project, (AMBAC Insured),
                4.50% due 05/07/97..........................................................................         700,000
   1,100,000  Indianapolis Industrial Multi-Family Revenue, Canal Square Project,
                (LOC Societe Generale),
                4.50% due 05/07/97..........................................................................       1,100,000
   2,100,000  Iowa Higher Education Loan Authority, Private College Facilities Revenue,
                (MBIA Insured),
                4.50% due 05/07/97..........................................................................       2,100,000

                       See Notes to Financial Statements.

                       =============== 21 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              TAX-EXEMPT PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                          MARKET
   AMOUNT                                                                                                          VALUE
   ------                                                                                                         ------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  1,000,000  Knox County, TN, Industrial Development Board, Industrial Revenue,
                Professional Plaza LTD Project, (LOC Credit Suisse),
                3.50% due 05/02/97..........................................................................   $   1,000,000
   5,000,000  Los Angeles County, CA, Pension Obligation, Series C,
                (AMBAC Insured),
                4.30% due 05/07/97..........................................................................       5,000,000
   4,300,000  Louisiana Public Facilities Authority Revenue, Multi-Family Mortgage,
                (GE Capital Guaranty Insured),
                4.50% due 05/07/97..........................................................................       4,300,000
   3,265,000  Maine Health & Higher Educational Facilities Authority Revenue,
                VHA New England Project, Series G, (AMBAC Insured),
                4.60% due 05/07/97..........................................................................       3,265,000
   1,100,000  Massachusetts Health & Educational Facilities Authority Revenue,
                Capital Asset Project, Series G-1, (MBIA Insured),
                4.20% due 05/07/97..........................................................................       1,100,000
   7,000,000  Massachusetts Health & Educational Facilities Authority Revenue,
                Newton Wellesley Hospital, Series F, (LOC Credit Suisse),
                4.20% due 05/07/97..........................................................................       7,000,000
   5,900,000  Massachusetts Health & Educational Facilities Authority Revenue,
                Amherst College, Series F,
                4.25% due 05/07/97..........................................................................       5,900,000
  10,500,000  Massachusetts State Industrial Finance Agency,
                Ogden Haverhill Project, Series A, (LOC Union Bank of Switzerland),
                4.20% due 05/07/97..........................................................................      10,500,000
   1,000,000  Metropolitan Government Nashville & Davidson County, TN, Health & Education
                Board Revenue, Series A, (LOC Barclays Bank),
                4.50% due 05/07/97..........................................................................       1,000,000
   1,300,000  Michigan State Strategic Fund Industrial Development Revenue,
                Allen Group Project, (LOC Dresdner Bank, A.G.),
                4.35% due 05/07/97..........................................................................       1,300,000
   2,000,000  Missouri State Health & Educational Facilities Authority Revenue,
                SSM Health Care Project, Series C, (MBIA Insured),
                4.50% due 05/07/97..........................................................................       2,000,000
   5,500,000  Montgomery County, MD, Housing Opportunity Commission, Multi-Family,
                (CG Life Insured),
                4.55% due 05/07/97..........................................................................       5,500,000
   1,500,000  Mountain View, CA, Multi-Family Housing Revenue, Mariposa, A, (FGIC Insured),
                4.50% due 05/01/97..........................................................................       1,500,000
     600,000  New Hampshire Higher Educational & Health Facilities Authority Revenue,
                VHA New England Inc. Project, Series C, (AMBAC Insured),
                4.60% due 05/07/97..........................................................................         600,000
     500,000  New Hampshire Higher Educational & Health Facilities Authority Revenue,
                VHA New England Inc. Project, Series E, (AMBAC Insured),
                4.60% due 05/07/97..........................................................................         500,000
   4,200,000  New Jersey State Turnpike Authority, Series D, (FGIC Insured),
                4.35% due 05/07/97..........................................................................       4,200,000

                       See Notes to Financial Statements.

                       =============== 22 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              TAX-EXEMPT PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                          MARKET
   AMOUNT                                                                                                          VALUE
   ------                                                                                                         ------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  5,000,000  New York State Energy Research & Development Authority Gas Facilities Revenue,
                Brooklyn Union Gas Project A-2, (MBIA Insured),
                3.25% due 05/07/97..........................................................................   $   5,000,000
   5,300,000  New York State Energy Research & Development Authority Pollution Control Revenue, Orange &
                Rockland Project, Series A, (FGIC Insured),
                4.35% due 05/07/97..........................................................................       5,300,000
   5,000,000  Port Kalama Washington Public Corporation Port, Conagra Incorporated Project,
                (LOC Morgan Guaranty Trust),
                3.90% due 05/07/97..........................................................................       5,000,000
     500,000  Puerto Rico Commonwealth Highway & Transportation Authority Revenue,
                Series X, (LOC Union Bank of Switzerland),
                4.20% due 05/07/97..........................................................................         500,000
     400,000  Rapides Parish, LA, Industrial Development Board, Pollution Control Revenue,
                Central LA Electric Company Project, (LOC Swiss Bank),
                4.40% due 05/07/97..........................................................................         400,000
   1,100,000  Saint Charles Illinois Industrial Development Revenue,
                Pier 1 Imports, Midwest PJ, (LOC National Westminster),
                4.55% due 05/07/97..........................................................................       1,100,000
   1,200,000  Savannah, GA, Port Authority, Pier 1 Imports, Southeast,
                (LOC National Westminster),
                4.55% due 05/07/97..........................................................................       1,200,000
   3,300,000  Simi Valley, CA, Community Development Agency, Multi-Family,
                Series 1985, Issue A, (Coast Savings & Loan),
                3.75% due 05/01/97..........................................................................       3,300,000
   5,000,000  Utah State Board of Regents, Student Loan Revenue, Series B,
                (AMBAC Insured),
                4.50% due 05/07/97..........................................................................       5,000,000
   6,000,000  Valdez, AK, Marine Terminal Revenue, Mobile Alaska Pipeline Project, Series A,
                4.50% due 05/07/97..........................................................................       6,000,000
   2,700,000  Vermont Educational & Health Buildings Financing Agency,
                VHA New England Project, Series E, (AMBAC Insured),
                4.65% due 05/07/97..........................................................................       2,700,000
   2,600,000  Vermont Educational & Health Buildings Financing Agency,
                VHA New England Project, Series F, (AMBAC Insured),
                4.65% due 05/07/97..........................................................................       2,600,000
     300,000  Vermont Educational & Health Buildings Financing Agency,
                VHA New England Project, Series G, (AMBAC Insured),
                4.65% due 05/07/97..........................................................................         300,000
   7,200,000  Wake County, NC, Industrial Facilities & Pollution Control Financing Authority,
                Carolina Power & Light Co. Project, Series A, (LOC Credit Suisse),
                4.50% due 05/07/97..........................................................................       7,200,000
   6,150,000  Washington State Housing Finance Commission, Multi-Family Mortgage Revenue,
                Pacific First Federal Project, Series A, (LOC First Federal Savings),
                4.60% due 05/07/97..........................................................................       6,150,000

                       See Notes to Financial Statements.

                       =============== 23 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              TAX-EXEMPT PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                          MARKET
   AMOUNT                                                                                                          VALUE
   ------                                                                                                         ------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  1,500,000  Washington State General Obligation Revenue,
                Series VR 96A
                4.35% due 05/07/97..........................................................................   $   1,500,000
   4,200,000  Wisconsin State Health Facilities Authority Revenue,
                Hospital Sisters Obligation Project, Series G, (MBIA Insured),
                4.50% due 05/07/97..........................................................................       4,200,000
   3,400,000  York County, PA, Industrial Development Authority Pollution Control Revenue,
                Public Service Electric & Gas Project, Series A, (MBIA Insured),
                4.25% due 05/07/97..........................................................................       3,400,000
                                                                                                               -------------
              TOTAL WEEKLY VARIABLE/FLOATING RATE NOTES
                (Cost $180,945,000).........................................................................     180,945,000
                                                                                                               -------------
              TOTAL VARIABLE/FLOATING RATE NOTES
                (Cost $221,545,000).........................................................................     221,545,000
                                                                                                               -------------
PUT OPTION BONDS(+) -- 0.7%
   2,000,000  Massachusetts Bay Transportation Authority, General Transportation System,
                Series 1984, Issue A, (LOC State Street Bank & Trust),
                3.45% due 09/01/97..........................................................................       2,000,000
                                                                                                               -------------
              TOTAL PUT OPTION BONDS
                (Cost $2,000,000)...........................................................................       2,000,000
                                                                                                               -------------
FIXED RATE NOTES -- 17.5%
   1,000,000  Alleghany County, PA, Series C-36, General Obligation,
                6.375% due 12/01/97.........................................................................       1,015,777
   2,000,000  California State Notes,
                4.50% due 06/30/97..........................................................................       2,001,676
   4,700,000  Cleveland, OH, Revenue Bonds,
                4.50% due 10/15/97..........................................................................       4,718,584
   1,000,000  Cleveland, OH, Public Power Supply, First Mortgage,
                Pre-refunded 8/01/97 @ $102,
                8.375% due 08/01/17.........................................................................       1,031,037
   5,000,000  Colorado State, General Fund Revenue, Tax & Revenue Anticipation Notes, Series A,
                4.50% due 06/27/97..........................................................................       5,004,958
     500,000  Cornwall Lebanon, PA, School District, General Obligation (FGIC Insured),
                4.85% due 02/15/98..........................................................................         501,054
   1,000,000  Fulton County, GA, School District, General Obligation,
                Pre-refunded 5/01/97 @ $103,
                7.45% due 05/01/05..........................................................................       1,030,000
   1,000,000  Grand River Dam Authority, OK, Revenue Bonds, Pre-refunded 6/01/97 @ $102,
                7.75% due 06/01/00..........................................................................       1,022,709
   1,000,000  Grand River Dam Authority, OK, Revenue Bonds, Pre-refunded 6/01/97 @ $102,
                7.75% due 06/01/13..........................................................................       1,022,021
   1,000,000  Houston Texas Hotel Occupancy, Revenue Bonds, (FSA Insured),
                7.75% due 07/01/97..........................................................................       1,002,481
   2,000,000  Idaho State Notes, Anticipation Notes,
                7.75% due 06/30/97..........................................................................       2,003,326

                       See Notes to Financial Statements.

                       =============== 24 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              TAX-EXEMPT PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                          MARKET
   AMOUNT                                                                                                          VALUE
   ------                                                                                                         ------
FIXED RATE NOTES -- (CONTINUED)
$  1,365,000  Kentucky Local Correctional Facilities Construction Authority Revenue, Pre-refunded 11/01/97 @
                $102,
                7.00% due 11/01/14..........................................................................   $   1,414,496
   2,000,000  Kentucky State Turnpike Authority Economic Development Road Revenue, Series A, Pre-refunded
                7/01/97 @ $102,
                8.25% due 07/01/07..........................................................................       2,054,274
   3,400,000  Louisiana State Recovery District Sales Tax Revenue, (FGIC Insured),
                3.90% due 07/01/97..........................................................................       3,400,000
   1,450,000  Northumberland County, PA, Authority Commonwealth Lease Revenue, Revenue Bonds, (MBIA
                Insured),
                6.00% due 10/15/97..........................................................................       1,464,584
   1,300,000  Pittsburgh, PA, Water & Sewer Authority, Water & Sewer Systems Revenue, Series A, Revenue
                Bonds,
                3.75% due 09/01/97..........................................................................       1,300,000
   3,000,000  South Carolina State, Capital Improvement Revenue, Series S,
                4.75% due 08/29/97..........................................................................       3,023,956
   6,000,000  Texas State Tax & Revenue Anticipation Notes,
                4.75% due 08/29/97..........................................................................       6,019,431
   5,000,000  Virginia State Housing Development Authority Commonwealth Mortgage, Revenue Bonds,
                3.40% due 07/22/97..........................................................................       5,002,183
   3,500,000  Wisconsin State Operating Notes,
                4.50% due 06/16/97..........................................................................       3,502,677
                                                                                                               -------------
              TOTAL FIXED RATE NOTES
                (Cost $47,535,224)..........................................................................      47,535,224
                                                                                                               -------------
TOTAL INVESTMENTS (COST $271,080,224*).............................................................    99.5%   $ 271,080,224

OTHER ASSETS IN EXCESS OF LIABILITIES..............................................................     0.5%       1,379,925
                                                                                                      ----------------------

NET ASSETS.........................................................................................   100.0%   $ 272,460,149
                                                                                                      ======================

NET ASSET VALUE ($272,460,149 DIVIDED BY 272,534,883 SHARES OUTSTANDING)...........................                    $1.00
                                                                                                               =============

----------
 * Aggregate cost for federal tax purposes.

** Dates shown are coupon reset dates.

 + Dates shown are put dates.

ABBREVIATIONS:

FGIC   -- Financial Guaranty Insurance Corporation
FSA    -- Financial Security Assurance, Inc.
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
VHA    -- Veterans Housing Administration

                       See Notes to Financial Statements.

                       =============== 25 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                       INTERMEDIATE GOVERNMENT PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                           MARKET
   AMOUNT                                                                                                           VALUE
   ------                                                                                                          ------
MORTGAGE-BACKED SECURITIES(+) -- 77.0%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 16.0%
$    250,216  #284173 10.00% due 11/01/16....................................................................   $     274,259
     645,577  #297970 10.00% due 03/01/16....................................................................         700,845
     495,846  #884028 10.00% due 12/01/20....................................................................         543,571
   1,968,934  #884009 10.50% due 05/01/20....................................................................       2,162,125
   3,388,996  #186429 6.75% due 06/01/03.....................................................................       3,363,171
     540,393  #292264 6.50% due 12/01/02.....................................................................         555,686
   3,300,020  #E51430 6.50% due 09/01/08.....................................................................       3,232,765
     481,805  #E00113 8.50% due 07/01/07.....................................................................         501,525
     214,503  #B00448 8.50% due 09/01/03.....................................................................         219,141
     479,835  #180738 7.00% due 09/01/11.....................................................................         475,949
   3,605,053  #D06776 7.00% due 10/01/14.....................................................................       3,617,418
     624,225  #D10210 7.50% due 11/01/10.....................................................................         634,563
     237,553  #295919 7.25% due 01/01/06.....................................................................         237,278
     114,873  #E38829 8.50% due 08/01/07.....................................................................         119,575
     237,352  #E39538 8.50% due 08/01/07.....................................................................         247,067
     241,343  #181063 7.50% due 12/01/10.....................................................................         243,624
   3,473,568  #M90329 5.50% due 04/01/99.....................................................................       3,428,411
   1,369,113  #555004 8.00% due 07/01/11.....................................................................       1,402,492
   1,563,884  #181889 8.00% due 01/01/11.....................................................................       1,602,011
     261,234  #160053 8.00% due 07/01/08.....................................................................         268,170
   2,423,063  #44174 6.50% due 11/01/03......................................................................       2,385,675
   2,519,200  #49826 8.00% due 06/01/07......................................................................       2,584,775
   1,123,890  #20229 8.00% due 12/01/14......................................................................       1,157,595
   1,852,452  #124672 8.00% due 12/01/09.....................................................................       1,904,043
   1,074,208  #186359 8.25% due 12/01/09.....................................................................       1,101,739
     736,359  #186361 8.50% due 12/01/08.....................................................................         761,940
     792,165  #230025 8.50% due 03/01/07.....................................................................         819,685
     290,608  #251738 8.50% due 07/01/09.....................................................................         300,705
   1,041,395  #297954 8.50% due 05/01/05.....................................................................       1,068,398
     154,474  #183614 8.75% due 11/01/09.....................................................................         160,382
   1,057,075  #282089 8.25% due 04/01/07.....................................................................       1,084,167
     569,526  #258424 9.50% due 11/01/09.....................................................................         611,392
     642,558  #730154 9.50% due 09/01/05.....................................................................         672,874
   2,516,275  #D78677 8.00% due 03/01/27.....................................................................       2,554,020
                                                                                                                -------------
                                                                                                                   40,997,036
                                                                                                                -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 29.0%
     104,604  #81607 10.00% due 04/01/19.....................................................................         114,051
   2,231,590  #335387 6.50% due 03/01/11.....................................................................       2,168,815
   1,874,553  #21352 8.25% due 01/01/07......................................................................       1,919,523
     555,816  #291581 7.00% due 08/01/09.....................................................................         546,437
   2,917,959  #80290 7.25% due 06/01/98......................................................................       2,917,959
   5,642,647  #44045 8.00 due 06/01/08.......................................................................       5,811,869

                       See Notes to Financial Statements.

                       =============== 26 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                       INTERMEDIATE GOVERNMENT PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                           MARKET
   AMOUNT                                                                                                           VALUE
   ------                                                                                                          ------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$    752,913  #76243 8.00% due 08/01/17......................................................................   $     775,026
     748,486  #26492 9.00% due 11/01/11......................................................................         785,821
     975,499  #297508 9.00% due 04/01/10.....................................................................       1,026,382
     134,535  #312180 8.00% due 05/01/03.....................................................................         136,215
     447,055  #312182 6.50% due 06/01/09.....................................................................         436,670
     195,875  #312183 8.00% due 06/01/21.....................................................................         201,016
     748,059  #312184 7.00% due 06/01/24.....................................................................         734,033
     511,487  #289958 9.50% due 08/01/20.....................................................................         551,127
     814,751  #273030 9.50% due 03/01/20.....................................................................         877,894
     634,593  #49 9.50% due 01/01/11.........................................................................         682,765
     973,479  #104959 8.50% due 04/01/19.....................................................................       1,013,761
   4,096,419  #303529 6.000% due 09/01/10....................................................................       3,912,080
   3,492,712  #73905 6.910% due 01/01/07.....................................................................       3,443,595
   4,440,110  #73917 6.950% due 01/01/07.....................................................................       4,440,110
   5,700,000  #73924 6.585% due 02/01/07.....................................................................       5,557,500
   6,594,924  #73927 6.620% due 01/01/04.....................................................................       6,528,974
   3,495,217  #73954 6.851% due 02/01/07.....................................................................       3,425,312
   4,572,965  #73828 6.810% due 12/01/06.....................................................................       4,531,522
   7,552,392  #73829 6.565% due 12/01/03.....................................................................       7,443,826
   2,512,620  #373328 8.000% due 03/01/27....................................................................       2,545,585
  12,000,000  FNCL (TBA) 8.000% due 03/01/27.................................................................      12,161,250
                                                                                                                 ------------
                                                                                                                   74,689,118
                                                                                                                 ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.3%
     475,735  #348359 7.50% due 04/15/08.....................................................................         482,872
      36,384  #358733 7.50% due 09/15/08.....................................................................          36,917
     109,242  #368433 7.50% due 02/15/09.....................................................................         110,845
      40,910  #403077 7.50% due 07/15/09.....................................................................          41,510
      12,991  #323102 7.50% due 05/15/07.....................................................................          13,169
      42,977  #172413 8.50% due 09/15/01.....................................................................          43,940
                                                                                                                 ------------
                                                                                                                      729,253
                                                                                                                 ------------
              COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.4%
   6,157,932  FHR#1566C 5.60% due 09/15/00...................................................................       5,944,312
   6,000,000  FHR#1609 Multi Mtg P/C 5.75% due 12/15/16......................................................       5,870,580
   9,000,000  FHR#1666D 5.850% due 04/15/17..................................................................       8,820,000
   3,406,500  FHR#1543 PF 6.40% due 01/15/19.................................................................       3,357,515
   1,357,620  FNR#1993-29 PD 5.50% due 05/25/16..............................................................       1,348,700
     945,908  FNR#1993-190 B 5.25% due 06/25/04..............................................................         939,106
   9,597,608  FHR#1585 K 6.500% due 09/15/23.................................................................       8,712,805
   7,500,000  FHR#1590 H 6.500% due 11/15/22.................................................................       7,056,975
  16,505,000  FNR#1994-36 J 6.500% due 06/25/23..............................................................      15,473,438
                                                                                                                 ------------
                                                                                                                   57,523,431
                                                                                                                 ------------

                       See Notes to Financial Statements.

                       =============== 27 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                       INTERMEDIATE GOVERNMENT PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                          MARKET
   AMOUNT                                                                                                         VALUE
   ------                                                                                                         ------
MORTGAGE-BACKED SECURITIES -- (CONCLUDED)
              ASSET-BACKED SECURITIES -- 9.3%
$  5,000,000  FNR#1994-42 E 5.75% due 09/25/18.............................................................    $  4,845,300
  10,000,000  #1997-1 A5 Delta HEL 7.74% due 04/25/29......................................................      10,004,688
   5,000,000  #1997-1 A7 EQCC NAS 7.12% due 05/15/28.......................................................       5,001,563
   4,000,000  #1997-2 A7 Green Tree Financial 7.62% due 04/15/28...........................................       3,991,240
                                                                                                               ------------
                                                                                                                 23,842,791
                                                                                                               ------------
              TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $197,690,314)..........................................................................     197,781,629
                                                                                                               ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 7.1%
              GOVERNMENT AGENCY DEBENTURES -- 6.7%
   4,800,000  Federal Home Loan Mortgage Corporation 7.125% due 11/18/02...................................       4,875,744
   5,000,000  Federal National Mortgage Association 7.55% due 04/22/02.....................................       5,160,950
   5,000,000  Federal National Mortgage Association 7.40% due 07/01/04.....................................       5,138,300
   2,000,000  Federal National Mortgage Association 6.610% due 03/24/99....................................       2,008,750
                                                                                                               ------------
                                                                                                                 17,183,744
                                                                                                               ------------
              AGENCY SECURITIES -- 0.4%
   1,000,000  Tennessee Valley Authority 6.375% due 06/15/05...............................................         965,470
                                                                                                               ------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (Cost $18,434,923)...........................................................................      18,149,214
                                                                                                               ------------
U.S. TREASURY OBLIGATIONS -- 17.8%
              U.S. TREASURY NOTES
   9,000,000  6.50% due 11/15/26...........................................................................       8,452,980
   3,650,000  6.25% due 08/15/23...........................................................................       3,306,097
   8,500,000  5.875% due 11/30/01..........................................................................       8,270,245
  26,500,000  6.25% due 02/15/07...........................................................................      25,638,750
                                                                                                               ------------
              TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $47,038,034)...........................................................................      45,668,072
                                                                                                               ------------

                       See Notes to Financial Statements.

                       =============== 28 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                       INTERMEDIATE GOVERNMENT PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

    FACE                                                                                                          MARKET
   AMOUNT                                                                                                         VALUE
   ------                                                                                                         ------
REPURCHASE AGREEMENTS -- 11.7%
$ 30,000,000  Agreement with Nomura Securities Inc., 5.60%, dated 04/30/97, to be repuchased at $30,004,667 on 05/01/97, collateralized by:
              $18,480,663 Federal Home Loan Mortgage Corporation #1919 FB
              6.550% due 01/15/24,
              $12,448,208 Federal National Mortgage Association #93-12 A
              6.500% due 02/25/23..........................................................................    $ 30,000,000
     120,000  Agreement with Goldman Sachs & Co., 5.10%, dated 04/30/97, to be repuchased at $120,017 on 05/01/97, collateralized by:
              $110,000 U.S. Treasury Bond, 8.125% due 05/15/21.............................................         120,000
                                                                                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $30,120,000)...........................................................................      30,120,000
                                                                                                               ------------

TOTAL INVESTMENTS (COST $293,283,271*).............................................................   113.6%   $291,718,915

LIABILITIES TO BROKERS WITH REVERSE REPURCHASE AGREEMENTS**........................................   (9.9)%    (25,572,500)

LIABILITIES IN EXCESS OF OTHER ASSETS..............................................................   (3.7)%     (9,423,900)
                                                                                                      ---------------------

NET ASSETS.........................................................................................   100.0%   $256,722,515
                                                                                                      =====================

NET ASSET VALUE ($256,722,515 DIVIDED BY 25,389,412 SHARES OUTSTANDING)............................                  $10.11
                                                                                                               ============

----------
 * Aggregate cost for Federal tax purposes.

** See Note 1.

 + Face Amount disclosed represents current face amount at April 30, 1997.

                       See Notes to Financial Statements.

                       =============== 29 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                                EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                  MARKET
  SHARES                                                                                                           VALUE
  ------                                                                                                          ------
COMMON STOCKS -- 98.5%
             CONSUMER SERVICES -- 29.5%
     60,000  American Home Products Corp. ..................................................................   $   3,975,000
     50,000  Armstrong World................................................................................       3,287,500
     80,000  First Brands Corp. ............................................................................       2,030,000
    100,000  Ford Motor Co. ................................................................................       3,475,000
     80,000  Johnson & Johnson..............................................................................       4,900,000
     38,900  Loews Corp. ...................................................................................       3,573,938
     40,000  Nike Inc., Class B.............................................................................       2,250,000
     40,000  Philips Electronics NV-NY Shares...............................................................       2,140,000
     90,000  Service Corp. International....................................................................       3,082,500
     60,000  V.F. Corp. ....................................................................................       4,327,500
                                                                                                               -------------
                                                                                                                  33,041,438
                                                                                                               -------------
             BASIC INDUSTRY -- 20.0%
     40,000  Burlington Northern Santa Fe Corp. ............................................................       3,150,000
    100,000  Johnson Controls, Inc. ........................................................................       3,837,500
    125,000  Leggett & Platt, Inc. .........................................................................       4,343,750
     55,000  Magna International, Inc. .....................................................................       2,866,875
     45,000  Rohm & Haas Co. ...............................................................................       3,746,250
     40,000  Schlumberger Ltd. .............................................................................       4,430,000
                                                                                                               -------------
                                                                                                                  22,374,375
                                                                                                               -------------
             FINANCIAL SERVICES -- 16.6%
     25,000  Cigna Corp. ...................................................................................       3,759,375
     25,000  Citicorp.......................................................................................       2,815,625
     28,000  Duke Realty Investments........................................................................       1,029,000
     45,000  First Union Corp. .............................................................................       3,780,000
     32,000  Merry Land & Investment........................................................................         656,000
     60,000  NationsBank Corp. .............................................................................       3,622,500
     50,000  SAFECO Corp. ..................................................................................       2,000,000
     10,000  TransAmerica Corp. ............................................................................         847,500
                                                                                                               -------------
                                                                                                                  18,510,000
                                                                                                               -------------
             TECHNOLOGY -- 16.4%
     20,000  Cisco Systems, Inc. ...........................................................................       1,035,000
     30,000  Compaq Computer Corp.**........................................................................       2,561,250
     55,000  Computer Associates International, Inc. .......................................................       2,860,000
    125,000  EMC Corp.**....................................................................................       4,546,875
     50,000  Harris Corp. ..................................................................................       4,275,000
     20,000  Intel Corp. ...................................................................................       3,062,500
                                                                                                               -------------
                                                                                                                  18,340,625
                                                                                                               -------------

                       See Notes to Financial Statements.

                       =============== 30 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                                EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                  MARKET
  SHARES                                                                                                           VALUE
  ------                                                                                                          ------
COMMON STOCKS -- (CONTINUED)
             ENERGY -- 8.5%
     34,200  Amoco Corp. ...................................................................................   $   2,859,975
     40,000  Chevron Corp. .................................................................................       2,740,000
    100,000  Phillips Petroleum Co. ........................................................................       3,937,500
                                                                                                               -------------
                                                                                                                   9,537,475
                                                                                                               -------------
             UTILITIES -- 7.5%
    100,000  Baltimore Gas & Electric.......................................................................       2,550,000
     40,000  FPL Group, Inc. ...............................................................................       1,785,000
     45,000  Sprint Corp. ..................................................................................       1,974,375
     60,000  Texas Utilities Co. ...........................................................................       2,025,000
                                                                                                               -------------
                                                                                                                   8,334,375
                                                                                                               -------------
             TOTAL COMMON STOCKS
             (Cost $78,387,503).............................................................................   $ 110,138,288
                                                                                                               -------------
   FACE
  AMOUNT
  ------
REPURCHASE AGREEMENT -- 1.3%
$ 1,499,000  Agreement with Goldman Sachs & Co., 5.10%, dated 04/30/97 to be repurchased at $1,499,212 on 05/01/97, collateralized by $1,530,460
             U.S. Treasury Bonds, 10.375% due 11/15/12 (Cost $1,499,000)...................................    $  1,499,000
                                                                                                              -------------

TOTAL INVESTMENTS (COST $79,886,503*)..............................................................    99.8%   $111,637,288

OTHER ASSETS IN EXCESS OF LIABILITIES..............................................................     0.2%        184,980
                                                                                                      ---------------------

NET ASSETS.........................................................................................   100.0%   $111,822,268
                                                                                                      =====================

NET ASSET VALUE ($111,822,268 DIVIDED BY 5,987,046 SHARES OUTSTANDING).............................                  $18.68
                                                                                                               ============

-----------------
 * Aggregate cost for Federal tax purposes.

** Non-income producing security.

                       See Notes to Financial Statements.

                       =============== 31 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
  SHARES                                                                                                            VALUE
  ------                                                                                                           ------
COMMON STOCKS -- 98.8%
             CONSUMER SERVICES -- 27.0%
    191,800  Alberto-Culver Co., Class A.....................................................................   $   4,747,050
    150,000  Banta Corp. ....................................................................................       3,787,500
    100,000  Carmike Cinemas, Inc.**.........................................................................       3,100,000
    106,800  Consolidated Cigar Holdings Inc.**..............................................................       2,456,400
    200,000  Coors (Adolph), Class B.........................................................................       4,575,000
    190,200  Family Dollar Stores............................................................................       4,968,975
    131,200  Fingerhut Companies, Inc. ......................................................................       1,951,600
    172,700  First Brands Corp. .............................................................................       4,382,262
     50,200  General Cigar Holdings Inc.**...................................................................       1,185,975
    120,750  Harman International Industries, Inc. ..........................................................       4,618,687
    113,400  Haverty Furniture Company, Inc. ................................................................       1,247,400
    165,000  Hudson Foods, Inc. .............................................................................       2,557,500
    175,000  K2, Inc. .......................................................................................       4,571,875
    162,900  Kellwood Co. ...................................................................................       3,868,875
     62,000  Kimball International, Class B..................................................................       2,185,500
     40,000  La-Z Boy, Inc. .................................................................................       1,305,000
    146,000  Libbey, Inc. ...................................................................................       4,526,000
     53,900  Mail Boxes Etc.**...............................................................................         997,150
     40,000  Media General, Inc., Class A....................................................................       1,180,000
    106,800  Meyer (Fred), Inc.**............................................................................       4,392,150
    133,000  Morningstar Group, Inc. ........................................................................       3,225,250
    100,000  Polaris Industries, Inc. .......................................................................       2,750,000
     86,667  Pulitzer Publishing Co. ........................................................................       3,889,182
    185,000  Sbarro, Inc. ...................................................................................       5,226,250
    200,000  Shopko Stores, Inc. ............................................................................       4,000,000
     75,900  Tarrant Apparel Group, Inc. ....................................................................       1,214,400
     60,000  TCA Cable TV, Inc. .............................................................................       1,920,000
     75,000  Universal Corp. ................................................................................       2,100,000
    100,000  Waban, Inc. ....................................................................................       2,675,000
    130,000  Warnaco Group, Class A..........................................................................       3,705,000
    100,000  York Group, Inc. ...............................................................................       1,925,000
                                                                                                                -------------
                                                                                                                   95,234,981
                                                                                                                -------------
             FINANCIAL SERVICES -- 18.9%
     85,000  American Bankers Insurance Group................................................................       4,494,375
     50,000  AmerUs Life Holdings, Inc.**....................................................................       1,150,000
     45,351  Bank Atlantic Bancorp, Inc., Class A............................................................         541,378
     80,625  Bank Atlantic Bancorp, Inc., Class B............................................................         987,656
     50,000  Bank United Corp., Class A......................................................................       1,525,000
     60,000  Banknorth Group, Inc. ..........................................................................       2,550,000
     60,000  Charter One Financial, Inc. ....................................................................       2,670,000
    100,000  City National Corp. ............................................................................       2,287,500
     75,000  Collective Bancorp, Inc. .......................................................................       3,065,625

                       See Notes to Financial Statements.

                       =============== 32 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
  SHARES                                                                                                            VALUE
  ------                                                                                                           ------
COMMON STOCKS -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
     56,200  Equitable of Iowa Companies.....................................................................   $   2,746,775
     50,000  First Commerce Corp. ...........................................................................       2,043,750
    112,500  First Financial Corp. ..........................................................................       2,967,188
     63,000  First Hawaiian, Inc. ...........................................................................       1,937,250
    100,000  First Republic Bancorp, Inc. ...................................................................       2,087,500
    180,000  GCR Holdings Limited............................................................................       3,892,500
     27,300  Harleysville Group, Inc. .......................................................................         871,894
    103,900  HUBCO, Inc. ....................................................................................       2,558,538
    130,000  Liberty Corp. ..................................................................................       5,037,500
     72,400  Orion Capital Corp. ............................................................................       4,534,050
    135,000  Protective Life Corp. ..........................................................................       5,973,750
    241,800  Reliance Group Holdings.........................................................................       2,690,025
     29,800  Selective Insurance Group.......................................................................       1,199,450
     76,800  Southwest Bancorporation of Texas, Inc.**.......................................................       1,593,600
    142,500  UST Corporation.................................................................................       2,671,875
    186,400  Washington Federal, Inc. .......................................................................       4,473,600
                                                                                                                -------------
                                                                                                                   66,550,779
                                                                                                                -------------
             BASIC INDUSTRY -- 18.6%
     60,100  Aeroquip-Vickers Inc. ..........................................................................       2,426,537
    130,600  Amcast Industrial Corp. ........................................................................       2,971,150
    120,000  American Building Co.**.........................................................................       3,120,000
    119,400  AptarGroup, Inc. ...............................................................................       4,776,000
     80,000  Atchison Casting Corp.**........................................................................       1,420,000
     50,000  Borg-Warner Automotive, Inc. ...................................................................       2,100,000
     85,000  Breed Technologies, Inc. .......................................................................       1,540,625
    153,000  Caraustar Industries, Inc. .....................................................................       3,863,250
     76,100  Carlisle Companies., Inc. ......................................................................       2,140,313
     90,000  Carpenter Technology Corp. .....................................................................       3,656,250
    119,600  ChemFirst Inc. .................................................................................       2,765,750
    127,200  Cincinnati Milacron, Inc. ......................................................................       2,575,800
     72,000  Cleveland-Cliffs, Inc. .........................................................................       3,051,000
     87,900  Dexter Corp. ...................................................................................       2,626,013
    117,900  Excel Industries................................................................................       2,092,725
    224,400  Granite Construction, Inc. .....................................................................       4,459,950
     88,700  Kaydon Corp. ...................................................................................       3,924,975
    207,500  Mississippi Chemical Corp. .....................................................................       4,565,000
     55,000  Moog, Inc. Class A..............................................................................       1,210,000
     67,600  Regal Beloit Corp. .............................................................................       1,605,500
     34,700  Silgan Holdings, Inc. ..........................................................................         919,550
     70,000  Standex International Corp. ....................................................................       1,750,000
     42,600  Texas Industries, Inc. .........................................................................         979,800

                       See Notes to Financial Statements.

                       =============== 33 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
  SHARES                                                                                                            VALUE
  ------                                                                                                           ------
COMMON STOCKS -- (CONTINUED)
             BASIC INDUSTRY -- (CONTINUED)
    150,000  Watts Industries, Inc., Class A.................................................................   $   3,825,000
     47,900  Zurn Industries, Inc. ..........................................................................       1,185,525
                                                                                                                -------------
                                                                                                                   65,550,713
                                                                                                                -------------
             REAL ESTATE -- 12.9%
    100,000  Amli Residential Properties.....................................................................       2,212,500
     66,500  Apartment Investment & Management Co. ..........................................................       1,845,375
     40,000  Arden Realty Group, Inc. .......................................................................         995,000
    156,900  Bedford Property Investors......................................................................       2,765,362
    112,120  Bradley Real Estate, Inc. ......................................................................       2,144,295
    106,300  Cali Realty Corp. ..............................................................................       3,135,850
    100,000  CBL & Associates Properties, Inc. ..............................................................       2,362,500
     65,300  Chelsea GCA Realty, Inc. .......................................................................       2,293,662
     56,600  Commercial Net Lease Realty.....................................................................         827,775
     90,000  Duke Realty Investments.........................................................................       3,307,500
     50,000  Essex Property Trust, Inc. .....................................................................       1,462,500
     35,000  FelCor Suites Hotels, Inc. .....................................................................       1,255,625
    125,000  Glenborough Realty Trust........................................................................       2,468,750
     70,500  Kilroy Realty Corp.**...........................................................................       1,656,750
    110,000  Liberty Property Trust..........................................................................       2,653,750
     54,700  MGI Properties, Inc. ...........................................................................       1,135,025
     83,500  Pacific Gulf Properties.........................................................................       1,763,937
    100,000  RFS Hotel Investors.............................................................................       1,800,000
    169,100  TriNet Corporate Realty.........................................................................       5,643,713
    162,495  United Dominion Realty Trust....................................................................       2,234,306
     65,000  Walden Residential Properties, Inc. ............................................................       1,430,000
                                                                                                                -------------
                                                                                                                   45,394,175
                                                                                                                -------------
             TECHNOLOGY -- 9.2%
    160,000  BancTec, Inc.**.................................................................................       3,660,000
    140,900  Berg Electronics Corp.**........................................................................       4,227,000
    241,800  Chips & Technologies, Inc.**....................................................................       1,979,737
     54,700  Fluke Corp. ....................................................................................       2,468,337
     49,850  Novellus Systems, Inc.**........................................................................       2,878,838
    100,300  Sequent Computer Systems, Inc.**................................................................       1,592,262
    128,000  Silicon Valley Group, Inc. .....................................................................       2,632,000
     81,500  Sterling Software, Inc. ........................................................................       2,485,750
    151,900  StorMedia, Inc. ................................................................................       1,917,737
    135,000  Stratus Computer, Inc.**........................................................................       5,248,125
    180,000  Symantec Corp. .................................................................................       2,587,500
    170,000  Xicor, Inc. ....................................................................................         913,750
                                                                                                                -------------
                                                                                                                   32,591,036
                                                                                                                -------------

                       See Notes to Financial Statements.

                       =============== 34 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
  SHARES                                                                                                            VALUE
  ------                                                                                                           ------
COMMON STOCKS -- (CONTINUED)
             HEALTH CARE -- 5.3%
    122,000  Bergen Brunswig Corp. ..........................................................................   $   4,163,250
    160,000  Collagen Corp. .................................................................................       2,720,000
     96,100  Conmed Corporation**............................................................................       1,429,488
     51,300  DENTSPLY International, Inc. ...................................................................       2,539,350
    154,300  Horizon/CMS Healthcare Corp.**..................................................................       2,449,513
    181,100  NovaCare Inc. ..................................................................................       2,060,013
    128,100  Sierra Health Services**........................................................................       3,298,575
                                                                                                                -------------
                                                                                                                   18,660,189
                                                                                                                -------------
             UTILITIES -- 3.5%
     30,900  Eastern Enterprises.............................................................................       1,046,737
     90,000  New Jersey Resources............................................................................       2,598,750
     44,300  Northwest Natural Gas Co. ......................................................................       1,074,275
     30,000  People's Energy Corp. ..........................................................................       1,012,500
     43,200  Philadelphia Suburban Corp. ....................................................................         864,000
     37,300  Piedmont Natural Gas Co., Inc. .................................................................         876,550
    125,600  Public Service Co. of New Mexico................................................................       2,088,100
     46,500  Washington Gas Light Co. .......................................................................       1,069,500
     50,000  WICOR, Inc. ....................................................................................       1,756,250
                                                                                                                -------------
                                                                                                                   12,386,662
                                                                                                                -------------
             ENERGY -- 3.4%
    113,300  Mitchell Energy & Development Corp. ............................................................       2,166,863
     70,700  Parker & Parsley Petroleum Co. .................................................................       2,333,100
    100,000  Teekay Shipping Corp. ..........................................................................       2,825,000
    180,000  Zeigler Coal Holding Co. .......................................................................       4,522,500
                                                                                                                -------------
                                                                                                                   11,847,463
                                                                                                                -------------
             TOTAL COMMON STOCKS
             (Cost $296,398,865).............................................................................     334,125,048
                                                                                                                -------------

   FACE
  AMOUNT
  ------
REPURCHASE AGREEMENT -- 0.7%
$ 2,396,000  Agreement with Goldman Sachs & Co., 5.10%, dated 4/30/97 to be repurchased at $2,396,339 on 5/1/97, collateralized by $2,447,505
             U.S. Treasury Bonds, 10.000% due 5/15/10 (Cost $2,396,000)......................................    $  2,396,000
                                                                                                                 ------------

TOTAL INVESTMENTS (COST $298,794,865*)...............................................................    99.5%   $350,611,998

OTHER ASSETS IN EXCESS OF LIABILITIES................................................................     0.5%      1,771,385
                                                                                                        ---------------------

NET ASSETS...........................................................................................   100.0%   $352,383,383
                                                                                                        =====================

NET ASSET VALUE ($352,383,383 DIVIDED BY 19,562,541 SHARES OUTSTANDING)..............................                  $18.01
                                                                                                                 ============

-----------------
 * Aggregate cost for Federal tax purposes.

** Non-income producing security.

                       See Notes to Financial Statements.

                       =============== 35 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           LARGE CAP VALUE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                    MARKET
  SHARES                                                                                                            VALUE
  ------                                                                                                            ------
COMMON STOCKS -- 92.3%
             ELECTRONIC TECHNOLOGY -- 16.3%
     15,600  Compaq Computer Corp.**..........................................................................   $  1,331,850
     16,700  Harris Corp. ....................................................................................      1,427,850
     23,000  Hewlett Packard Co. .............................................................................      1,207,500
      9,600  Intel Corp. .....................................................................................      1,470,000
      8,800  International Business Machines Corp. ...........................................................      1,414,600
     27,000  Seagate Technology, Inc. ........................................................................      1,238,625
     38,200  Sun Microsystems, Inc. ..........................................................................      1,100,637
     17,900  Western Digital Corp.**..........................................................................      1,103,088
                                                                                                                 ------------
                                                                                                                   10,294,150
                                                                                                                 ------------
             FINANCIAL SERVICES -- 15.8%
     10,600  BankAmerica Corp. ...............................................................................      1,238,875
      8,000  Cigna Corp. .....................................................................................      1,203,000
     23,000  Lincoln National Corp. ..........................................................................      1,288,000
     12,700  MBIA, Inc. ......................................................................................      1,236,663
     12,550  Merrill Lynch & Co. .............................................................................      1,195,387
     20,700  Providian Corp. .................................................................................      1,195,425
     11,700  Student Loan Marketing Association...............................................................      1,383,525
     23,000  Travelers Group, Inc. ...........................................................................      1,273,625
                                                                                                                 ------------
                                                                                                                   10,014,500
                                                                                                                 ------------
             PRODUCER MANUFACTURING -- 12.5%
     15,700  Caterpillar, Inc. ...............................................................................      1,397,300
     26,000  Cooper Industries, Inc. .........................................................................      1,196,000
     29,500  Deere & Co. .....................................................................................      1,357,000
     25,700  Ingersoll-Rand Corp. ............................................................................      1,262,512
     28,200  Parker-Hannifin Corp. ...........................................................................      1,402,950
     21,700  Xerox Corp. .....................................................................................      1,334,550
                                                                                                                 ------------
                                                                                                                    7,950,312
                                                                                                                 ------------
             UTILITIES -- 9.1%
     23,400  Consolidated Natural Gas Co. ....................................................................      1,178,775
     25,500  FPL Group, Inc. .................................................................................      1,137,938
     52,700  New York State Electric & Gas....................................................................      1,106,700
     34,700  Texas Utilities Co. .............................................................................      1,171,125
     33,900  US WEST Communications Group.....................................................................      1,190,738
                                                                                                                 ------------
                                                                                                                    5,785,276
                                                                                                                 ------------
             CONSUMER NON-DURABLES -- 8.1%
     14,600  Gannett Company, Inc. ...........................................................................      1,273,850
     24,300  McGraw-Hill Companies, Inc. .....................................................................      1,236,262
     33,000  Philip Morris Companies, Inc. ...................................................................      1,299,375
     18,200  V.F. Corp. ......................................................................................      1,312,675
                                                                                                                 ------------
                                                                                                                    5,122,162
                                                                                                                 ------------

                       See Notes to Financial Statements.

                       =============== 36 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           LARGE CAP VALUE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                    MARKET
  SHARES                                                                                                            VALUE
  ------                                                                                                            ------
COMMON STOCKS -- (CONTINUED)
             ENERGY MINERALS -- 7.8%
      2,800  Burlington Resources, Inc. ......................................................................   $    118,650
     24,000  Exxon Corp. .....................................................................................      1,359,000
     19,300  Kerr-McGee Corp. ................................................................................      1,165,237
     28,600  Phillips Petroleum Co. ..........................................................................      1,126,125
     30,800  Unocal Corp. ....................................................................................      1,174,250
                                                                                                                 ------------
                                                                                                                    4,943,262
                                                                                                                 ------------
             CONSUMER DURABLES -- 6.0%
     40,800  Chrysler Corp. ..................................................................................      1,224,000
     39,700  Dana Corp. ......................................................................................      1,265,437
     37,200  Ford Motor Co. ..................................................................................      1,292,700
                                                                                                                 ------------
                                                                                                                    3,782,137
                                                                                                                 ------------
             HEALTH TECHNOLOGY -- 5.5%
     40,500  Columbia/HCA Healthcare Corp. ...................................................................      1,417,500
     63,000  HEALTHSOUTH Corp. ...............................................................................      1,244,250
     22,200  Mallinckrodt, Inc. ..............................................................................        807,525
                                                                                                                 ------------
                                                                                                                    3,469,275
                                                                                                                 ------------
             TRANSPORTATION -- 4.1%
     14,800  Delta Air Lines, Inc. ...........................................................................      1,363,450
     13,900  Norfolk Southern Corp. ..........................................................................      1,249,263
                                                                                                                 ------------
                                                                                                                    2,612,713
                                                                                                                 ------------
             PROCESS INDUSTRIES -- 3.6%
     11,300  duPont (E.I.) de Nemours.........................................................................      1,199,212
     12,100  Loews Corp. .....................................................................................      1,111,688
                                                                                                                 ------------
                                                                                                                    2,310,900
                                                                                                                 ------------
             RETAIL TRADE -- 3.5%
     29,000  Dayton Hudson Corp. .............................................................................      1,305,000
     32,000  Ross Stores, Inc. ...............................................................................        900,000
                                                                                                                 ------------
                                                                                                                    2,205,000
                                                                                                                 ------------
             TOTAL COMMON STOCKS
             (Cost $52,677,147)...............................................................................     58,489,687
                                                                                                                 ------------

                       See Notes to Financial Statements.

                       =============== 37 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           LARGE CAP VALUE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

   FACE
  AMOUNT
  ------
REPURCHASE AGREEMENT -- 4.0%
$ 2,504,000  Agreement with Goldman Sachs & Co., 5.10%, dated 04/30/97 to be repurchased at $2,504,355 on 05/01/97, collateralized by $2,558,340
             U.S. Treasury Bonds, 8.375% due 08/15/08 (Cost $2,504,000).......................................    $ 2,504,000
                                                                                                                  -----------

TOTAL INVESTMENTS (COST $55,181,147*).................................................................    96.3%   $60,993,687

OTHER ASSETS IN EXCESS OF LIABILITIES.................................................................     3.7%     2,322,454
                                                                                                         --------------------

NET ASSETS............................................................................................   100.0%   $63,316,141
                                                                                                         ====================

NET ASSET VALUE ($63,316,141 DIVIDED BY 4,729,636 SHARES OUTSTANDING).................................                 $13.39
                                                                                                                  ===========

-----------------
 * Aggregate cost for Federal tax purposes.

** Non-income producing security.

                       See Notes to Financial Statements.

                       =============== 38 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            INTERNATIONAL PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
   SHARES                                                                                                           VALUE
   ------                                                                                                          ------
FOREIGN SECURITIES -- 94.8%
              JAPAN -- 25.6%
     158,600  Acom Co., Ltd. ................................................................................   $   6,473,469
     169,000  Amway Japan Ltd. ..............................................................................       5,153,494
     191,000  Aoyama Trading Co. Ltd. .......................................................................       5,387,912
     412,000  Canon Inc. ....................................................................................       9,771,649
     465,000  Dai Nippon Printing Co. Ltd. ..................................................................       8,390,591
     825,000  Daiwa House Industry Co. Ltd. .................................................................       9,230,951
     596,000  Denso Corp. ...................................................................................      13,572,137
       2,580  East Japan Railway Co. ........................................................................      11,160,822
      12,588  Fuji Photo Film Ltd. -- ADR....................................................................         483,064
     277,000  Fuji Photo Film Ltd. ..........................................................................      10,585,848
   1,323,000  Hitachi Ltd. ..................................................................................      11,988,416
     430,000  Honda Motor Co. ...............................................................................      13,349,617
     170,000  Ito-Yokado Co. Ltd. ...........................................................................       8,157,749
     684,000  Kao Corp. .....................................................................................       7,976,676
     647,000  Kirin Brewery Co., Ltd. .......................................................................       5,607,911
      24,458  Kyocera Ltd. -- ADR............................................................................       2,947,189
   1,372,000  Mitsubishi Heavy Industries Ltd. ..............................................................       9,059,459
     178,000  Nintendo Corp. Ltd. ...........................................................................      13,015,838
   1,590,000  Nishimatsu Construction Co. ...................................................................       8,957,922
     205,000  Rohm Co. ......................................................................................      15,894,728
     713,000  Sankyo Co. Ltd. ...............................................................................      19,101,725
     825,000  Sharp Corp. ...................................................................................      10,726,105
   1,379,000  Toda Construction Co. .........................................................................       7,388,858
     620,000  Wacoal Corp. ..................................................................................       7,181,467
     688,000  Yamanouchi Pharmaceutical Co. .................................................................      14,691,356
     205,000  Yurtec Corp. ..................................................................................       1,970,698
                                                                                                                 ------------
                                                                                                                  238,225,651
                                                                                                                 ------------
              UNITED KINGDOM -- 21.0%
   1,353,312  Associated British Foods PLC...................................................................      11,688,193
   1,513,000  B.A.T. Industries PLC..........................................................................      12,773,175
     163,000  BOC Group PLC..................................................................................       2,497,303
   2,825,000  BTR PLC........................................................................................      11,558,515
   1,535,000  Cadbury Schweppes PLC..........................................................................      12,772,357
   1,565,000  Dalgety PLC....................................................................................       7,962,807
   1,100,000  De La Rue PLC..................................................................................       9,847,981
     635,333  Hyder PLC......................................................................................       8,838,202
     225,000  Hyder PLC 7.875% Cv Pfd. ......................................................................         385,553
   4,090,000  Iceland Group PLC..............................................................................       6,030,966
   3,850,000  Mirror Group Newspapers PLC....................................................................      13,069,741
   1,292,000  National Power PLC.............................................................................      11,169,125
     890,000  RTZ Corporation PLC............................................................................      14,111,496
   1,910,000  Safeway PLC....................................................................................      10,538,352

                       See Notes to Financial Statements.

                       =============== 39 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
   SHARES                                                                                                           VALUE
   ------                                                                                                          ------
FOREIGN SECURITIES -- (CONTINUED)
              UNITED KINGDOM -- (CONTINUED)
   2,413,200  Scottish Power PLC.............................................................................   $  14,585,602
   1,370,000  Tate & Lyle PLC................................................................................      10,200,661
   3,565,000  Tomkins PLC....................................................................................      15,394,974
   1,245,000  Smith (W.H.) Group PLC.........................................................................       9,239,682
     411,000  Zeneca Group PLC...............................................................................      12,383,989
                                                                                                                -------------
                                                                                                                  195,048,674
                                                                                                                -------------
              SPAIN -- 8.9%
     410,000  Banco Central Hispanoamericano SA..............................................................      12,484,603
      39,587  Banco Popular Espanol SA.......................................................................       8,397,406
     551,000  Dragados & Construcciones SA...................................................................       8,898,042
   1,513,000  Iberdrola SA...................................................................................      17,082,592
     385,000  Repsol SA -- ADR...............................................................................      16,121,877
     253,000  Telefonica de Espana -- ADR....................................................................      19,481,000
                                                                                                                -------------
                                                                                                                   82,465,520
                                                                                                                -------------
              ITALY -- 6.0%
   1,100,000  Benetton Group S.p.A. .........................................................................      14,297,815
     247,000  ENI S.p.A. -- ADR..............................................................................      12,597,000
     442,000  Instituto Mobiliare Italiano S.p.A. -- ADR.....................................................      11,271,000
   6,909,000  Telecom Italia S.p.A. .........................................................................      18,182,641
                                                                                                                -------------
                                                                                                                   56,348,456
                                                                                                                -------------
              FRANCE -- 5.1%
      54,030  Compagnie de Saint-Gobain......................................................................       7,241,038
     126,858  Elf Aquitaine SA...............................................................................      12,305,334
      54,200  Groupe Danone..................................................................................       7,895,458
     109,745  Lafarge SA.....................................................................................       7,199,723
     276,000  Lagardere Groupe...............................................................................       8,542,519
      80,000  Technip -- ADR.................................................................................       4,228,650
                                                                                                                -------------
                                                                                                                   47,412,722
                                                                                                                -------------
              GERMANY -- 4.8%
     254,000  Deutsche Bank AG...............................................................................      13,407,796
     180,000  Deutsche Telekom AG............................................................................       3,900,433
     265,000  Hoechst AG.....................................................................................      10,399,509
      99,000  Siemens AG.....................................................................................       5,365,954
      47,290  Siemens AG -- ADR..............................................................................       2,541,837
     165,200  Veba AG........................................................................................       8,572,465
                                                                                                                -------------
                                                                                                                   44,187,994
                                                                                                                -------------

                       See Notes to Financial Statements.

                       =============== 40 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
   SHARES                                                                                                           VALUE
   ------                                                                                                          ------
FOREIGN SECURITIES -- (CONTINUED)
              AUSTRALIA -- 4.7%
   4,185,000  Boral Ltd. ....................................................................................   $  12,332,726
   3,170,000  Email Ltd. ....................................................................................      10,602,014
     637,758  Lend Lease Corp., Ltd. ........................................................................      12,201,193
   1,570,789  Westpac Banking Corp., Ltd. ...................................................................       8,461,897
                                                                                                                -------------
                                                                                                                   43,597,830
                                                                                                                -------------
              NETHERLANDS -- 3.7%
     170,000  ABN-AMRO Holding N.V. .........................................................................      11,685,318
     171,323  Koninklijke PTT Nederland -- ADR...............................................................       6,146,212
     306,200  Philips Electronics N.V. -- NY shares..........................................................      16,381,700
                                                                                                                -------------
                                                                                                                   34,213,230
                                                                                                                -------------
              NORWAY -- 3.2%
   4,580,000  Christiania Bank OG Kreditkasse................................................................      14,219,006
     317,000  Kvaerner AS....................................................................................      15,764,276
                                                                                                                -------------
                                                                                                                   29,983,282
                                                                                                                -------------
              SWEDEN -- 2.7%
     269,000  Astra AB.......................................................................................      10,684,948
     247,000  Electrolux AB -- Series B......................................................................      14,173,318
                                                                                                                -------------
                                                                                                                   24,858,266
                                                                                                                -------------
              FINLAND -- 1.9%
     291,000  Oy Nokia AB -- Series A ADR....................................................................      18,805,875
                                                                                                                -------------
              CANADA -- 1.5%
     260,000  Magna International, Inc. -- Class A...........................................................      13,552,500
                                                                                                                -------------
              MEXICO -- 1.2%
     716,250  Cemex, S.A. de C.V. -- Series "B"**............................................................       2,650,774
     217,000  Telefonos de Mexico -- Class L ADR.............................................................       8,951,250
                                                                                                                -------------
                                                                                                                   11,602,024
                                                                                                                -------------
              SINGAPORE -- 1.0%
   1,080,000  Singapore Airlines, Ltd., Foreign..............................................................       9,556,861
                                                                                                                -------------
              SWITZERLAND -- 0.9%
       6,248  Novartis Ltd...................................................................................       8,234,554
                                                                                                                -------------
              MALAYSIA -- 0.7%
     857,666  Malaysia International Shipping Berhad.........................................................       1,930,602
   1,411,000  Sime Darby Berhad..............................................................................       4,356,674
                                                                                                                -------------
                                                                                                                    6,287,276
                                                                                                                -------------
              HONG KONG -- 0.6%
   2,765,000  Hong Kong Land Holdings, Ltd. .................................................................       5,751,200
                                                                                                                -------------
              DENMARK -- 0.6%
     221,500  Tele Danmark A/S -- ADR........................................................................       5,509,812
                                                                                                                -------------

                       See Notes to Financial Statements.

                       =============== 41 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
   SHARES                                                                                                           VALUE
   ------                                                                                                          ------
FOREIGN SECURITIES -- (CONTINUED)
              THAILAND -- 0.5%
     303,273  Thailand Fund, Inc. ...........................................................................   $   4,624,921
                                                                                                                -------------
              NEW ZEALAND -- 0.2%
      95,000  Tranz Rail Holdings -- ADR.....................................................................       1,686,250
                                                                                                                -------------
              TOTAL FOREIGN SECURITIES
              (Cost $764,810,109)............................................................................     881,952,898
                                                                                                                -------------


    FACE
   AMOUNT
REPURCHASE AGREEMENT -- 4.4%
$ 40,568,000  Agreement with Goldman, Sachs & Co., 5.10%, dated 04/30/97, to be repurchased at $40,573,747 on 05/01/97 collateralized by $41,415,760
              U.S. Treasury Bonds, 8.125% due 05/15/21 (Cost $40,568,000)....................................    $ 40,568,000
                                                                                                                 ------------

TOTAL INVESTMENTS (COST $805,378,109*)...............................................................    99.2%   $922,520,898

OTHER ASSETS IN EXCESS OF LIABILITIES................................................................     0.8%      7,170,608
                                                                                                        ---------------------

NET ASSETS...........................................................................................   100.0%   $929,691,506
                                                                                                        =====================

NET ASSET VALUE ($929,691,506 DIVIDED BY 62,564,747 SHARES OUTSTANDING)..............................                  $14.86
                                                                                                                 ============

-----------------
 * Aggregate cost for Federal tax purposes.

** Non-income producing security.

   ABBREVIATION:

   ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                       =============== 42 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION
                                 APRIL 30, 1997
                                  (UNAUDITED)

At April 30, 1997, sector diversification of the Portfolio was as follows:

                                                                                                PERCENT OF          MARKET
                                                                                                NET ASSETS          VALUE
                                                                                                ----------          ------
INDUSTRIES:
    Electronics...........................................................................         10.7%         $ 99,531,502
    Financial Services....................................................................         10.6            98,601,692
    Engineering & Construction............................................................          9.2            85,863,650
    Health Care & Pharmaceuticals.........................................................          7.0            65,096,564
    Food & Beverage.......................................................................          6.0            56,127,389
    Telecommunications....................................................................          6.0            56,025,137
    Utilities.............................................................................          5.6            52,061,077
    Oil & Gas.............................................................................          5.3            49,596,673
    Automotive............................................................................          4.4            40,474,256
    Industrial............................................................................          4.1            38,565,931
    Other.................................................................................          4.0            37,499,124
    Printing & Publishing.................................................................          3.4            31,308,314
    Retail................................................................................          3.3            31,196,915
    Manufacturing.........................................................................          2.7            24,775,333
    Transportation........................................................................          2.6            24,334,537
    Chemicals.............................................................................          2.6            23,965,726
    Apparel & Textiles....................................................................          2.3            21,479,282
    Consumer Durables/Non-Durables........................................................          2.3            21,287,921
    Real Estate...........................................................................          1.1            10,107,873
    Electrical............................................................................          0.9             7,907,792
    Commercial Services...................................................................          0.7             6,146,210
                                                                                                  -----          ------------
TOTAL FOREIGN SECURITIES..................................................................         94.8%         $881,952,898
                                                                                                  -----          ------------
REPURCHASE AGREEMENT......................................................................          4.4%         $ 40,568,000
                                                                                                  -----          ------------
TOTAL INVESTMENTS.........................................................................         99.2%         $922,520,898
                                                                                                  =====          ============

                       See Notes to Financial Statements.

                       =============== 43 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
  SHARES                                                                                                            VALUE
  ------                                                                                                           ------
FOREIGN SECURITIES -- 95.9%
             JAPAN -- 23.9%
    15,800   Acom Co., Ltd. ..................................................................................   $   644,897
    13,600   Amway Japan Ltd. ................................................................................       414,719
    14,300   Aoyama Trading Co. Ltd. .........................................................................       403,388
    30,000   Canon Inc. ......................................................................................       711,527
    36,000   Dai Nippon Printing Co. Ltd. ....................................................................       649,594
    60,000   Daiwa House Industry Co. Ltd. ...................................................................       671,341
    43,000   Denso Corp. .....................................................................................       979,197
       190   East Japan Railway Co. ..........................................................................       821,921
       722   Fuji Photo Film Ltd. -- ADR......................................................................        27,706
    21,000   Fuji Photo Film Ltd. ............................................................................       802,537
    96,000   Hitachi Ltd. ....................................................................................       869,907
    30,000   Honda Motor Co. .................................................................................       931,368
    12,000   Ito-Yokado Co. Ltd. .............................................................................       575,841
    49,000   Kao Corp. .......................................................................................       571,428
    47,000   Kirin Brewery Co., Ltd. .........................................................................       407,375
     1,242   Kyocera Ltd. -- ADR..............................................................................       149,661
   100,000   Mitsubishi Heavy Industries Ltd. ................................................................       660,310
    13,000   Nintendo Corp. Ltd. .............................................................................       950,594
   130,000   Nishimatsu Construction Co. .....................................................................       732,408
    15,000   Rohm Co. ........................................................................................     1,163,028
    52,000   Sankyo Co. Ltd. .................................................................................     1,393,113
    60,000   Sharp Corp. .....................................................................................       780,080
   100,000   Toda Construction Co. ...........................................................................       535,812
    50,000   Wacoal Corp. ....................................................................................       579,150
    50,000   Yamanouchi Pharmaceutical Co. ...................................................................     1,067,685
    16,000   Yurtec Corp. ....................................................................................       153,823
                                                                                                                 -----------
                                                                                                                  17,648,410
                                                                                                                 -----------
             UNITED KINGDOM -- 20.6%
    96,688   Associated British Foods PLC.....................................................................       835,068
   110,000   B.A.T. Industries PLC............................................................................       928,651
    14,000   BOC Group PLC....................................................................................       214,492
   203,000   BTR PLC..........................................................................................       830,576
   110,000   Cadbury Schweppes PLC............................................................................       915,282
   155,000   Dalgety PLC......................................................................................       788,648
    80,000   De La Rue PLC....................................................................................       716,216
    15,300   Hyder PLC........................................................................................        26,217
    48,866   Hyder PLC 7.875% Cv Pfd. ........................................................................       679,781
   288,000   Iceland Group PLC................................................................................       424,674
   279,000   Mirror Group Newspapers PLC......................................................................       947,131
    95,000   National Power PLC...............................................................................       821,259
    65,000   RTZ Corporation PLC..............................................................................     1,030,614
   185,000   Safeway PLC......................................................................................     1,020,730

                       See Notes to Financial Statements.

                       =============== 44 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
  SHARES                                                                                                            VALUE
  ------                                                                                                           ------
FOREIGN SECURITIES -- (CONTINUED)
             UNITED KINGDOM -- (CONTINUED)
   176,262   Scottish Power PLC...............................................................................   $ 1,065,343
    98,000   Tate & Lyle PLC..................................................................................       729,682
   257,000   Tomkins PLC......................................................................................     1,109,820
   122,000   Smith (W.H.) Group PLC...........................................................................       905,414
    40,000   Zeneca Group PLC.................................................................................     1,205,263
                                                                                                                 -----------
                                                                                                                  15,194,861
                                                                                                                 -----------
             SPAIN -- 8.4%
    30,000   Banco Central Hispanoamericano SA................................................................       913,507
     2,863   Banco Popular Espanol SA.........................................................................       607,314
    51,000   Dragados & Construcciones SA.....................................................................       823,593
   114,000   Iberdrola SA.....................................................................................     1,287,121
    28,200   Repsol SA -- ADR.................................................................................     1,180,878
    18,000   Telefonica de Espana -- ADR......................................................................     1,386,000
                                                                                                                 -----------
                                                                                                                   6,198,413
                                                                                                                 -----------
             FRANCE -- 6.5%
     6,925   Compagnie de Saint-Gobain........................................................................       928,080
    11,642   Elf Aquitaine SA.................................................................................     1,129,283
     5,000   Groupe Danone....................................................................................       728,363
     9,944   Lafarge SA.......................................................................................       652,367
    25,000   Lagardere Groupe.................................................................................       773,778
    11,000   Technip -- ADR...................................................................................       581,442
                                                                                                                 -----------
                                                                                                                   4,793,313
                                                                                                                 -----------
             GERMANY -- 6.2%
    26,000   Deutsche Bank AG.................................................................................     1,372,451
    15,600   Deutsche Telekom AG..............................................................................       338,037
    27,000   Hoechst AG.......................................................................................     1,059,572
    13,110   Siemens AG -- ADR................................................................................       704,662
    20,800   Veba AG..........................................................................................     1,079,343
                                                                                                                 -----------
                                                                                                                   4,554,065
                                                                                                                 -----------
             ITALY -- 5.6%
    80,000   Benetton Group S.p.A. ...........................................................................     1,039,841
    20,000   ENI S.p.A. -- ADR................................................................................     1,020,000
    32,000   Instituto Mobiliare Italiano S.p.A. -- ADR.......................................................       816,000
   490,000   Telecom Italia S.p.A. ...........................................................................     1,289,549
                                                                                                                 -----------
                                                                                                                   4,165,390
                                                                                                                 -----------
             AUSTRALIA -- 4.7%
   350,000   Boral Ltd. ......................................................................................     1,031,410
   230,000   Email Ltd. ......................................................................................       769,231
    46,527   Lend Lease Corp., Ltd. ..........................................................................       890,125
   140,825   Westpac Banking Corp., Ltd. .....................................................................       758,631
                                                                                                                 -----------
                                                                                                                   3,449,397
                                                                                                                 -----------

                       See Notes to Financial Statements.

                       =============== 45 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                   MARKET
  SHARES                                                                                                            VALUE
  ------                                                                                                           ------
FOREIGN SECURITIES -- (CONTINUED)
             NETHERLANDS -- 4.3%
    15,800   ABN-AMRO Holding N.V. ...........................................................................   $ 1,086,047
    11,000   Koninklijke PTT Nederland........................................................................       390,759
     4,168   Koninklijke PTT Nederland -- ADR.................................................................       149,527
    28,600   Philips Electronics N.V. -- NY shares............................................................     1,530,100
                                                                                                                 -----------
                                                                                                                   3,156,433
                                                                                                                 -----------
             SWEDEN -- 2.9%
    27,000   Astra AB.........................................................................................     1,072,466
    18,000   Electrolux AB -- Series B........................................................................     1,032,874
                                                                                                                 -----------
                                                                                                                   2,105,340
                                                                                                                 -----------
             NORWAY -- 2.8%
   315,000   Christiania Bank OG Kreditkasse..................................................................       977,944
    22,400   Kvaerner AS......................................................................................     1,113,943
                                                                                                                 -----------
                                                                                                                   2,091,887
                                                                                                                 -----------
             FINLAND -- 1.9%
    21,500   Oy Nokia AB -- Series A ADR......................................................................     1,389,437
                                                                                                                 -----------
             CANADA -- 1.7%
    24,211   Magna International, Inc. -- Class A.............................................................     1,261,998
                                                                                                                 -----------
             SWITZERLAND -- 1.4%
       812   Novartis Ltd. ...................................................................................     1,070,175
                                                                                                                 -----------
             MEXICO -- 1.3%
     7,000   Cemex, S.A. de C.V. -- Series "A"**..............................................................        23,262
    61,000   Cemex, S.A. de C.V. -- Series "B"**..............................................................       225,755
    16,700   Telefonos de Mexico -- Class L ADR...............................................................       688,876
                                                                                                                 -----------
                                                                                                                     937,893
                                                                                                                 -----------
             SINGAPORE -- 1.0%
    85,000   Singapore Airlines Ltd., Foreign.................................................................       752,160
                                                                                                                 -----------
             HONG KONG -- 0.7%
   260,000   Hong Kong Land Holdings, Ltd. ...................................................................       540,800
                                                                                                                 -----------
             MALAYSIA -- 0.7%
    85,000   Malaysia International Shipping Berhad...........................................................       191,334
   107,000   Sime Darby Berhad................................................................................       330,379
                                                                                                                 -----------
                                                                                                                     521,713
                                                                                                                 -----------
             THAILAND -- 0.6%
    29,880   Thailand Fund, Inc. .............................................................................       455,670
                                                                                                                 -----------
             DENMARK -- 0.5%
    14,200   Tele Danmark A/S -- ADR..........................................................................       353,231
                                                                                                                 -----------
             NEW ZEALAND -- 0.2%
    10,000   Tranz Rail Holdings -- ADR.......................................................................       177,500
                                                                                                                 -----------
             TOTAL FOREIGN SECURITIES
             (COST $60,998,249)...............................................................................    70,818,086
                                                                                                                 -----------

                       See Notes to Financial Statements.

                       =============== 46 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

   FACE                                                                                                           MARKET
  AMOUNT                                                                                                           VALUE
  ------                                                                                                          ------
REPURCHASE AGREEMENT -- 3.7%
$2,693,000   Agreement with Goldman, Sachs & Co., 5.10%, dated 04/30/97, to be repurchased at $2,693,382 on 05/01/97 collateralized by $2,749,905
             U.S. Treasury Bonds, 8.125% due 05/15/21 (Cost $2,693,000).....................................    $ 2,693,000
                                                                                                                -----------

TOTAL INVESTMENTS (COST $63,691,249*)...............................................................    99.6%   $73,511,086

OTHER ASSETS IN EXCESS OF LIABILITIES...............................................................     0.4%       318,825
                                                                                                       --------------------

NET ASSETS..........................................................................................   100.0%   $73,829,911
                                                                                                       ====================
NET ASSET VALUE ($73,829,911 DIVIDED BY 5,070,612 SHARES OUTSTANDING)...............................                 $14.56
                                                                                                                ===========

---------------
 * Aggregate cost for Federal tax purposes.
** Non-income producing security.

   ABBREVIATION:
   ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                       =============== 47 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION
                                 APRIL 30, 1997
                                  (UNAUDITED)

  At April 30, 1997, sector diversification of the Portfolio was as follows:

                                                                                                    PERCENT OF      MARKET
                                                                                                    NET ASSETS       VALUE
                                                                                                    ----------    -----------
INDUSTRIES:
       Financial Services........................................................................      10.9%      $ 8,066,919
       Electronics...............................................................................      10.2         7,544,338
       Engineering & Construction................................................................      10.1         7,473,225
       Health Care & Pharmaceuticals.............................................................       7.9         5,808,695
       Utilities.................................................................................       6.7         4,959,066
       Telecommunications........................................................................       6.0         4,446,446
       Food & Beverage...........................................................................       6.0         4,404,421
       Oil & Gas.................................................................................       4.5         3,330,159
       Automotive................................................................................       4.3         3,172,565
       Other.....................................................................................       4.0         2,988,677
       Industrial................................................................................       3.8         2,800,745
       Retail....................................................................................       3.7         2,754,208
       Printing & Publishing.....................................................................       3.1         2,312,943
       Chemicals.................................................................................       2.9         2,104,309
       Transportation............................................................................       2.6         1,942,916
       Manufacturing.............................................................................       2.5         1,802,105
       Apparel & Textiles........................................................................       2.2         1,618,992
       Consumer Durables/Non-Durables............................................................       2.1         1,561,989
       Real Estate...............................................................................       1.2           871,178
       Electrical................................................................................       1.0           704,663
       Commercial Services.......................................................................       0.2           149,527
                                                                                                    ----------    -----------
TOTAL FOREIGN SECURITIES.........................................................................      95.9%      $70,818,086
                                                                                                    ----------    -----------
REPURCHASE AGREEMENT.............................................................................       3.7%        2,693,000
                                                                                                    ----------    -----------
TOTAL INVESTMENTS................................................................................      99.6%      $73,511,086
                                                                                                    ==========    ===========

                       See Notes to Financial Statements.

                       =============== 48 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
              SHARES                                                                                                   VALUE
            -----------                                                                                             ------------
FOREIGN SECURITIES -- 100.3%
                          BRAZIL -- 9.6%
             51,615,000   Banco Bradesco SA......................................................................   $    419,851
              1,110,000   Banco Itau SA..........................................................................        600,197
              1,400,000   Brasmotor SA...........................................................................        350,197
              2,995,200   Caemi Mineracao E Metal................................................................        197,163
                479,000   Cia Bras De Frigorificos...............................................................        288,282
                  3,000   Companhia Antarctica Paulista..........................................................        352,642
             25,000,000   Companhia Brasileira de Petroleo Ipiranga..............................................        376,151
              8,250,000   Companhia Energetica de Minas..........................................................        375,493
             45,500,000   Companhia Paranaense de Energia-Copel PFB..............................................        697,432
              6,670,000   Companhia Petroquimica de Sul..........................................................        288,527
                100,000   Companhia Telefonica da Borda do Campo.................................................         58,303
                 33,340   Companhia Vale Do Rio Doce.............................................................        846,511
                 65,000   Confeccoes Guararapes SA...............................................................        323,960
                800,000   Copene-Petroquimica Do Nordeste SA.....................................................        278,352
            173,000,000   Electrolux do Brasil SA................................................................        338,386
                285,000   Empresa Brasileira De Compressores SA..................................................        134,004
                280,000   Klabin Fabricadora De Papel Celulsa SA.................................................        281,737
              7,500,000   Lorenz.................................................................................        232,744
                 19,000   Makro Atacadista GDR**.................................................................        249,375
             50,000,000   OSA SA Organizacao Sistemas Aplica**...................................................        251,081
                 45,750   Oxiteno SA(+)..........................................................................        107,555
             51,100,000   Paranapanema SA Mineracao, Industria E Construcao**....................................        422,389
                 26,000   Petroleo Brasileiro ADR................................................................        545,593
              3,000,000   Petroleo Brasileiro SA.................................................................        636,167
                506,000   Sadia Concordia........................................................................        428,249
                 60,430   Souza Cruz SA..........................................................................        489,281
              5,000,000   Telecomunicacoes Brasileiras SA........................................................        573,161
                 21,000   Votorantim Celulose E Papel SA.........................................................        286,321
                                                                                                                    ------------
                                                                                                                      10,429,104
                                                                                                                    ------------
                          INDIA -- 9.2%
                331,500   Arvind Mills GDR**.....................................................................      1,572,967
                 38,755   Hindalco Industries GDR................................................................      1,254,500
                156,000   India Access Fund......................................................................      1,638,000
                281,000   Kesoram GDR**..........................................................................        295,050
                 51,966   Mahindra Mahindra GDR**................................................................        645,677
                 68,000   State Bank of India GDR**..............................................................      1,654,100
                  2,544   Tata Electric Companies**..............................................................        890,400
                 58,300   Tata Engineering & Locomotive Co.......................................................        713,009
                 51,000   Videsh Sanchar Nigam Ltd. GDR**........................................................      1,006,995
                 40,000   Wockhardt GDR**........................................................................        335,000
                                                                                                                    ------------
                                                                                                                      10,005,698
                                                                                                                    ------------

                       See Notes to Financial Statements.

                       =============== 49 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
              SHARES                                                                                                   VALUE
            -----------                                                                                             ------------
FOREIGN SECURITIES -- (CONTINUED)
                          SOUTH AFRICA -- 8.7%
                144,622   Avgold Ltd.**..........................................................................   $    232,306
                 23,000   De Beers Centenary AG..................................................................        827,896
                255,000   Deelkraal Gold Mining Co.**............................................................        203,655
                 97,000   Dimension Data Holdings Ltd.**.........................................................        327,334
                 86,100   East Rand Gold & Uranium Co. ..........................................................        136,559
                650,000   East Rand Proprietary Mines............................................................        248,593
                 13,900   Edgars Stores Ltd. ....................................................................        358,835
                 34,000   Evander Gold Mines.....................................................................        172,103
                 63,000   Free State Consolidated Gold Mines.....................................................        425,196
                140,000   Gencor Ltd. ...........................................................................        588,976
                 49,000   Harmony Gold Mining Co. ...............................................................        333,464
                192,000   Illovo Sugar...........................................................................        399,550
                420,000   Metro Cash & Carry.....................................................................        406,299
                 55,000   Nedcor Ltd. ...........................................................................      1,119,797
                190,000   New Clicks Holding Ltd. ...............................................................        217,997
                154,000   Polifin Ltd. ..........................................................................        277,165
                 20,000   Pretoria Portland Cement Co. Ltd. .....................................................        312,710
                 72,100   Randfontein Estates Gold Mining Co. Witwatersrand Ltd. ................................        264,393
                 40,000   Randgold & Exploration Company Ltd.**..................................................        251,968
                 62,000   Rembrandt Group Ltd. ..................................................................        652,778
                 55,000   Rustenburg Platinum Holdings...........................................................        887,795
                 30,000   Tiger Wheels Ltd.**....................................................................        105,286
                 26,300   Tongaat-Hulett Group Ltd. .............................................................        430,444
                 38,200   Trans-Natal Coal Corp. ................................................................        247,086
                                                                                                                    ------------
                                                                                                                       9,428,185
                                                                                                                    ------------
                          RUSSIA -- 7.3%
                 15,000   Gazprom ADR**..........................................................................        236,250
                 19,000   Lukoil Holdings Sponsored ADR..........................................................      1,092,500
                 30,000   Norilsk Nickel CSFB Certificates**.....................................................        172,500
                 30,000   Purneftegaz CSFB Certificates(+).......................................................        146,850
                     70   Rostelecom RDC**.......................................................................      2,730,000
                 17,000   Surgutneftegaz ADR.....................................................................        654,500
             10,000,000   Unified Energy Systems CSFB Cerificates**..............................................      2,600,000
                 20,000   Yuganskneftegaz CSFB Certificates**....................................................        282,000
                                                                                                                    ------------
                                                                                                                       7,914,600
                                                                                                                    ------------
                          TURKEY -- 6.2%
              2,215,000   Akansa Cimento.........................................................................        290,135
             16,916,193   Akbank T.A.S. .........................................................................      1,086,051
              1,700,000   Alcatel Teletas Telekomunikasyon Endustri ve Ticaret AS**..............................        197,586
              1,300,000   Ardem Pisirici.........................................................................        223,046

                       See Notes to Financial Statements.

                       =============== 50 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
              SHARES                                                                                                   VALUE
            -----------                                                                                             ------------

FOREIGN SECURITIES -- (CONTINUED)
                          TURKEY -- (CONTINUED)
              9,971,000   Bolu Cimento Sanay AG..................................................................   $    360,548
                342,000   Cukurova Elektrik......................................................................        441,664
                490,250   Good-Year..............................................................................        249,629
                810,000   Otosan Otomobil Sanayii................................................................        376,577
              1,127,000   Petrol Ofisi...........................................................................        245,343
              1,109,110   Petrol Ofisi Rights....................................................................        233,264
              1,800,000   T Sise Cam.............................................................................        195,926
              5,425,000   Tofas (Turk Otomobil Fab)..............................................................        260,220
                570,000   Tupras Turkiye Petrol**................................................................        239,760
                110,000   Usas Ucak Servisi AS...................................................................        247,583
              4,616,000   Turkiye IS Bankasi.....................................................................      1,498,811
             13,442,000   Yapi Kredi Bankasi.....................................................................        565,423
                                                                                                                    ------------
                                                                                                                       6,711,566
                                                                                                                    ------------
                          TAIWAN -- 5.4%
                 70,000   Accton Technology**....................................................................        595,000
                 46,000   Acer Inc. GDR..........................................................................        560,050
                 30,000   China Steel Corp. GDR..................................................................        690,000
                    100   Formosa Fund...........................................................................      1,198,900
                 20,690   Macronix International**...............................................................        400,880
                 84,000   ROC Taiwan Fund........................................................................      1,081,500
                 55,000   Taiwan Fund Inc. ......................................................................      1,381,875
                                                                                                                    ------------
                                                                                                                       5,908,205
                                                                                                                    ------------
                          CHINA -- 5.2%
                232,200   China International Marine Containers (Group)**........................................        368,714
                 20,625   China Yuchai International**...........................................................         61,875
                494,000   Chiwan Wharf Holdings 'B'..............................................................        365,429
                830,000   Founder Hong Kong LTD. ................................................................        530,402
                360,000   Guangdong Kelon Electric...............................................................        348,567
                672,000   Inner Mongolia Erdos Cashmere Products.................................................        637,056
                900,000   Luoyang Glass Co.**....................................................................        168,474
                630,000   Qingling Motors........................................................................        345,662
                255,000   Shanghai Dazhong Taxi Shareholding**...................................................        436,050
                760,000   Shanghai Diesel Engine.................................................................        370,880
                569,000   Shanghai New Asia (Group) Co.**........................................................        333,434
              1,250,000   Shanghai Petrochemical Co. ............................................................        309,837
                712,000   Shanghai Refrigerator Compressor Co.**.................................................        504,096
                603,600   Shanghai Shanglin Electric Appliance Co.**.............................................        193,152
                 72,500   Shanghai Yaohua Pilkington Glass Co.**.................................................         36,395
                353,000   Weifu Fuel Injection**.................................................................        234,070
                230,000   Wuxi Little Swan.......................................................................        386,008
                                                                                                                    ------------
                                                                                                                       5,630,101
                                                                                                                    ------------

                       See Notes to Financial Statements.

                       =============== 51 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
              SHARES                                                                                                   VALUE
            -----------                                                                                             ------------
FOREIGN SECURITIES -- (CONTINUED)
                          SOUTH KOREA -- 4.8%
                  8,911   Asia Paper.............................................................................   $    250,308
                 10,000   Daiyang Metal**........................................................................        275,280
                  4,400   Dongah Tire Industry**.................................................................        301,573
                 11,400   Hyundai Motor Co. .....................................................................        301,011
                  2,660   Ilshin Spinning Co.**..................................................................        241,492
                  6,500   Keumkang Ltd. .........................................................................        289,213
                 16,000   Kia Motors Corp.**.....................................................................        302,022
                 19,100   Kookmin Bank GDR.......................................................................        348,575
                 10,288   Korea Export Packaging Industry........................................................        235,814
                  2,472   Korea Green Cross......................................................................        213,036
                    290   Korea Mobile Telecommunications Corp. .................................................        148,584
                 15,900   Korea Mobile Telecommunications Corp. GDR..............................................        150,255
                 29,400   Kum Kyung Co. .........................................................................        350,157
                 20,700   Kyungnam Bank..........................................................................        179,322
                 14,500   LG Construction Ltd. ..................................................................        215,056
                  7,600   Rocket Electric Co. ...................................................................        224,584
                  5,650   Samsung Display Devices**..............................................................        264,089
                  8,900   Ssangyong Cement Co. ..................................................................         95,000
                 14,000   Ssangyong Oil Refining Co. ............................................................        281,573
                 12,683   Tai Lim Packaging......................................................................        290,711
                  8,000   Yoosung Enterprise Co. ................................................................        269,670
                                                                                                                    ------------
                                                                                                                       5,227,325
                                                                                                                    ------------
                          INDONESIA -- 4.6%
                580,000   Apac Centertex Corporation**...........................................................        179,086
                 91,000   Astra International**..................................................................        333,429
                123,000   Bank Bali**............................................................................        296,233
              1,291,579   Bank International Indonesia...........................................................        930,532
                148,585   Bank International Indonesia, Warrants**...............................................         47,407
                730,000   Bank Negara Indonesia..................................................................        405,722
                280,000   Barito Pacific Timber**................................................................        265,129
                350,000   Citra Marga Nusaphala**................................................................        306,195
                 64,000   Hanjaya Mandala Sampoerna**............................................................        257,554
                  6,750   Indosat ADR............................................................................        185,625
                110,000   Kawasan Industri Jababeka..............................................................        133,594
                405,000   Lippo Bank**...........................................................................        387,659
                330,000   Lippo Life Insurance...................................................................        400,782
                165,000   Ramayana Lestari Sentosa**.............................................................        400,782
                276,000   Sierad Produce**.......................................................................         88,060
                 87,500   Surabaya Agung Industri Pulp & Kertas
                            Warrants Expiring 3/13/2001**........................................................          7,031
                286,000   Telekomunikasi Indonesia...............................................................        415,047
                                                                                                                    ------------
                                                                                                                       5,039,867
                                                                                                                    ------------

                       See Notes to Financial Statements.

                       =============== 52 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
              SHARES                                                                                                   VALUE
            -----------                                                                                             ------------
FOREIGN SECURITIES -- (CONTINUED)
                          MEXICO -- 4.6%
                324,000   Controladora Comercial SA De Cv........................................................   $    247,160
                293,000   Embotelladores Del Valle...............................................................        195,480
                109,700   Anahuacfomento Economico Mexicano......................................................        516,462
                 63,000   Grupo Financiero Banamex B**...........................................................        134,501
                 68,500   Grupo Financiero Banamex L**...........................................................        136,241
              1,100,000   Grupo Herdez SA Series A...............................................................        434,793
                309,555   Grupo Herdez SA Series B...............................................................        128,591
                 30,100   Grupo Minsa, SA de CV**................................................................        375,046
                 94,000   Nacional De Drogas SA de CV............................................................        327,769
                 44,000   Tablex SA de CV........................................................................        153,150
                 48,800   Telefonos de Mexico, ADR...............................................................      2,013,000
                 19,360   Tubos de Acero de Mexico, SA ADR.......................................................        317,020
                                                                                                                    ------------
                                                                                                                       4,979,213
                                                                                                                    ------------
                          GREECE -- 4.1%
                 12,253   Alpha Credit Bank......................................................................        870,685
                  9,803   Alpha Credit Bank Rights**.............................................................         72,167
                  5,700   Aluminum Co. of Greece**...............................................................        325,335
                 35,000   Bank of Piraeus........................................................................        762,169
                 17,900   Epilektos Textile......................................................................         35,595
                 11,000   Fourlis**..............................................................................        115,570
                 13,400   Hellas Can SA**........................................................................        213,858
                 25,590   Hellenic Telecommunications Organization SA............................................        580,977
                 15,480   Heracles General Cement................................................................        248,742
                  6,300   Intracom SA**..........................................................................        271,518
                  4,810   Intracom SA, pfd.**....................................................................        142,339
                  7,850   National Investment Bank for Industrial Development SA**...............................        367,001
                  5,700   Titan Cement Co.**.....................................................................        456,920
                  1,830   Xiosbank SA**..........................................................................         17,636
                                                                                                                    ------------
                                                                                                                       4,480,512
                                                                                                                    ------------
                          MALAYSIA -- 4.0%
                 55,000   Arab Malasian Merchant.................................................................        365,936
                 46,000   Boustead Holdings Berhad...............................................................        100,796
                 73,000   Commerce Asset-Holdings Berhad.........................................................        436,254
                155,000   Kuala Lumpur Kepg MYR 1................................................................        401,394
                271,000   Lion Land Berhad**.....................................................................        267,760
                 93,000   Malaysian Assurance Alliance Berhad....................................................        500,199
                 80,000   Malaysian Pacific Industries...........................................................        318,725
                 40,000   O'Connor's Engineering.................................................................        125,896
                103,000   Perusahaan Otomobil NAS................................................................        615,537
                 67,000   Road Builder (M) Holding Berhad........................................................        325,657

                       See Notes to Financial Statements.

                       =============== 53 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
              SHARES                                                                                                   VALUE
            -----------                                                                                             ------------
FOREIGN SECURITIES -- (CONTINUED)
                          MALAYSIA -- (CONTINUED)
                 63,000   Star Publications......................................................................   $    256,015
                149,000   TA Enterprise Berhad**.................................................................        173,932
                 33,000   United Engineers Malaysia..............................................................        234,023
                 72,600   YTL Corp...............................................................................        295,035
                                                                                                                    ------------
                                                                                                                       4,417,159
                                                                                                                    ------------
                          CZECH REPUBLIC -- 3.6%
                 23,000   Ceska Sporitelna.......................................................................        235,664
                 17,315   CEZ**..................................................................................        539,519
                 12,850   Chemopetrol............................................................................        568,194
                  1,500   Cokoladovny Praha AS**.................................................................        184,239
                  2,440   Deza AS................................................................................        167,593
                    875   Galena**...............................................................................         45,874
                  2,050   Jihoceske Mlerkarny AS**...............................................................         24,715
                  9,960   Kaucuk.................................................................................        468,414
                  5,450   Komercni Banka.........................................................................        385,083
                    680   Leciva**(+)............................................................................         53,981
                    663   Milo Olomouc**.........................................................................         21,301
                  1,240   Rakovnick Keramicke Zavody**(+)........................................................         59,318
                 10,900   Skoda Koncern Plzen**..................................................................        348,442
                  5,000   SPT Telecom**..........................................................................        528,476
                    970   Tabak AS...............................................................................        251,801
                                                                                                                    ------------
                                                                                                                       3,882,614
                                                                                                                    ------------
                          PHILIPPINES -- 2.9%
              2,155,000   Cosmos Bottling Co.**..................................................................        678,804
                 11,900   Equitable Banking Corp. ...............................................................         46,516
                490,000   Hi Cement Corporation**................................................................        163,643
                 85,000   Manila Electric Co. ...................................................................        529,032
                 21,163   Metropolitan Bank & Trust..............................................................        433,700
                590,000   PCI Leasing & Finance**................................................................        147,783
                 33,000   Philippine National Bank...............................................................        216,660
              1,437,500   Republic Glass Holding.................................................................        188,211
                810,000   RFM Corporation........................................................................        193,662
              2,100,000   SM Prime Holdings Inc. ................................................................        549,905
                                                                                                                    ------------
                                                                                                                       3,147,916
                                                                                                                    ------------
                          ARGENTINA -- 2.8%
                 25,000   Bansud SA**............................................................................        346,301
                102,860   Central Puerto SA......................................................................        333,316
                315,000   Dalmine Siderca SA**...................................................................        666,324
                222,263   Ledesma ARP 1..........................................................................        240,080
                 38,218   Massalin Particulares..................................................................        223,608

                       See Notes to Financial Statements.

                       =============== 54 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
              SHARES                                                                                                   VALUE
            -----------                                                                                             ------------
FOREIGN SECURITIES -- (CONTINUED)
                          ARGENTINA -- (CONTINUED)
                 99,166   Molinos Rio de la Plata................................................................   $    366,969
                101,000   Nobleza Piccardo SA....................................................................        520,228
                168,500   Sevel SA**.............................................................................        362,332
                                                                                                                    ------------
                                                                                                                       3,059,158
                                                                                                                    ------------
                          EGYPT -- 2.5%
                 10,000   Commercial International Bank**........................................................        230,155
                 15,000   Commercial International Bank GDR......................................................        337,500
                  5,350   Eastern Tobacco........................................................................        135,744
                  7,731   Egyptian International Pharmaceuticals.................................................        488,112
                 10,000   Financial & Industrial**...............................................................        652,760
                 17,300   Starch Glucose**.......................................................................        214,371
                 25,300   Uni Arab Spinning & Weaving............................................................        244,457
                 17,500   Upper Egypt Flour Mills................................................................        433,753
                                                                                                                    ------------
                                                                                                                       2,736,852
                                                                                                                    ------------
                          ISRAEL -- 2.1%
                 13,000   Blue Square-Israel Ltd. ADR**..........................................................        237,250
                  5,000   Comverse Technology, Inc.**............................................................        196,250
                  7,000   Gilat Satellite Networks**.............................................................        220,500
                 39,200   Lanoptics..............................................................................        215,600
                 39,500   Magic Software Enterprises.............................................................        251,812
                 28,000   New Dimension Software.................................................................        322,000
                 19,000   Orbotech Ltd.**........................................................................        382,375
                  9,000   Teva Pharmaceutical Industries Ltd. ...................................................        447,750
                                                                                                                    ------------
                                                                                                                       2,273,537
                                                                                                                    ------------
                          THAILAND -- 1.9%
                 47,000   Advanced Information Service...........................................................        319,391
                 70,000   Bangkok Bank...........................................................................        460,949
                149,000   Electricity Generating.................................................................        353,675
                 22,300   Grammy Entertainment PLC...............................................................        293,690
                 50,000   Hana Microelectronics Co. .............................................................        260,336
                 20,000   KR Precision Public Co. ...............................................................        133,231
                300,000   Sahaviriya Steel Industries............................................................         93,032
                 13,000   Thai Engine Manufacturing**............................................................         91,577
                 80,300   Thai-German Ceramic Industry Co. ......................................................         59,183
                                                                                                                    ------------
                                                                                                                       2,065,064
                                                                                                                    ------------
                          PAKISTAN -- 1.8%
                150,000   Fauji Fertilizer.......................................................................        312,501
                344,100   Indus Motors...........................................................................        130,536
                504,000   Karachi Electric Supply**..............................................................        197,463
                  2,040   Maple Leaf Cement**....................................................................            507

                       See Notes to Financial Statements.

                       =============== 55 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
              SHARES                                                                                                   VALUE
            -----------                                                                                             ------------
FOREIGN SECURITIES -- (CONTINUED)
                          PAKISTAN -- (CONTINUED)
                 69,500   Nishat Textile Mills**.................................................................   $     40,196
                 71,500   Pak State Oil..........................................................................        538,920
                425,000   Pakistan Telecom, A**..................................................................        262,190
                690,000   Sui Northern Gas Pipeline**............................................................        506,348
                                                                                                                    ------------
                                                                                                                       1,988,661
                                                                                                                    ------------
                          HUNGARY -- 1.7%
                 17,850   Borsodchem Rt. GDR**...................................................................        647,062
                  7,000   Danubius Hotel & Spa**.................................................................        222,404
                 38,700   Fotex**................................................................................         29,679
                    800   Gedeon Richter GDR**...................................................................         60,400
                 20,000   Magyar Olaj-Es Gazipare Reszventytar**.................................................        365,379
                 11,500   Mol Magyar Olaj GDR**..................................................................        205,850
                  8,800   OTP Bank**.............................................................................        208,490
                  7,700   Tisza Vegyi Kombinat GDR**.............................................................        125,513
                                                                                                                    ------------
                                                                                                                       1,864,777
                                                                                                                    ------------
                          PORTUGAL -- 1.5%
                 27,330   Banco Espir Santo E Com De Lisboa......................................................        538,580
                 10,150   Comp. De Cellulose Do Caima............................................................        210,241
                  8,150   Portugal Telecom SA....................................................................        300,349
                 32,850   Sonae Industria SGPS SA................................................................        274,065
                 15,000   Tranquil Idade.........................................................................        319,161
                                                                                                                    ------------
                                                                                                                       1,642,396
                                                                                                                    ------------
                          VENEZUELA -- 1.3%
                234,666   Ceramicas Carabobo C.A.(+).............................................................        164,266
                 33,130   Cia Anonima Nacional de Telefonos ADR..................................................        993,900
                 23,000   Venezolana De Prerreducidos Caroni.....................................................         93,495
                108,000   Venezuela Pulpa Y Papel**..............................................................        194,400
                                                                                                                    ------------
                                                                                                                       1,446,061
                                                                                                                    ------------
                          ZIMBABWE -- 1.0%
                179,000   Bindura Nickel.........................................................................        126,613
                198,500   Meikles Africa**(+)....................................................................        461,512
                595,000   Trans Zambezi Industries...............................................................        505,751
                                                                                                                    ------------
                                                                                                                       1,093,876
                                                                                                                    ------------
                          SLOVAKIA -- 1.0%
                  2,000   Chirana Prema**........................................................................         33,203
                  4,040   Nafta AS**.............................................................................        177,610
                  7,300   SKB Bank GDR**.........................................................................        242,725
                    350   Slovakfarma**..........................................................................         43,813
                  5,700   Slovnaft**.............................................................................        172,438

                       See Notes to Financial Statements.

                       =============== 56 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
              SHARES                                                                                                   VALUE
            -----------                                                                                             ------------
FOREIGN SECURITIES -- (CONTINUED)
                          SLOVAKIA -- (CONTINUED)
                 19,000   VSZ AS**...............................................................................   $    419,065
                                                                                                                    ------------
                                                                                                                       1,088,854
                                                                                                                    ------------
                          PERU -- 0.5%
                 31,000   Southern Peru Copper Corp. ............................................................        546,375
                                                                                                                    ------------
                          LEBANON -- 0.4%
                 22,000   Banque Audi Sal........................................................................        495,000
                                                                                                                    ------------
                          UNITED STATES -- 0.4%
                 15,000   Bio-Technology General**...............................................................        215,625
                 15,200   Solidere GDR**.........................................................................        247,000
                                                                                                                    ------------
                                                                                                                         462,625
                                                                                                                    ------------
                          SRI LANKA -- 0.4%
                 57,142   John Keells Holdings Ltd.**............................................................        219,293
                300,000   Lanka Lubricant(+).....................................................................        204,142
                                                                                                                    ------------
                                                                                                                         423,435
                                                                                                                    ------------
                          POLAND -- 0.4%
                 27,100   Elektrim SA**..........................................................................        243,402
                    952   Mostostal Export**.....................................................................          3,944
                  3,250   Relpol SA**............................................................................        125,395
                  3,900   Stalexport SA**........................................................................         46,005
                                                                                                                    ------------
                                                                                                                         418,746
                                                                                                                    ------------
                          MOROCCO -- 0.2%
                  4,125   Sonasid**..............................................................................        251,222
                                                                                                                    ------------
                          BANGLADESH -- 0.2%
                 17,600   Beximco Pharmaceutical.................................................................         43,161
                  3,400   Chittagong Cement(+)...................................................................         92,076
                  1,500   Chittagong Cement Rights**.............................................................             --
                  4,800   Prime Textile Spinning Mills**.........................................................         20,142
                                                                                                                    ------------
                                                                                                                         155,379
                                                                                                                    ------------

                       See Notes to Financial Statements.

                       =============== 57 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                                       MARKET
                                                                                                                       VALUE
                                                                                                                    ------------
TOTAL INVESTMENTS (COST $97,666,154*)..................................................................    100.3%   $109,214,083

LIABILITIES IN EXCESS OF OTHER ASSETS..................................................................    (0.3)%       (333,330)
                                                                                                          ----------------------

NET ASSETS.............................................................................................    100.0%   $108,880,753
                                                                                                          ======================

NET ASSET VALUE ($108,880,753 DIVIDED BY 9,671,278 SHARES OUTSTANDING).................................                   $11.26
                                                                                                                    ============

---------------
 * Aggregate cost for Federal tax purposes.

** Non-income producing security.

 + Illiquid security.

ABBREVIATIONS:

ADR  -- American Depositary Receipt
ADS  -- American Depositary Share
CSFB  -- Credit Suisse Financial Brokers
GDR  -- Global Depositary Receipt
GDS  -- Global Depositary Share
RDC  -- Russian Depository Certificate

                       See Notes to Financial Statements.

                       =============== 58 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           EMERGING MARKETS PORTFOLIO
                             SECTOR DIVERSIFICATION
                                 APRIL 30, 1997
                                  (UNAUDITED)

At April 30, 1997, sector diversification of the Portfolio was as follows:

                                                                                                PERCENT OF          MARKET
                                                                                                NET ASSETS          VALUE
                                                                                                ----------       ------------
INDUSTRIES:
    Banking...............................................................................          18.0%        $ 19,634,309
    Telecommunications....................................................................          11.1           12,112,988
    Energy................................................................................           7.4            8,014,291
    Utilities -- Electrical & Gas.........................................................           7.3            7,986,121
    Financial Services....................................................................           5.7            6,225,513
    Automobiles...........................................................................           5.0            5,479,014
    Misc. Materials & Commodities.........................................................           4.1            4,436,734
    Textiles..............................................................................           3.6            3,887,424
    Electronics...........................................................................           3.5            3,788,830
    Metals................................................................................           2.9            3,183,181
    Other.................................................................................           2.7            2,957,823
    Mining................................................................................           2.7            2,943,738
    Building Materials & Components.......................................................           2.6            2,873,313
    Beverages & Tobacco...................................................................           2.6            2,845,144
    Food & Household Products.............................................................           2.6            2,803,782
    Health & Personal Care................................................................           2.6            2,801,996
    Chemicals.............................................................................           2.5            2,690,210
    Machinery & Engineering...............................................................           2.1            2,324,004
    Information Systems & Technology......................................................           2.0            2,211,325
    Leisure & Tourism.....................................................................           1.9            2,056,391
    Appliances & Household Durables.......................................................           1.6            1,704,269
    Retail................................................................................           1.1            1,169,044
    Broadcasting & Publishing.............................................................           0.9              957,771
    Real Estate...........................................................................           0.8              887,347
    Transportation........................................................................           0.8              873,824
    Construction & Housing................................................................           0.8              872,700
    Insurance.............................................................................           0.6              647,904
    Wholesale & International Trade.......................................................           0.5              521,140
    Industrial Components.................................................................           0.3              323,953
                                                                                                --------         ------------
TOTAL FOREIGN SECURITIES..................................................................         100.3%        $109,214,083
                                                                                                ========         ============
TOTAL INVESTMENTS.........................................................................         100.3%        $109,214,083
                                                                                                ========         ============

                       See Notes to Financial Statements.

                       =============== 59 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Glenmede Fund, Inc. (the "Fund") consists of nine portfolios: Government Cash Portfolio, Tax-Exempt Cash Portfolio, Intermediate Government Portfolio, International Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Institutional International Portfolio, Large Cap Value Portfolio and Emerging Markets Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commision under the Investment Company Act of 1940 as an open-end management Investment company.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

  PORTFOLIO VALUATION: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

  Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

  Bonds and other fixed-income securities are valued according to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service when the Advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

  The value of other assets and securities for which no market quotations are readily available (including restricted securities) is determined in good faith at fair value by the Board of Directors.

  REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

  FORWARD FOREIGN EXCHANGE CONTRACTS: The International, Institutional International and Emerging Markets Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                       =============== 60 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

  The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

  FOREIGN CURRENCY: The books and records of each Portfolio are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

  REVERSE REPURCHASE AGREEMENTS: The Intermediate Government Portfolio, the Government Cash Portfolio and the Emerging Markets Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement involves a sale by the Portfolio of securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. If entering into reverse repurchase agreements, the Portfolio will establish a segregated account with its custodian in which the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Intermediate Government Portfolio, the Government Cash Portfolio and the Emerging Markets Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 10% of the value of its total assets to be subject to such agreements.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate.

  Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and paid monthly. Dividends from net investment income, if any, of the International, Equity, Small Capitalization Equity, Institutional International, Large Cap Value and Emerging Markets Portfolios are declared and paid quarterly. Dividends from net investment income, if any, of the Intermediate Government Portfolio are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

  ORGANIZATION COSTS: Organization costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

                       =============== 61 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

  FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY TRANSACTIONS

  For the Institutional International Portfolio, the Portfolio pays The Glenmede Trust Company (the "Advisor") for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets. For the Emerging Markets Portfolio, the Portfolio pays Pictet International Management Limited (the "Subadvisor") for its investment advisory services a monthly fee at the annual rate of 0.50% of the value of its average daily net assets. In addition, the Emerging Markets Portfolio also pays the Advisor for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets. The Advisor does not receive a fee from any remaining Portfolios for its investment advisory services. However, as of January 1, 1995, each Portfolio (except the Institutional International and Emerging Markets Portfolios) pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

  For the Institutional International Portfolio, the Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the period ended April 30, 1997.

  Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee computed daily and payable monthly at the annual rate of 0.12% of the first $100 million of the combined aggregate average daily net assets of the Fund and the Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"), 0.08% of the next $150 million of the combined aggregate average daily net assets of the Companies, 0.04% of the next $500 million of the combined aggregate average daily net assets of the Companies and 0.03% of the combined aggregate average daily net assets of the Companies in excess of $750 million. This fee is allocated to each fund based on its relative net assets.

  The Fund pays each Board member, other than Mr. Church, an annual fee of $8,000 plus $1,250 for each Board meeting attended and each Valuation Committee meeting attended and not held in conjunction with a board meeting and out-of-pocket expenses incurred in attending Board meetings.

  Expenses for the period ended April 30, 1997 include legal fees paid to Drinker Biddle and Reath LLP. A partner of the firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

  For the period ended April 30, 1997, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

PORTFOLIO                                                                                       PURCHASES            SALES
---------                                                                                      ------------       -----------
Equity Portfolio.........................................................................      $ 11,051,303       $ 3,624,579
Small Capitalization Equity Portfolio....................................................        92,880,267        85,152,331
Large Cap Value Portfolio................................................................        42,138,042        40,129,942
International Portfolio..................................................................       242,549,154        25,666,054
Institutional International Portfolio....................................................        14,749,829         1,956,593
Emerging Markets Portfolio...............................................................        44,940,552        35,703,945

  For the period ended April 30, 1997 cost of purchases and proceeds from sales of long-term U.S. Government securities were:

PORTFOLIO                                                                                       PURCHASES            SALES
---------                                                                                      ------------       -----------
Intermediate Government Portfolio........................................................      $337,468,899       $326,966,356

                       =============== 62 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

  At April 30, 1997 aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                                                                      APPRECIATION       DEPRECIATION
---------                                                                                      ------------       ------------
Intermediate Government Portfolio........................................................      $  1,756,309       $  3,320,663
Equity Portfolio.........................................................................        32,896,684          1,145,899
Small Capitalization Equity Portfolio....................................................        60,343,288          8,526,155
Large Cap Value Portfolio................................................................         6,630,677            818,137
International Portfolio..................................................................       145,130,087         27,987,298
Institutional International Portfolio....................................................        12,174,242          2,354,405
Emerging Markets Portfolio...............................................................        21,791,487         10,243,558

4. COMMON STOCK

  The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares as reinvestments of dividends and redeemed shares only at a constant net value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                                                                   PERIOD ENDED 4/30/97    YEAR ENDED 10/31/96
                                                                                   --------------------    -------------------
GOVERNMENT CASH PORTFOLIO:
    Sold........................................................................     $  1,996,797,694        $ 3,113,471,425
    Issued as reinvestment of dividends.........................................                4,695                  9,257
    Redeemed....................................................................       (1,967,709,830)        (3,069,692,151)
                                                                                     ----------------        ---------------
    Net increase................................................................     $     29,092,559        $    44,788,531
                                                                                     ================        ===============
TAX-EXEMPT CASH PORTFOLIO:
    Sold........................................................................     $    628,054,095        $   992,259,979
    Issued as reinvestment of dividends.........................................                2,133                  4,576
    Redeemed....................................................................         (580,595,181)          (993,073,443)
                                                                                     ----------------        ---------------
    Net increase/(decrease).....................................................     $     47,461,047        $      (808,888)
                                                                                     ================        ===============

                       =============== 63 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

                                                                           PERIOD ENDED                   YEAR ENDED
                                                                             4/30/97                       10/31/96
                                                                    --------------------------    --------------------------
                                                                      SHARES         AMOUNT         SHARES         AMOUNT
                                                                    ----------    ------------    ----------    ------------
INTERMEDIATE GOVERNMENT PORTFOLIO:
    Sold.........................................................    2,519,385    $ 25,853,961     1,282,964    $ 13,259,787
    Issued as reinvestment of dividends..........................        3,080          31,371         6,066          61,966
    Redeemed.....................................................   (2,348,830)    (23,897,193)   (9,172,298)    (94,586,581)
                                                                    ----------    ------------    ----------    ------------
    Net increase/(decrease)......................................      173,635    $  1,988,139    (7,883,268)   $(81,264,828)
                                                                    ==========    ============    ==========    ============
EQUITY PORTFOLIO:
    Sold.........................................................      574,040    $ 10,593,031     1,111,114    $ 17,969,935
    Issued as reinvestment of dividends..........................          185           3,287       499,778       8,315,878
    Redeemed.....................................................     (197,379)     (3,557,632)   (1,465,388)    (23,749,355)
                                                                    ----------    ------------    ----------    ------------
    Net increase.................................................      376,846    $  7,038,686       145,504    $  2,536,458
                                                                    ==========    ============    ==========    ============
SMALL CAPITALIZATION EQUITY PORTFOLIO:
    Sold.........................................................    1,066,616    $ 19,194,865     6,818,126    $108,124,038
    Issued as reinvestment of dividends..........................        4,253          75,165     1,404,372      22,598,004
    Redeemed.....................................................     (640,237)    (11,256,951)     (507,134)     (8,223,676)
                                                                    ----------    ------------    ----------    ------------
    Net increase.................................................      430,632    $  8,013,079     7,715,364    $122,498,366
                                                                    ==========    ============    ==========    ============
LARGE CAP VALUE PORTFOLIO:
    Sold.........................................................      987,252    $ 12,747,358     2,782,747    $ 30,928,807
    Issued as reinvestment of dividends..........................        9,349         118,343        62,080         717,367
    Redeemed.....................................................     (558,126)     (7,177,956)      (99,140)     (1,107,723)
                                                                    ----------    ------------    ----------    ------------
    Net increase.................................................      438,475    $  5,687,745     2,745,687    $ 30,538,451
                                                                    ==========    ============    ==========    ============
INTERNATIONAL PORTFOLIO:
    Sold.........................................................   16,690,866    $243,103,924    19,987,270    $270,728,669
    Issued as reinvestment of dividends..........................       50,515         739,590       340,814       4,711,978
    Redeemed.....................................................     (558,197)     (8,194,551)     (980,648)    (13,498,108)
                                                                    ----------    ------------    ----------    ------------
    Net increase.................................................   16,183,184    $235,648,963    19,347,436    $261,942,539
                                                                    ==========    ============    ==========    ============
INSTITUTIONAL INTERNATIONAL PORTFOLIO:
    Sold.........................................................    1,415,989    $ 20,471,822       763,908    $ 10,331,280
    Issued as reinvestment of dividends..........................        8,187         117,533        69,500         952,085
    Redeemed.....................................................     (626,115)     (8,990,026)     (143,815)     (1,950,423)
                                                                    ----------    ------------    ----------    ------------
    Net increase.................................................      798,061    $ 11,599,329       689,593    $  9,332,942
                                                                    ==========    ============    ==========    ============
EMERGING MARKETS PORTFOLIO:
    Sold.........................................................      781,909    $  8,786,689     6,375,538    $ 63,260,731
    Issued as reinvestment of dividends..........................           --              --        28,632         272,340
    Redeemed.....................................................     (184,081)     (2,019,095)     (135,587)     (1,241,809)
                                                                    ----------    ------------    ----------    ------------
    Net increase.................................................      597,828    $  6,767,594     6,268,583    $ 62,291,262
                                                                    ==========    ============    ==========    ============

5. LENDING OF PORTFOLIO SECURITIES

  The Government Cash, Tax-Exempt Cash, Intermediate Government, Equity, Large Cap Value, Small Capitalization Equity, International, Institutional International and Emerging Markets Portfolios have the ability to lend their securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities.

                       =============== 64 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

  The Portfolios generated additional income by lending its securities to approved brokers. At April 30, 1997 the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                                                                          PERIOD ENDED 4/30/97
                                                                         -------------------------------------------------------
                                                                          MARKET VALUE OF        MARKET VALUE OF       % OF FUND
PORTFOLIO                                                                LOANED SECURITIES         COLLATERAL           ON LOAN
---------                                                                -----------------       ---------------       ---------
Intermediate Government Portfolio..................................        $  18,170,795          $  18,335,781           7.08%
Institutional International Portfolio..............................            7,111,411              7,547,856           9.63%
International Portfolio............................................          176,860,082            187,592,232          19.08%
Small Capitalization Equity Portfolio..............................           16,116,636             16,466,243           4.58%
Large Cap Value Portfolio..........................................            1,103,088              1,109,800           1.75%
Equity Portfolio...................................................              656,000                672,000           0.59%

6. CAPITAL LOSS CARRYFORWARD

  At April 30, 1997, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                                                                      EXPIRING    EXPIRING     EXPIRING      EXPIRING    EXPIRING
PORTFOLIO                                                             IN 1999     IN 2001       IN 2002      IN 2003     IN 2004
---------                                                             --------    --------    -----------    --------    --------
Government Cash Portfolio..........................................         --    $    127    $     1,000    $ 26,819        --
Tax-Exempt Cash Portfolio..........................................   $ 18,922      19,079          8,905      27,815      $ 13
Intermediate Government Portfolio..................................         --          --     11,697,302          --        --
Emerging Markets Portfolio.........................................         --          --             --      19,308        --

7. FOREIGN SECURITIES

  The International, Equity, Small Capitalization Equity, Institutional International and Emerging Markets Portfolios may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

8. SHAREHOLDER VOTE

  On December 19, 1996, a shareholder vote was conducted for several Portfolios. New ex-dividend, record and reinvestment dates for dividends were adopted because of this vote. The vote was made by consent of the sole shareholder of the Model Equity Portfolio (which has since been renamed the Large Cap Value Portfolio), and unanimous consent of the shareholders of the International Portfolio, Intermediate Government Portfolio, Small Cap Equity Portfolio and Emerging Markets Portfolio.

                       =============== 65 ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

9. NET ASSETS

  At April 30, 1997, net assets consisted of:

                                                                 GOVERNMENT       TAX-EXEMPT     INTERMEDIATE
                                                                    CASH             CASH         GOVERNMENT         EQUITY
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               --------------    ------------    -------------    -------------
Par Value...................................................    $     481,444    $    272,535    $      25,389    $       5,987
Paid in Capital in excess of par value......................      480,962,195     272,262,348      268,988,468       78,137,766
Undistributed net investment income.........................           71,402              --        1,481,141          119,507
Accumulated net realized gain/(loss) on investments sold,
  and foreign currency transactions.........................          (33,279)        (74,734)     (12,208,127)       1,808,223
Net unrealized appreciation/(depreciation) of investments
  and foreign currency transactions.........................               --              --       (1,564,356)      31,750,785
                                                                -------------    ------------    -------------    -------------
    Total Net Assets........................................    $ 481,481,762    $272,460,149    $ 256,722,515    $ 111,822,268
                                                                =============    ============    =============    =============


                                                                   SMALL
                                                               CAPITALIZATION     LARGE CAP                       INSTITUTIONAL
                                                                   EQUITY           VALUE        INTERNATIONAL    INTERNATIONAL
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               --------------    ------------    -------------    -------------
Par Value...................................................    $      19,563    $      4,729    $      62,565    $       5,071
Paid in Capital in excess of par value......................      279,736,612      51,828,378      806,511,061       63,798,058
Undistributed net investment income.........................          526,956          95,056       (1,599,567)        (237,914)
Accumulated net realized gain/(loss) on investments sold,
  and foreign currency transactions.........................       20,283,119       5,575,438        7,661,963          452,635
Net unrealized appreciation/(depreciation) of investments
  and foreign currency transactions.........................       51,817,133       5,812,540      117,055,484        9,812,061
                                                                -------------    ------------    -------------    -------------
    Total Net Assets........................................    $ 352,383,383    $ 63,316,141    $ 929,691,506    $  73,829,911
                                                                =============    ============    =============    =============

                                                                  EMERGING
                                                                  MARKETS
                                                                 PORTFOLIO
                                                               --------------
Par Value...................................................    $       9,671
Paid in Capital in excess of par value......................       97,651,367
Undistributed net investment income.........................          116,740
Accumulated net realized gain/(loss) on investments sold,
  and foreign currency transactions.........................         (435,937)
Net unrealized appreciation/(depreciation) of investments
  and foreign currency transactions.........................       11,538,912
                                                                -------------
    Total Net Assets........................................    $ 108,880,753
                                                                =============

                       =============== 66 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                     MUNI           NEW JERSEY
                                                                                                 INTERMEDIATE          MUNI
                                                                                                  PORTFOLIO         PORTFOLIO
                                                                                                 ------------       ----------
Investment Income:
    Interest...............................................................................       $  508,501         $208,652
                                                                                                  ----------         --------
Expenses:
    Administration fee.....................................................................            3,593            1,686
    Shareholder servicing fee..............................................................            4,626            2,172
    Custodian fee..........................................................................            1,812              315
    Legal and audit fees...................................................................            8,322            1,990
    Directors' fees and expenses...........................................................            1,106              648
    Pricing fees...........................................................................            4,512            1,400
    Registration and filing fees...........................................................            3,673              648
    Printing and postage...................................................................            5,377            1,500
    Other expenses.........................................................................            1,671              267
                                                                                                  ----------         --------
         Total expenses....................................................................           34,692           10,626
                                                                                                  ----------         --------
Net investment income......................................................................          473,809          198,026
                                                                                                  ----------         --------
Realized and unrealized gain/(loss) on investments:
    Net realized gain/(loss) on investments during the period..............................          (37,923)          (1,738)
    Net unrealized appreciation/(depreciation) on investments
       during the period...................................................................          (85,056)         (79,181)
                                                                                                  ----------         --------
Net realized and unrealized gain/(loss) on investments.....................................         (122,979)         (80,919)
                                                                                                  ----------         --------
Net increase/(decrease) in net assets resulting from operations............................       $  350,830         $117,107
                                                                                                  ==========         ========

                       See Notes to Financial Statements.

                       =============== 67 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                  (UNAUDITED)

                                                                                                    MUNI           NEW JERSEY
                                                                                                INTERMEDIATE          MUNI
                                                                                                 PORTFOLIO          PORTFOLIO
                                                                                                ------------       -----------
Net investment income.....................................................................      $    473,809       $   198,026
Net realized gain/(loss) on investments...................................................           (37,923)           (1,738)
Net unrealized appreciation/(depreciation) on investments.................................           (85,056)          (79,181)
                                                                                                ------------       -----------
Net increase/(decrease) in net assets resulting from operations...........................           350,830           117,107
Distributions to shareholders:
  From net investment income..............................................................          (476,038)         (190,481)
Net increase/(decrease) in net assets from capital share transactions.....................           846,480         2,952,898
                                                                                                ------------       -----------
Net increase/(decrease) in net assets.....................................................           721,272         2,879,524
NET ASSETS:
Beginning of period.......................................................................        18,471,060         7,545,140
                                                                                                ------------       -----------
End of period.............................................................................      $ 19,192,332       $10,424,664
                                                                                                ============       ===========

================================================================================

                      FOR THE YEAR ENDED OCTOBER 31, 1996

                                                                                                    MUNI           NEW JERSEY
                                                                                                INTERMEDIATE          MUNI
                                                                                                 PORTFOLIO          PORTFOLIO
                                                                                                ------------       -----------
Net investment income.....................................................................      $    943,921       $   286,784
Net realized gain/(loss) on investments...................................................            (2,404)          (11,660)
Net unrealized appreciation/(depreciation) on investments.................................           (91,574)             (770)
                                                                                                ------------       -----------
Net increase/(decrease) in net assets resulting from operations...........................           849,943           274,354
Distributions to shareholders:
  From net investment income..............................................................          (942,468)         (279,091)
Net increase/(decrease) in net assets from capital share transactions.....................           467,619         1,617,435
                                                                                                ------------       -----------
Net increase/(decrease) in net assets.....................................................           375,094         1,612,698
NET ASSETS:
Beginning of period.......................................................................        18,095,966         5,932,442
                                                                                                ------------       -----------
End of period.............................................................................      $ 18,471,060       $ 7,545,140
                                                                                                ============       ===========

                       See Notes to Financial Statements.

                       =============== 68 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  MUNI INTERMEDIATE PORTFOLIO
                                                  ------------------------------------------------------------
                                                    SIX MONTHS                YEAR ENDED OCTOBER 31,              PERIOD ENDED
                                                      ENDED         ------------------------------------------    OCTOBER 31,
                                                  APRIL 30, 1997     1996       1995        1994        1993        1992(+)
                                                  --------------    -------    -------    ---------    -------    ------------
                                                   (UNAUDITED)
Net asset value, beginning of period...........      $  10.26       $ 10.32    $  9.74    $ 10.59      $ 10.00       $ 10.00
                                                     --------       -------    -------    -------      -------       -------
Income from investment operations:
Net investment income..........................          0.30          0.53       0.53       0.53         0.44          0.11
Net realized and unrealized gain/(loss) on
  investments..................................         (0.10)        (0.06)      0.58      (0.85)        0.59         (0.03)
                                                     --------       -------    -------    -------      -------       -------
Total from investment operations...............          0.20          0.47       1.11      (0.32)        1.03          0.08
                                                     --------       -------    -------    -------      -------       -------
Distributions to shareholders from net
  investment income............................         (0.26)        (0.53)     (0.53)     (0.53)       (0.44)        (0.08)
                                                     --------       -------    -------    -------      -------       -------
Net asset value, end of period.................      $  10.20       $ 10.26    $ 10.32    $  9.74      $ 10.59       $ 10.00
                                                     ========       =======    =======    =======      =======       =======
Total Return(++)...............................          1.99%         4.67%     11.76%     (3.13)%      10.54%         0.74%
                                                     ========       =======    =======    =======      =======       =======
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)...........      $ 19,192       $18,471    $18,096    $22,097      $94,803       $42,533
Ratio of operating expenses to average net
  asset........................................          0.37%*        0.32%      0.28%      0.25%        0.25%         0.25%
Ratio of net investment income to average net
  assets.......................................          5.12%*        5.16%      5.23%      4.78%        4.41%         4.22%
Portfolio turnover rate........................            17%*          44%        28%        11%          10%            3%

---------------
 + The Portfolio commenced operations on June 5, 1992.

++ Total return represents aggregate total return for the period indicated.

 * Annualized.

                       See Notes to Financial Statements.

                       =============== 69 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            NEW JERSEY MUNICIPAL PORTFOLIO
                                                                     --------------------------------------------
                                                                       SIX MONTHS      YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                         ENDED         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                     APRIL 30, 1997       1996           1995          1994(+)
                                                                     --------------    -----------    -----------    ------------
                                                                      (UNAUDITED)
Net asset value, beginning of period..............................      $    9.97        $ 10.00        $  9.22        $  10.00
                                                                        ---------        -------        -------        --------
Income from investment operations:
Net investment income.............................................           0.26           0.44           0.41            0.32
Net realized and unrealized gain/(loss) on investments............          (0.10)         (0.03)          0.78           (0.82)
                                                                        ---------        -------        -------        --------
Total from investment operations..................................           0.16           0.41           1.19           (0.50)
                                                                        ---------        -------        -------        --------
Distributions to shareholders from net
  investment income...............................................          (0.22)         (0.44)         (0.41)          (0.28)
                                                                        ---------        -------        -------        --------
Net asset value, end of period....................................      $    9.91        $  9.97        $ 10.00        $   9.22
                                                                        =========        =======        =======        ========
Total Return(++)..................................................           1.64%          4.24%         13.25%          (5.13)%
                                                                        =========        =======        =======        ========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)..............................      $  10,425        $ 7,545        $ 5,932        $  4,564
Ratio of operating expenses to average net assets.................           0.24%*         0.24%          0.53%           0.60%
Ratio of net investment income to average net assets..............           4.56%*         4.56%          4.30%           3.60%
Portfolio turnover rate...........................................             16%*           33%            12%             65%

---------------
 + The Portfolio commenced operations on November 1, 1993.

++ Total return represents aggregate total return for the period indicated.

 * Annualized.

                       See Notes to Financial Statements.

                       =============== 70 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                        MUNICIPAL INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

   FACE                                                                                                            MARKET
  AMOUNT                                                                                                           VALUE
-----------                                                                                                     ------------
MUNICIPAL BONDS & NOTES -- 97.3%
$   200,000  Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health
               Center, Series A
               5.30% due 04/01/08............................................................................   $    199,630
    175,000  Allegheny County, PA, Series C, General Obligation Unlimited, (MBIA Insured)
               5.875% due 09/15/12...........................................................................        178,285
    100,000  Allegheny County, PA, Redevelopment Authority Revenue
               5.20% due 08/01/03............................................................................        100,182
    125,000  Beaver County, PA, Industrial Development Authority Pollution Control Revenue,
               Saint Joe Minerals Corporation Project
               6.00% due 05/01/07............................................................................        125,012
    190,000  Beaver County, PA, Industrial Development Authority Pollution Control Revenue,
               Ohio Edison Co. Mansfield
               7.10% due 06/01/18............................................................................        204,022
    500,000  Beaver Falls, PA, Municipal Authority Water & Hydroelectric Revenue
               (FGIC Insured)
               5.70% due 12/01/08............................................................................        510,260
    385,000  Berks County, PA, Municipal Authority Higher Education, PA Pooled Financing Program
               6.70% due 09/01/07............................................................................        388,719
    100,000  Bethel Park, PA, School District, General Obligation Unlimited, (FGIC Insured)
               5.40% due 08/01/00............................................................................        101,607
    100,000  Bucks County, PA, Community College Authority College Building Revenue
               6.05% due 06/15/06............................................................................        105,242
     55,000  Butler County, PA, Airport Authority Revenue
               7.25% due 11/01/99............................................................................         57,601
    100,000  Chambersburg, Pennsylvania Area School District, Series B, General Obligation Unlimited, (AMBAC
               Insured)
               6.625% due 04/01/09...........................................................................        104,605
    325,000  Chester County, PA, General Obligation Unlimited
               5.40% due 12/15/06............................................................................        330,587
    190,000  College Township, Industrial Development Authority, PA, Corning Glass Works Project
               6.60% due 06/01/04............................................................................        190,257
    210,000  Coraopolis-Verona Housing Development Corporation, Multifamily Mortgage Revenue (FHA Insured)
               5.35% due 07/01/03............................................................................        213,623
     10,000  Cornwall-Lebanon, PA, School District, General Obligation Unlimited,
               (FGIC Insured)
               5.30% due 02/15/01............................................................................         10,045
    200,000  Dauphin County, PA, General Obligation Unlimited, (MBIA Insured)
               5.40% due 08/01/06............................................................................        202,520
    125,000  Dauphin County, PA, Series B, General Obligation Unlimited, (MBIA Insured)
               5.20% due 03/15/04............................................................................        125,689
    100,000  Dauphin County, PA, General Authority Revenue
               6.85% due 06/01/26............................................................................        104,297
    130,000  Dauphin County, PA, General Authority Revenue
               6.80% due 06/01/26............................................................................        137,644

                       See Notes to Financial Statements.

                       =============== 71 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                        MUNICIPAL INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

   FACE                                                                                                            MARKET
  AMOUNT                                                                                                           VALUE
-----------                                                                                                     ------------
MUNICIPAL BONDS & NOTES -- (CONTINUED)
$   500,000  Dauphin County, PA, General Authority Revenue
               6.00% due 06/01/26............................................................................   $    509,170
     25,000  Dauphin County, PA, General Authority Revenue
               5.80% due 06/01/26............................................................................         25,034
    250,000  Delaware County, PA, Unrefunded Balance, General Obligation Unlimited
               7.25% due 12/01/00............................................................................        250,640
     25,000  Delaware County, PA, Industrial Development Authority Revenue, RES Recovery Project -- Series A,
               (Bank of America, S. F. Insured)
               8.10% due 12/01/13............................................................................         25,962
    600,000  Delaware River Joint Toll Bridge, Refunding, (FGIC Insured)
               6.15% due 07/01/04............................................................................        629,928
    200,000  Delaware River Port Authority, PA & NJ Delaware River Bridges Revenue
               6.50% due 01/15/11............................................................................        216,986
    200,000  Delaware River Port Authority, PA & NJ Delaware River Bridges Revenue
               6.00% due 01/15/10............................................................................        211,782
     50,000  Delaware River Port Authority, PA & NJ Delaware River Bridges Revenue
               5.625% due 01/15/09...........................................................................         52,073
    100,000  Eastern Montgomery County, PA, Refunding
               5.90% due 06/15/02............................................................................        100,106
    150,000  Eastern Montgomery County, PA, Refunding
               5.75% due 06/15/01............................................................................        150,150
     50,000  Erie County, PA, Hospital Authority Revenue, Saint Vincent Health Center, Series B (MBIA
               Insured)
               5.00% due 07/01/98............................................................................         50,519
    100,000  Gettysburg, PA, Municipal Authority College Revenue, Gettysburg College Project
               5.95% due 02/15/00............................................................................        102,826
    100,000  Gettysburg, PA, Municipal Authority County, Guaranteed Hospital Revenue, Gettysburg Hospital
               Project, (MBIA County Guaranteed)
               6.20% due 07/01/12............................................................................        103,194
    570,000  Greene County, PA, Industrial Development Authority, Pollution Control Revenue, West
               Pennsylvania Power, Hatfield Ferry
               6.10% due 02/01/07............................................................................        570,234
    100,000  Greene County, PA, Industrial Development Authority, Pollution Control Revenue, West
               Pennsylvania Power, (MBIA Insured)
               6.10% due 02/01/07............................................................................        100,048
    275,000  Hazleton, PA, Area School District, Series A, General Obligaton Unlimited
               5.875% due 03/01/10...........................................................................        282,263
    100,000  Hempfield, PA, School District, Lancaster School, General Obligaton Unlimited,
               (FGIC Insured)
               6.10% due 08/15/02............................................................................        105,764
    170,000  Lancaster, PA, Higher Education Authority College Revenue, Franklin & Marshall College PJ, (MBIA
               Insured)
               6.55% due 04/15/07............................................................................        180,904
    375,000  Lycoming County, PA, College Revenue, PA College of Technology, (AMBAC Insured)
               5.20% due 11/01/04............................................................................        377,111

                       See Notes to Financial Statements.

                       =============== 72 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                        MUNICIPAL INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

   FACE                                                                                                            MARKET
  AMOUNT                                                                                                           VALUE
-----------                                                                                                     ------------
MUNICIPAL BONDS & NOTES -- (CONTINUED)
$   100,000  Montgomery County, PA, Higher Education & Health Authority Hospital Revenue, Abington Memorial
               Hospital, Series A, (AMBAC Insured)
               5.80% due 06/01/04............................................................................   $    104,006
    110,000  Montgomery County, PA, Industrial Development Authority Revenue
               7.50% due 01/01/12............................................................................        117,589
    100,000  New Kensington, PA, General Obligation Unlimited, (FGIC Insured)
               5.625% due 10/01/04...........................................................................        101,471
    200,000  North East, PA, School District, Refunding, (AMBAC Insured)
               6.00% due 09/15/10............................................................................        205,706
    200,000  North Penn, PA, School District, Series A, General Obligation Unlimited
               6.20% due 09/01/07............................................................................        207,490
    150,000  North Pocono, School District, PA, General Obligation Unlimited, (FGIC Insured)
               5.25% due 07/15/06............................................................................        150,492
     75,000  Palisades School District, PA, 1st Series, General Obligation Unlimited
               5.70% due 09/01/02............................................................................         75,047
    100,000  Palisades School District, PA, 1st Series, General Obligation Unlimited
               5.85% due 09/01/03............................................................................        100,139
    275,000  Penn Trafford, PA, School District, General Obligation Unlimited, (MBIA Insured)
               6.50% due 04/01/06............................................................................        287,276
    200,000  Pennridge, PA, School District, Series A, General Obligation Unlimited,
               (AMBAC Insured)
               6.25% due 02/15/04............................................................................        210,170
    100,000  Pennsylvania Housing Finance Agency, Single Family Mortgage, Series S,
               (FHA Insured)
               7.15% due 10/01/01............................................................................        104,380
    125,000  Pennsylvania Housing Finance Agency, Single Family Mortgage, Series S
               (FHA Insured)
               7.60% due 04/01/16............................................................................        133,022
    350,000  Pennsylvania Housing Finance Agency, Refunding, Rental Housing
               5.25% due 07/01/04............................................................................        351,841
    500,000  Pennsylvania Housing Finance Agency, Refunding, Rental Housing
               5.45% due 07/01/06............................................................................        505,210
    330,000  Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 38
               5.50% due 04/01/05............................................................................        331,878
    500,000  Pennsylvania Infrastructure Investment Authority Revenue Pennvest Loan Pool -- Remarket 5/3/93-A
               5.90% due 09/01/10............................................................................        509,770
    300,000  Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue, City of Philadelphia Funding
               Program, (FGIC Insured)
               6.00% due 06/15/02............................................................................        315,054
    300,000  Pennsylvania State, Certificates of Participation, Series A, (AMBAC Insured)
               5.00% due 07/01/03............................................................................        299,349
     50,000  Pennsylvania State, General Obligation Unlimited
               8.90% due 10/01/98............................................................................         50,459
    250,000  Pennsylvania State, First Series, General Obligation Unlimited
               6.375% due 09/15/12...........................................................................        265,740

                       See Notes to Financial Statements.

                       =============== 73 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                        MUNICIPAL INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

   FACE                                                                                                            MARKET
  AMOUNT                                                                                                           VALUE
-----------                                                                                                     ------------
MUNICIPAL BONDS & NOTES -- (CONTINUED)
 $1,000,000  Pennsylvania State Finance Authority Revenue, Refunding, Municipal Capital Improvements Program
               6.60% due 11/01/09............................................................................   $  1,065,530
    695,000  Pennsylvania State Higher Education Assistance Agency Student Loan Revenue, Refunding, Series A,
               (FGIC Insured)
               6.80% due 12/01/00............................................................................        736,992
    250,000  Pennsylvania State Higher Educational Facilities Authority College & University Revenues,
               University of Pennsylvania, Series A
               5.60% due 09/01/10............................................................................        251,632
    200,000  Pennsylvania State Higher Educational Facilities Authority College & University Revenues, Drexel
               University Project
               5.25% due 08/01/05............................................................................        198,400
    140,000  Pennsylvania State Higher Educational Facilities Authority College & University Revenues, Drexel
               University Project
               5.65% due 02/01/09............................................................................        139,535
     25,000  Pennsylvania State Public School Building Authority Lease Revenue
               9.25% due 11/01/97............................................................................         25,661
     50,000  Perkiomen Valley School Authority, PA, School Revenue, (MBIA Insured)
               6.40% due 12/01/02............................................................................         51,704
    100,000  Philadelphia, PA, Gas Works Revenue
               5.50% due 07/01/04............................................................................        102,429
    100,000  Philadelphia, PA, Hospitals and Higher Educational Facilities, Authority Hospital Revenue,
               Children's Hospital Philadelphia, Series A
               5.00% due 02/15/02............................................................................         99,993
    320,000  Philadelphia, PA, Hospitals Revenue, Hospital University, PA, (FGIC Insured)
               5.875% due 07/01/08...........................................................................        334,784
    260,000  Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D
               5.75% due 10/01/07............................................................................        263,442
    150,000  Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D
               6.20% due 04/01/11............................................................................        151,531
    155,000  Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D
               6.20% due 10/01/11............................................................................        156,583
    110,000  Reading, PA, General Obligation Unlimited, (AMBAC Insured)
               6.00% due 11/15/03............................................................................        110,583
    100,000  Reading, PA, General Obligation Unlimited, (AMBAC Insured)
               6.10% due 11/15/04............................................................................        100,557
    235,000  Ringgold, PA, School District
               6.20% due 01/15/13............................................................................        246,090
    250,000  Sayre, PA, Health Care Facilities Authority Revenue, (AMBAC Insured)
               6.10% due 07/01/02............................................................................        262,835
    100,000  Seneca Valley, PA, School District, Series B, General Obligation Unlimited,
               (FGIC Insured)
               5.70% due 07/01/06............................................................................        102,415
    125,000  Seneca Valley, PA, School District, Series B, General Obligation Unlimited,
               (FGIC Insured)
               5.80% due 07/01/10............................................................................        127,016
    285,000  Southeastern Pennsylvania Transportation Authority, Revenue
               6.00% due 06/01/01............................................................................        297,110
    110,000  Southeastern Pennsylvania Transportation Authority, Revenue
               6.00% due 06/01/00............................................................................        114,084

                       See Notes to Financial Statements.

                       =============== 74 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                        MUNICIPAL INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

   FACE                                                                                                            MARKET
  AMOUNT                                                                                                           VALUE
-----------                                                                                                     ------------
MUNICIPAL BONDS & NOTES -- (CONCLUDED)
   $ 40,000  Southeastern Pennsylvania Transportation Authority, Pennsylvania Lease Revenue
               5.75% due 12/01/04............................................................................   $     40,070
    250,000  State Public School Building Authority, PA, School, Hazleton Area School District Project, (FGIC
               Insured)
               6.50% due 03/01/08............................................................................        263,100
    100,000  State Public School Building Authority, PA, School, Erie County Area Vocational Technical School
               G, (MBIA Insured)
               5.45% due 06/15/98............................................................................        100,163
    100,000  Swarthmore Borough, PA, College Revenue
               6.10% due 09/15/07............................................................................        105,260
    120,000  Swatara Township Authority, PA, Sewer, Revenue, (MBIA Insured)
               6.15% due 05/01/07............................................................................        129,679
    125,000  Unionville-Chadds Ford, PA, School District, General Obligation Unlimited,
               (State Aid Withholding)
               5.50% due 06/01/08............................................................................        125,570
    325,000  Wayne County, PA, Hospital & Health Facilities Authority, County Guaranteed Hospital Revenue,
               Wayne Memorial Hospital Project, (MBIA Insured)
               5.05% due 07/01/03............................................................................        324,805
    240,000  Westmoreland County, PA, Municipal Authority, Municipal Services Revenue,
               Series P, (MBIA Insured)
               5.80% due 07/01/01............................................................................        249,413
    100,000  Wilkinsburg, PA, Joint Water Authority, Water Revenue, Series A, (AMBAC Insured)
               6.10% due 08/15/04............................................................................        105,764
     40,000  William Penn, PA, School District, General Obligation Unlimited
               8.00% due 08/01/00............................................................................         42,000
    100,000  Wilson, PA, Area School District, Series A, General Obligation Unlimited,
               (AMBAC Insured)
               6.20% due 05/15/07............................................................................        100,100
    100,000  Wilson, PA, Area School District, Refunding, Series B, General Obligation Unlimited, (AMBAC
               Insured)
               6.00% due 05/15/03............................................................................        100,075
    170,000  York County, PA, Industrial Development Authority, Industrial Development Revenue, Refunding,
               Stanley Works Project
               6.25% due 07/01/02............................................................................        181,538
                                                                                                                ------------
TOTAL INVESTMENTS -- (COST $18,526,881*)............................................................    97.3%   $ 18,667,053

OTHER ASSETS IN EXCESS OF LIABILITIES...............................................................     2.7%        525,279
                                                                                                       ---------------------

NET ASSETS..........................................................................................   100.0%   $ 19,192,332
                                                                                                       =====================
NET ASSET VALUE ($19,192,332 DIVIDED BY 1,882,354 SHARES OUTSTANDING)...............................                  $10.20
                                                                                                                ============

---------------
 * Aggregate cost for Federal tax purposes.

INSURANCE ABBREVIATIONS:

AMBAC    -- American Municipal Bond Assurance Corporation
CAPGTY   -- Capital Guaranty
FGIC     -- Federal Guaranty Insurance Corporation
FSA      -- Financial Security Assurance
MBIA     -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.

                       =============== 75 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                         NEW JERSEY MUNICIPAL PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 APRIL 30, 1997
                                  (UNAUDITED)

  FACE                                                                                                             MARKET
 AMOUNT                                                                                                            VALUE
---------                                                                                                       ------------
MUNICIPAL BONDS & NOTES -- 98.7%
 $100,000  Beach Haven, NJ, General Obligation Unlimited, (MBIA Insured)
             5.70% due 08/15/03..............................................................................   $    104,169
  100,000  Burlington County, NJ, General Obligation Unlimited
             5.20% due 09/15/02..............................................................................        101,775
  100,000  Burlington County, NJ, General Obligation Unlimited
             5.20% due 10/01/04..............................................................................        101,470
  100,000  Burlington Township, NJ, General Obligation Unlimited
             4.70% due 02/15/02..............................................................................         99,705
  150,000  Cape May County, NJ, General Improvements, General Obligation Unlimited,
             (AMBAC Insured)
             5.35% due 08/01/04..............................................................................        153,515
  200,000  Cape May County, NJ, Municipal Utilities Authority, Sewer Revenue, Refunding,
             (AMBAC Insured)
             5.60% due 01/01/05..............................................................................        206,780
  100,000  Delaware River Joint Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, Refunding, (FGIC
             Insured)
             6.15% due 07/01/04..............................................................................        104,988
   90,000  Delaware River Port Authority, PA, NJ, & DE River Bridges Revenue
             5.625% due 01/15/09.............................................................................         93,732
  100,000  Delaware River Port Authority, PA, NJ, & DE River Bridges Revenue
             6.50% due 01/15/11..............................................................................        108,493
  245,000  Delaware River Port Authority, PA, NJ, & DE River Bridges Revenue
             6.00% due 01/15/10..............................................................................        259,433
  125,000  Egg Harbor Township, NJ, School District, General Obligation Unlimited, (MBIA Insured)
             4.75% due 03/01/03..............................................................................        123,365
  100,000  Gloucester County, NJ, General Obligation Unlimited, (AMBAC Insured)
             4.50% due 01/01/98..............................................................................        100,433
  100,000  Gloucester County, NJ, Improvement Authority Revenue, County Library Lease Project
             5.20% due 12/15/05..............................................................................        100,477
  200,000  Hasbrouck Heights, NJ, General Improvements, General Obligation Unlimited
             5.25% due 09/01/04..............................................................................        203,024
  100,000  Hudson County, NJ, General Improvements-Series A, General Obligation Unlimited, (FGIC Insured)
             4.90% due 10/01/06..............................................................................         98,148
  250,000  Hudson County, NJ, Certificates of Participation, Refunding -- Correctional Facilities, (MBIA
             Insured)
             6.20% due 06/01/03..............................................................................        264,623
  200,000  Hunterdon, NJ, Central Regional High School District, General Obligation Unlimited, (FSA Insured)
             5.25% due 05/01/06..............................................................................        202,000
  250,000  Jersey City, NJ, School Improvements, General Obligation Unlimited, (MBIA Insured)
             5.50% due 03/15/06..............................................................................        256,873
  100,000  Lyndhurst Township, NJ, General Improvements, General Obligation Unlimited,
             (FGIC Insured)
             5.50% due 10/01/05..............................................................................        103,328

                       See Notes to Financial Statements.

                       =============== 76 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                         NEW JERSEY MUNICIPAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

  FACE                                                                                                             MARKET
 AMOUNT                                                                                                            VALUE
---------                                                                                                       ------------
MUNICIPAL BONDS & NOTES -- (CONTINUED)
 $105,000  Manalapan-Englishtown, NJ, Regional Board of Education, General Obligation Unlimited, (School
             Board Residual Fund Insured)
             5.00% due 05/01/07..............................................................................   $    104,024
  125,000  Manchester Township, NJ, Board of Education Certificates of Participation, Refunding, (MBIA
             Insured)
             4.70% due 12/15/02..............................................................................        123,825
  100,000  Mercer County, NJ, Improvement Authority Revenue, Refunding -- Solid Waste,
             (County Guaranteed -- Series 97)
             5.20% due 09/15/08..............................................................................         99,282
  150,000  Mercer County, NJ, Improvement Authority Revenue, Refunding -- Goverment Leasing, (County
             Guaranteed -- A)
             5.40% due 12/01/05..............................................................................        153,552
  285,000  Middlesex County, NJ, Sewer Authority, Refunding
             5.625% due 01/01/07.............................................................................        290,939
  100,000  Middletown Township, NJ, General Obligation Unlimited
             5.00% due 08/01/05..............................................................................         99,591
  150,000  Middletown Township, NJ, Sewer Authority, Sewer Revenue, Refunding -- Series A,
             (FGIC Insured)
             4.65% due 01/01/02..............................................................................        148,812
  125,000  Monmouth County, NJ, Improvement Authority Revenue, Governmental Loans,
             (FSA Insured)
             4.75% due 07/15/03..............................................................................        123,604
  200,000  Morris Township, NJ, School District, General Obligation Unlimited
             5.625% due 04/01/06.............................................................................        206,630
  125,000  New Jersey Building Authority, State Building Revenue
             4.70% due 06/15/06..............................................................................        120,321
   75,000  New Jersey Health Care Facilities Finance Authority Revenue, (Mountainside Hospital), (MBIA
             Insured)
             4.60% due 07/01/00..............................................................................         74,906
  100,000  New Jersey Health Care Facilities Finance Authority Revenue, (St. Joseph's Hospital & Medical
             Center -- A)
             5.00% due 07/01/03..............................................................................         99,157
  200,000  New Jersey Economic Development Authority, Market Transition Facilities Revenue, Senior
             Lien -- Series A, (MBIA Insured)
             5.125% due 07/01/00.............................................................................        202,374
  200,000  New Jersey Economic Development Authority, Market Transition Facilities Revenue, Senior
             Lien -- Series A, (MBIA Insured)
             5.70% due 07/01/05..............................................................................        207,434
  125,000  New Jersey Economic Development Authority, Market Transition Facilities Revenue, Senior
             Lien -- Series A, (MBIA Insured)
             5.75% due 07/01/06..............................................................................        129,769
  250,000  New Jersey State, General Obligation Unlimited, Refunding -- Series C
             6.50% due 01/15/03..............................................................................        260,052
  100,000  New Jersey State, General Obligation Unlimited, Refunding -- Series D
             5.10% due 02/15/00..............................................................................        101,443

                       See Notes to Financial Statements.

                       =============== 77 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                         NEW JERSEY MUNICIPAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

  FACE                                                                                                             MARKET
 AMOUNT                                                                                                            VALUE
---------                                                                                                       ------------
MUNICIPAL BONDS & NOTES -- (CONTINUED)
 $225,000  New Jersey State Educational Facilities Authority Revenue, Princeton University -- Series A
             5.50% due 07/01/05..............................................................................   $    231,692
  125,000  New Jersey State Educational Facilities Authority Revenue, Higher Education Equipment Leasing
             Fund -- A, (MBIA Insured)
             5.00% due 09/01/00..............................................................................        126,061
  150,000  New Jersey State Educational Facilities Authority Revenue, Princeton University -- Series C
             4.75% due 07/01/05..............................................................................        147,402
  100,000  New Jersey State Educational Facilities Authority Revenue, Higher Education Facilities Trust
             Fund -- Series A, (AMBAC Insured)
             5.125% due 09/01/02.............................................................................        101,226
  350,000  New Jersey State Educational Facilities Authority Revenue, Higher Education Facilities Trust
             Fund -- Series A, (AMBAC Insured)
             5.125% due 09/01/07.............................................................................        349,002
  125,000  New Jersey State Educational Facilities Authority Revenue, Higher Education Facilities Trust
             Fund -- Series A, (AMBAC Insured)
             5.125% due 09/01/08.............................................................................        123,985
  250,000  New Jersey State Highway Authority Garden State Parkway General Revenue, Highway Revenue Tolls,
             (AMBAC Insured)
             6.15% due 01/01/07..............................................................................        264,518
  200,000  New Jersey State Housing and Mortgage Finance Agency Revenue, Local or Guaranteed
             Housing -- Series A, (HUD Section 8)
             6.50% due 11/01/03..............................................................................        212,042
  125,000  New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer --
             Series P, (MBIA Insured)
             5.05% due 04/01/07..............................................................................        123,985
  100,000  New Jersey State Transportation Trust Fund Authority, Transportation System --
             Series A, (FSA Insured)
             4.75% due 6/15/03...............................................................................         99,470
  150,000  New Jersey State Transportation Trust Fund Authority, Transportation System --
             Series A
             5.30% due 12/15/01..............................................................................        153,782
  200,000  New Jersey State Transportation Trust Fund Authority, Transportation System --
             Series B, (MBIA Insured)
             5.00% due 06/15/04..............................................................................        200,226
  250,000  New Jersey State Turnpike Authority, Turnpike Revenue, Series A, (MBIA-IBC Insured)
             5.90% due 01/01/04..............................................................................        261,742
  145,000  New Jersey Wastewater Treatment Trust -- Series A
             6.00% due 07/01/09..............................................................................        152,134
  125,000  New Jersey Wastewater Treatment Trust, Refunding -- Series C, (MBIA Insured)
             6.25% due 05/15/03..............................................................................        133,662
  100,000  Ocean County, NJ, General Improvement, General Obligation Unlimited
             5.65% due 07/01/06..............................................................................        104,204
  250,000  Ocean Township, NJ, Sewer Authority
             6.00% due 12/01/07..............................................................................        262,872

                       See Notes to Financial Statements.

                       =============== 78 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                         NEW JERSEY MUNICIPAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                 APRIL 30, 1997
                                  (UNAUDITED)

  FACE                                                                                                             MARKET
 AMOUNT                                                                                                            VALUE
---------                                                                                                       ------------
MUNICIPAL BONDS & NOTES -- (CONCLUDED)
 $200,000  Park Ridge, NJ, General Obligation Unlimited
             5.60% due 11/01/03..............................................................................   $    207,152
  125,000  Passaic County, NJ, General Obligation Unlimited
             4.70% due 09/01/03..............................................................................        123,176
  100,000  Passaic Valley, NJ, Sewer Commissioners, Sewer System -- Series D,
             (AMBAC Insured, General Obligation of Commission)
             5.75% due 12/01/09..............................................................................        101,963
  130,000  Perth Amboy, NJ, General Obligation Unlimited, (MBIA Insured)
             6.20% due 08/01/06..............................................................................        140,371
   40,000  Port Authority of New York & New Jersey, Consolidated -- 91st Series
             5.50% due 10/01/08..............................................................................         40,054
  125,000  Port Authority of New York & New Jersey, Consolidated -- 91st Series
             4.40% due 11/15/01..............................................................................        122,709
  100,000  Port Authority of New York & New Jersey, Consolidated -- 86th Series
             4.60% due 07/01/02..............................................................................         98,593
  125,000  Port Authority of New York, Consolidated
             5.80% due 02/01/07..............................................................................        125,586
   25,000  Rutgers State University, NJ, Refunding -- Series S
             4.00% due 05/01/97..............................................................................         25,000
  300,000  Rutgers State University, NJ, Refunding -- Series S
             5.25% due 05/01/07..............................................................................        300,777
  250,000  Southern Regional High School District, General Obligation Unlimited, (MBIA Insured)
             5.40% due 09/01/04..............................................................................        256,678
  160,000  Sparta Township, NJ, School District, General Obligation Unlimited, (MBIA Insured)
             5.75% due 09/01/04..............................................................................        167,682
  100,000  Surf City, NJ, General Obligation Unlimited, (MBIA Insured)
             5.15% due 01/15/06..............................................................................        100,878
  100,000  West Orange, NJ, General Obligation Unlimited
             5.10% due 01/01/05..............................................................................        100,308
                                                                                                                ------------
TOTAL INVESTMENTS (COST $10,275,308*)...............................................................    98.7%     10,290,978

OTHER ASSETS IN EXCESS OF LIABILITIES...............................................................     1.3%        133,686
                                                                                                       ---------------------

NET ASSETS..........................................................................................   100.0%    $10,424,664
                                                                                                       =====================

NET ASSET VALUE ($10,424,664 DIVIDED BY 1,052,431 SHARES OUTSTANDING)...............................                   $9.91
                                                                                                                ============

---------------
* Aggregate cost for Federal tax purposes.

INSURANCE ABBREVIATIONS:

AMBAC   -- American Municipal Bond Assurance Corporation
FGIC    -- Federal Guaranty Insurance Corporation
FSA     -- Financial Security Assurance, Inc.
MBIA    -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.

                       =============== 79 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Glenmede Portfolios (the "Fund") is an investment company that was organized as a "Massachusetts business trust" on March 3, 1992 and is registered with the Securities and Exchange Commision under the Investment Company Act of 1940 as an open-end management Investment company. As of April 30, 1997, the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios"). The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

  PORTFOLIO VALUATION: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate.

  Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains of various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

  ORGANIZATION COSTS: Organization costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations. The Portfolios' Advisor has agreed that in the event any of the initial share in any the Portfolios are redeemed during such period, the appropriate Portfolio will be reimbursed for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the numbers of the initial shares held at the time of redemption.

  FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY TRANSACTIONS

  The Glenmede Trust Company (the "Advisor") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. However, each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

  Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee computed daily and payable monthly at the annual rate of 0.12% of the first $100 million of the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"), 0.08% of the next $150 million of the combined aggregate average daily net assets of the Companies, 0.04% of the next $500 million of the combined aggregate average daily net assets of the Companies and 0.03% of the combined aggregate average daily net assets of the Companies in excess of $750 million. This fee is allocated to each Fund based on its relative net assets.

  The Fund pays each Board member, other than Mr. Church, an annual fee of $1,000 plus and out-of-pocket expenses incurred in attending Board meetings.

                       =============== 80 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

3. PURCHASES AND SALES OF SECURITIES

  For the period ended April 30, 1997, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

PORTFOLIO                                                                                             PURCHASES       SALES
---------                                                                                            -----------   -----------
Muni Intermediate Portfolio.......................................................................    $2,973,985    $1,572,149
New Jersey Muni Portfolio.........................................................................     3,747,076       676,495

  At April 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                                                                          APPRECIATION    DEPRECIATION
---------                                                                                          ------------    ------------
Muni Intermediate Portfolio.....................................................................     $211,912         $71,740
New Jersey Muni Portfolio.......................................................................       70,500          54,830

4. SHARES OF BENEFICIAL INTEREST

  The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                                                            PERIOD ENDED 4/30/97        YEAR ENDED 10/31/96
                                                                           -----------------------    -----------------------
                                                                            SHARES       AMOUNT        SHARES       AMOUNT
                                                                           --------    -----------    --------    -----------
MUNI INTERMEDIATE PORTFOLIO:
  Sold..................................................................    207,005    $ 2,118,900     359,842    $ 3,686,100
  Redeemed..............................................................   (124,153)    (1,272,420)   (313,802)    (3,218,481)
                                                                           --------    -----------    --------    -----------
  Net increase..........................................................     82,852    $   846,480      46,040    $   467,619

NEW JERSEY MUNI PORTFOLIO:
  Sold..................................................................    344,131    $ 3,432,900     263,097    $ 2,617,250
  Redeemed..............................................................    (48,160)      (480,002)   (100,048)      (999,815)
                                                                           --------    -----------    --------    -----------
  Net increase..........................................................    295,971    $ 2,952,898     163,049    $ 1,617,435

5. CAPITAL LOSS CARRYFORWARD

  At April 30, 1996, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                                                                        EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
PORTFOLIO                                                               IN 2000     IN 2001     IN 2002     IN 2003     IN 2004
---------                                                               --------    --------    --------    --------    --------
Muni Intermediate Portfolio..........................................     $656       $4,787     $215,936    $549,436    $  2,107
New Jersey Muni Portfolio............................................       --           --       74,408      21,708      11,660

6. CONCENTRATION OF CREDIT

  The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent. As of April 30, 1997, the Muni Intermediate Portfolio maintained all of its investments in debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions and the New Jersey Muni Portfolio maintained all of its investments in debt obligations issued by the State of New Jersey and its political subdivisions.

                       =============== 81 ===============

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

7. NET ASSETS

  At April 30, 1997, net assets consisted of:

                                                                                                       MUNI        NEW JERSEY
                                                                                                   INTERMEDIATE       MUNI
                                                                                                    PORTFOLIO       PORTFOLIO
                                                                                                   ------------    -----------
Par value.......................................................................................   $      1,882    $     1,052
Paid in Capital in excess of par value..........................................................     19,780,724     10,480,447
Undistributed net investment income.............................................................         80,698         37,010
Accumulated net realized gain/(loss) on investments sold, and foreign currency transactions.....       (811,144)      (109,515)
Net unrealized appreciation/(depreciation) of investments and foreign currency transactions.....        140,172         15,670
                                                                                                   ------------    -----------
    Total Net Assets............................................................................   $ 19,192,332    $10,424,664
                                                                                                   ============    ===========

--------------------------------------------------------------------------------
The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.
--------------------------------------------------------------------------------

                       =============== 82 ===============

              THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS

                        OFFICERS AND DIRECTORS/TRUSTEES

John W. Church, Jr.                                          Mary Ann B. Wirts
  Chairman, President and                                      Executive Vice President
  Director/Trustee
                                                             Kimberly C. Osborne
H. Franklin Allen, Ph.D.                                       Vice President
  Director/Trustee
                                                             Michael P. Malloy
Willard S. Boothby, Jr.                                        Secretary
  Director/Trustee
                                                             Joseph A. Finelli
Francis J. Palamara                                            Treasurer
  Director/Trustee
                                                             Edward J. Veilleux
G. Thompson Pew, Jr.                                           Assistant Secretary
  Director/Trustee

INVESTMENT ADVISOR                                           INVESTMENT SUB-ADVISOR
  The Glenmede Trust Company                                   (for Emerging Markets Portfolio)
  One Liberty Place                                            Pictet International Management Limited
  1650 Market Street, Suite 1200                               Cutlers Garden
  Philadelphia, Pennsylvania 19103                             5 Devonshire Square
                                                               London, United Kingdom EC2M 4LD
ADMINISTRATOR
  Investment Company Capital Corp.                           DISTRIBUTOR
  P.O. Box 515                                                 Armata Financial Corp.
  Baltimore, Maryland 21203                                    One South Street
                                                               Baltimore, Maryland 21202
CUSTODIAN
  The Chase Manhattan Bank, N.A.
  3 Chase Metrotech Center
  Brooklyn, NY 11245

LEGAL COUNSEL
  Drinker Biddle & Reath LLP
  Philadelphia National Bank Bldg.
  1345 Chestnut Street
  Philadelphia, Pennsylvania 19107

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  2400 Eleven Penn Center
  Philadelphia, Pennsylvania 19103
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